UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03599

Name of Fund: The Royce Fund

Fund Address:  745 Fifth Avenue

New York, NY 10151

Name and address of agent for service:

John E. Denneen, Esq.

Royce & Associates, LLC

745 Fifth Avenue

New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2010

Date of reporting period: 9/30/2010

Item 1 - Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE PENNSYLVANIA MUTUAL FUND
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.2%

Consumer Products – 8.1%
Apparel, Shoes and Accessories - 2.9%
Carter’s [a]	626,500	$16,495,745
Coach	7,100	305,016
Columbia Sportswear	336,161	19,645,249
Fossil [a]	31,900	1,715,901
Gildan Activewear [a]	24,400	685,396
Guess?	286,907	11,657,032
J. Crew Group [a,b]	7,000	235,340
K-Swiss Cl. A [a]	654,450	8,344,238
Movado Group [a]	95,705	1,041,270
Stella International Holdings	563,000	1,104,398
Steven Madden [a]	730,855	30,008,906
Timberland Company (The) Cl. A [a]	232,500	4,605,825
True Religion Apparel [a]	536,700	11,453,178
Volcom [a]	155,856	2,979,967
Warnaco Group (The) [a]	214,710	10,978,122
Weyco Group [c]	590,500	14,301,910
Wolverine World Wide	924,991	26,833,989

		162,391,482

Consumer Electronics - 0.8%
Dolby Laboratories Cl. A [a]	508,250	28,873,683
DTS [a]	83,700	3,194,829
Harman International Industries [a]	292,000	9,755,720

		41,824,232

Food/Beverage/Tobacco - 1.1%
Cal-Maine Foods	383,001	11,099,369
Hain Celestial Group [a]	115,500	2,769,690
Industrias Bachoco ADR	90,386	1,712,815
J&J Snack Foods	360,994	15,136,478
Lancaster Colony	243,647	11,573,232
National Beverage	189,671	2,655,394
Sanderson Farms	363,400	15,731,586
Thai Beverage	1,323,500	276,757

		60,955,321

Health, Beauty and Nutrition - 0.9%
Inter Parfums	1,133,750	19,942,662
Nu Skin Enterprises Cl. A	552,500	15,912,000
Nutraceutical International [a,c]	737,810	11,576,239
NutriSystem	111,800	2,151,032

		49,581,933

Home Furnishing and Appliances - 1.6%
American Woodmark	645,774	11,449,573
Ethan Allen Interiors [c]	1,573,910	27,480,469
Furniture Brands International [a]	1,029,400	5,538,172
La-Z-Boy [a]	907,300	7,657,612
Mohawk Industries [a]	419,900	22,380,670
Natuzzi ADR [a]	2,096,300	7,777,273
Stanley Furniture [a,c]	689,924	2,373,338
Universal Electronics [a]	89,500	1,866,075

		86,523,182

Household Products/Wares - 0.0%
Blyth	21,200	874,288

Sports and Recreation - 0.8%
Callaway Golf	250,000	1,750,000
Polaris Industries	64,500	4,198,950
RC2 Corporation [a]	182,400	3,821,280
Sturm, Ruger & Co.	67,200	916,608
Thor Industries	580,250	19,380,350
Winnebago Industries [a]	1,374,450	14,321,769

		44,388,957

Total		446,539,395

Consumer Services – 6.2%
Leisure and Entertainment - 0.7%
DreamWorks Animation SKG Cl. A [a]	612,300	19,538,493
International Speedway Cl. A	465,700	11,363,080
World Wrestling Entertainment Cl. A	742,201	10,324,016

		41,225,589

Restaurants and Lodgings - 0.2%
CEC Entertainment [a]	340,670	11,695,201

Retail Stores - 5.3%
American Eagle Outfitters	1,397,300	20,903,608
America’s Car-Mart [a]	451,600	11,371,288
Buckle (The)	751,058	19,933,079
CarMax [a]	495,000	13,790,700
Cato Corporation (The) Cl. A	1,400,802	37,485,461
Charming Shoppes [a]	3,523,700	12,403,424
Dress Barn (The) [a]	1,637,313	38,886,184
DSW Cl. A [a]	21,000	602,700
Family Dollar Stores	21,600	953,856
GameStop Corporation Cl. A [a]	663,800	13,083,498
Gymboree Corporation [a]	59,500	2,471,630
Jos. A. Bank Clothiers [a]	805,526	34,323,463
Kirkland’s [a]	44,200	612,612
Le Chateau Cl. A	685,000	8,814,657
Men’s Wearhouse (The)	151,543	3,605,208
O’Reilly Automotive [a]	8,600	457,520
Penske Automotive Group [a]	389,200	5,137,440
Pier 1 Imports [a]	2,421,400	19,831,266
Regis Corporation	565,300	10,814,189
Tiffany & Co.	542,000	25,468,580
Tuesday Morning [a]	370,000	1,764,900
Urban Outfitters [a]	200,000	6,288,000
Wet Seal (The) Cl. A [a]	261,800	887,502

		289,890,765

Total		342,811,555

Financial Intermediaries – 8.3%
Banking - 0.1%
BofI Holding [a,b]	100,000	1,187,000
Comerica	29,600	1,099,640

		2,286,640

Insurance - 5.5%
Alleghany Corporation [a]	103,269	31,293,605
Allied World Assurance Company Holdings	484,286	27,405,745
Alterra Capital Holdings	759,544	15,130,116
American Safety Insurance Holdings [a]	326,040	5,327,494
Amerisafe [a]	598,761	11,244,732
Aspen Insurance Holdings	673,209	20,384,768
Baldwin & Lyons Cl. B	306,000	7,787,700
Berkley (W.R.)	33,500	906,845
CNA Surety [a]	828,200	14,841,344
E-L Financial	37,400	14,903,295
Endurance Specialty Holdings	96,600	3,844,680
Enstar Group [a]	175,900	12,770,340
Erie Indemnity Cl. A	483,180	27,087,071
Fidelity National Financial Cl. A	545,000	8,561,950
Greenlight Capital Re Cl. A [a]	33,500	838,170
HCC Insurance Holdings	449,007	11,714,593
Leucadia National [a]	300,000	7,086,000
Markel Corporation [a]	9,382	3,232,943
Meadowbrook Insurance Group	1,361,686	12,214,323
Montpelier Re Holdings	609,921	10,563,832
PartnerRe	6,100	489,098
ProAssurance Corporation [a]	276,154	15,903,709
Reinsurance Group of America	479,000	23,130,910
RLI	65,231	3,693,379
Stewart Information Services	116,600	1,319,912
Validus Holdings	381,280	10,050,541

		301,727,095

Real Estate Investment Trusts - 0.3%
Colony Financial [c]	953,603	17,622,583

Securities Brokers - 1.9%
Cowen Group Cl. A [a]	842,929	2,773,236
Diamond Hill Investment Group	54,500	3,978,500
DundeeWealth	157,500	2,208,888
FBR Capital Markets [a]	115,000	361,100
GFI Group	580,000	2,691,200
Interactive Brokers Group Cl. A [a]	888,600	15,292,806
International Assets Holding Corporation [a]	78,917	1,428,398
Jefferies Group	685,200	15,547,188
Knight Capital Group Cl. A [a]	1,673,320	20,732,435
Lazard Cl. A	707,400	24,815,592
Raymond James Financial	50,000	1,266,500
Sanders Morris Harris Group	419,476	2,374,234
Stifel Financial [a]	283,799	13,137,056

		106,607,133

Securities Exchanges - 0.5%
NASDAQ OMX Group (The) [a]	433,800	8,428,734
TMX Group	656,500	20,181,840

		28,610,574

Total		456,854,025

Financial Services – 7.6%
Diversified Financial Services - 0.3%
CIT Group [a,b]	150,000	6,123,000
Discover Financial Services	150,000	2,502,000
Duff & Phelps Cl. A	83,300	1,122,051
Franco-Nevada Corporation	300,000	9,438,235

		19,185,286

Information and Processing - 2.4%
Equifax	20,350	634,920
FactSet Research Systems	229,900	18,651,787
Fiserv [a]	19,900	1,071,018
MoneyGram International [a,b]	2,013,400	4,912,696
Morningstar [a]	634,800	28,286,688
MSCI Cl. A [a]	329,500	10,942,695
SEI Investments	1,874,400	38,125,296
Total System Services	1,840,600	28,050,744

		130,675,844

Insurance Brokers - 0.9%
Brown & Brown	1,511,639	30,519,991
Gallagher (Arthur J.) & Co.	718,900	18,957,393

		49,477,384

Investment Management - 3.8%
Affiliated Managers Group [a]	192,865	15,045,399
AGF Management Cl. B	846,600	13,214,497
AllianceBernstein Holding L.P.	1,343,750	35,488,437
Artio Global Investors Cl. A	696,500	10,656,450
CI Financial	480,000	9,680,241
Cohen & Steers	999,970	21,699,349
Eaton Vance	170,500	4,951,320
Evercore Partners Cl. A	118,400	3,387,424
Federated Investors Cl. B	1,827,258	41,588,392
GAMCO Investors Cl. A	145,200	5,594,556
JZ Capital Partners	50,000	238,384
MVC Capital	223,600	2,900,092
Sprott Resource [a]	2,510,000	10,489,843
Waddell & Reed Financial Cl. A	887,027	24,269,059
Westwood Holdings Group	256,538	8,678,681

		207,882,124

Special Purpose Acquisition Corporation - 0.1%
Harbinger Group [a,c]	1,009,600	5,603,280
Westway Group [a]	368,500	1,216,050

		6,819,330

Specialty Finance - 0.1%
First Cash Financial Services [a]	93,400	2,591,850
World Acceptance [a,b]	109,360	4,829,338

		7,421,188

Total		421,461,156

Health – 7.5%
Commercial Services - 0.5%
Owens & Minor	604,000	17,189,840
PAREXEL International [a]	270,000	6,245,100
Schein (Henry) [a]	28,500	1,669,530

		25,104,470

Drugs and Biotech - 1.3%
Celera Corporation [a]	446,300	3,008,062
Emergent Biosolutions [a]	861,150	14,863,449
Endo Pharmaceuticals Holdings [a]	695,900	23,131,716
Furiex Pharmaceuticals [a]	43,625	492,090
Hi-Tech Pharmacal [a]	530,400	10,735,296
Lannett Company [a]	115,590	529,402
Lexicon Pharmaceuticals [a]	1,522,400	2,435,840
Pharmaceutical Product Development	614,900	15,243,371
Regeneron Pharmaceuticals [a]	100,000	2,740,000
3SBio ADR [a]	88,100	1,143,538

		74,322,764

Health Services - 3.4%
Advisory Board (The) [a]	653,379	28,846,683
Almost Family [a,c]	603,943	17,894,831
Chemed Corporation	218,142	12,427,550
Covance [a]	340,000	15,908,600
Cross Country Healthcare [a]	240,700	1,730,633
eResearchTechnology [a]	120,820	903,734
Genoptix [a]	68,827	977,343
Healthcare Services Group	434,850	9,910,231
HealthSouth Corporation [a]	915,000	17,568,000
Hooper Holmes [a]	2,392,970	1,675,079
ICON ADR [a]	345,700	7,474,034
LHC Group [a,b]	644,525	14,946,535
Lincare Holdings	498,750	12,513,637
MEDNAX [a]	454,102	24,203,637
On Assignment [a]	85,000	446,250
Res-Care [a]	2,850	37,819
Transcend Services [a,b]	379,819	5,792,240
U.S. Physical Therapy [a,c]	898,675	15,025,846
VCA Antech [a]	120,000	2,530,800

		190,813,482

Medical Products and Devices - 2.3%
C.R. Bard	5,500	447,865
IDEXX Laboratories [a]	499,599	30,835,250
Kensey Nash [a]	198,559	5,736,370
Medical Action Industries [a]	527,731	4,775,966
Merit Medical Systems [a]	427,669	6,795,660
Obagi Medical Products [a,c]	1,272,315	13,359,307
Patterson Companies	362,535	10,386,628
STERIS Corporation	577,600	19,187,872
SurModics [a,b]	346,900	4,135,048
Techne Corporation	174,300	10,759,539
Teleflex	60,000	3,406,800
Thoratec Corporation [a]	366,600	13,556,868
Young Innovations	111,350	3,185,724

		126,568,897

Total		416,809,613

Industrial Products – 16.9%
Automotive - 1.1%
Autoliv	8,030	524,600
Dorman Products [a]	571,151	17,602,873
Gentex Corporation	344,100	6,713,391
Hertz Global Holdings [a]	53,793	569,668
SORL Auto Parts [a,b]	180,700	1,564,862
Strattec Security [a]	150,000	3,741,000
Superior Industries International	443,600	7,665,408
WABCO Holdings [a]	494,200	20,726,748
Wonder Auto Technology [a,b]	120,882	1,028,706

		60,137,256

Building Systems and Components - 2.1%
AAON	767,100	18,042,192
Apogee Enterprises	41,900	383,385
Armstrong World Industries [a]	895,900	37,188,809
Drew Industries [a]	763,514	15,926,902
NCI Building Systems [a]	78,940	752,298
Preformed Line Products [c]	334,606	11,667,712
Quanex Building Products	30,000	518,100
Simpson Manufacturing	1,201,700	30,979,826

		115,459,224

Construction Materials - 0.5%
Ash Grove Cement	50,018	8,102,916
Owens Corning [a]	850,700	21,803,441

		29,906,357

Industrial Components - 2.2%
CLARCOR	625,400	24,159,202
Donaldson Company	386,300	18,206,319
FARO Technologies [a]	12,100	263,901
GrafTech International [a]	2,628,976	41,090,895
Graham Corporation	144,850	2,248,072
Hubbell Cl. B	24,500	1,243,375
PerkinElmer	986,520	22,828,073
Powell Industries [a]	317,000	9,865,040
Thomas & Betts [a]	14,050	576,331

		120,481,208

Machinery - 3.4%
Briggs & Stratton	252,600	4,801,926
Cascade Corporation	228,008	7,250,654
Chart Industries [a]	20,000	407,200
Columbus McKinnon [a]	218,650	3,627,404
Duoyuan Global Water ADR [a,b]	67,725	882,457
Franklin Electric	657,600	21,806,016
FreightCar America	78,900	1,940,940
Gorman-Rupp Company	39,787	1,096,530
Hollysys Automation Technologies [a,b]	65,355	731,322
Hurco Companies [a]	61,682	1,114,594
Jinpan International	193,780	1,953,302
Lincoln Electric Holdings	425,054	24,576,622
Lindsay Corporation	10,300	446,196
Nordson Corporation	472,032	34,784,038
Rofin-Sinar Technologies [a]	1,180,873	29,970,557
Sun Hydraulics	356,000	10,035,640
Tennant Company	719,300	22,226,370
Wabtec Corporation	412,400	19,708,596

		187,360,364

Metal Fabrication and Distribution - 3.1%
Allegheny Technologies	284,700	13,224,315
Carpenter Technology	117,500	3,960,925
Castle (A.M.) & Co. [a]	98,900	1,310,425
Commercial Metals	238,700	3,458,763
Encore Wire	366,579	7,518,535
Foster (L.B.) Company Cl. A [a]	28,000	810,320
Fushi Copperweld [a,b]	98,700	857,703
Gibraltar Industries [a]	615,120	5,523,778
Haynes International	159,615	5,573,756
Horsehead Holding Corporation [a]	164,500	1,623,615
Insteel Industries	223,708	2,008,898
Kennametal	923,501	28,563,886
Olympic Steel	155,000	3,563,450
RBC Bearings [a]	397,400	13,503,652
Reliance Steel & Aluminum	730,400	30,333,512
Schnitzer Steel Industries Cl. A	430,810	20,799,507
Sims Metal Management ADR	1,329,209	22,596,553
Steel Dynamics	380,521	5,369,151
Universal Stainless & Alloy Products [a]	50,000	1,228,000

		171,828,744

Miscellaneous Manufacturing - 1.7%
Acuity Brands	9,900	437,976
AZZ	400,826	17,171,386
Brady Corporation Cl. A	451,900	13,181,923
Crane Company	37,500	1,422,750
Mettler-Toledo International [a]	241,500	30,052,260
Raven Industries	407,135	15,426,345
Steelcase Cl. A	100,000	833,000
Valmont Industries	183,100	13,256,440

		91,782,080

Paper and Packaging - 0.8%
AptarGroup	228,600	10,440,162
Greif Cl. A	538,368	31,677,573
Orchids Paper Products [a,b]	277,765	4,013,704

		46,131,439

Pumps, Valves and Bearings - 1.1%
Gardner Denver	458,456	24,609,918
Graco	605,449	19,210,897
IDEX Corporation	343,500	12,197,685
Kaydon Corporation	148,400	5,134,640
Robbins & Myers	39,162	1,048,758

		62,201,898

Specialty Chemicals and Materials - 0.8%
Balchem Corporation	266,237	8,216,074
Cabot Corporation	461,500	15,031,055
Calgon Carbon [a]	50,000	725,000
Gulf Resources [a,b]	119,981	922,654
Lubrizol Corporation (The)	11,910	1,262,102
Olin Corporation	34,800	701,568
OM Group [a]	14,800	445,776
Park Electrochemical	82,200	2,165,148
Rogers Corporation [a]	32,650	1,027,822
Schulman (A.)	9,200	185,380
Sensient Technologies	50,000	1,524,500
Westlake Chemical	378,400	11,325,512

		43,532,591

Other Industrial Products - 0.1%
Harbin Electric [a,b]	84,865	1,518,235
MTS Systems	148,774	4,611,994

		6,130,229

Total		934,951,390

Industrial Services – 13.3%
Advertising and Publishing - 0.3%
Interpublic Group of Companies [a]	34,400	345,032
Scholastic Corporation	493,000	13,715,260
ValueClick [a]	302,500	3,956,700

		18,016,992

Commercial Services - 7.1%
ATC Technology [a]	60,000	1,484,400
Barrett Business Services	146,200	2,220,778
Brink’s Company (The)	1,176,185	27,052,255
Cintas Corporation	859,200	23,670,960
Convergys Corporation [a]	86,000	898,700
Copart [a]	761,700	25,113,249
Corinthian Colleges [a,b]	1,252,900	8,795,358
Corporate Executive Board	619,700	19,557,732
CRA International [a,c]	574,643	10,372,306
Electro Rent	77,074	1,023,543
Exponent [a]	323,893	10,879,566
Forrester Research [a]	298,200	9,864,456
FTI Consulting [a]	637,400	22,111,406
Gartner [a]	880,000	25,907,200
Global Sources [a,b]	152,900	1,154,395
Korn/Ferry International [a]	50,000	827,000
Landauer	184,700	11,567,761
LECG Corporation [a]	1,054,448	1,159,893
Lincoln Educational Services [a]	33,800	487,058
Manpower	456,800	23,844,960
MAXIMUS	653,235	40,226,211
Monster Worldwide [a]	349,600	4,530,816
Navigant Consulting [a]	10,000	116,300
Rentrak Corporation [a]	56,100	1,417,647
Ritchie Bros. Auctioneers	1,252,300	26,010,271
Robert Half International	407,500	10,595,000
Sotheby’s	888,900	32,729,298
Team [a]	437,640	7,531,784
Towers Watson & Company Cl. A	381,400	18,757,252
TrueBlue [a]	273,200	3,729,180
Universal Technical Institute	833,300	16,291,015
Viad Corporation	203,666	3,938,901

		393,866,651

Engineering and Construction - 2.1%
Baker (Michael) [a]	309,489	10,200,758
Cavco Industries [a]	900	32,319
Comfort Systems USA	658,191	7,062,389
Desarrolladora Homex ADR [a,b]	192,400	6,227,988
EMCOR Group [a]	1,001,040	24,615,574
Integrated Electrical Services [a]	679,117	2,560,271
Jacobs Engineering Group [a]	12,600	487,620
KBR	1,054,300	25,977,952
NVR [a]	44,551	28,848,109
Quanta Services [a]	22,000	419,760
Skyline Corporation	183,400	3,715,684
Sterling Construction [a]	267,671	3,313,767

		113,462,191

Food, Tobacco and Agriculture - 0.3%
China Green (Holdings)	2,143,400	2,074,655
Hanfeng Evergreen [a]	286,000	1,751,190
Intrepid Potash [a,b]	422,303	11,009,439
Zhongpin [a,b]	124,500	2,028,105

		16,863,389

Industrial Distribution - 1.0%
Applied Industrial Technologies	472,000	14,443,200
Houston Wire & Cable	22,700	227,681
Mine Safety Appliances	350,200	9,490,420
MSC Industrial Direct Cl. A	523,500	28,289,940
Pool Corporation	261,400	5,246,298

		57,697,539

Printing - 0.0%
Ennis	37,400	669,086

Transportation and Logistics - 2.5%
Arkansas Best	722,935	17,516,715
Dynamex [a]	12,817	195,459
Forward Air	768,900	19,991,400
Hub Group Cl. A [a]	25,000	731,500
Kirby Corporation [a]	628,845	25,191,531
Landstar System	818,900	31,625,918
Pacer International [a]	792,040	4,783,922
Patriot Transportation Holding [a,b]	84,800	5,947,024
Universal Truckload Services [a]	698,243	10,934,485
UTi Worldwide	1,150,900	18,506,472

		135,424,426

Total		736,000,274

Natural Resources – 13.1%
Energy Services - 6.7%
Atwood Oceanics [a]	510,501	15,544,755
Calfrac Well Services	314,500	7,831,169
CARBO Ceramics	393,200	31,849,200
CE Franklin [a]	339,853	2,270,218
Ensco ADR	35,900	1,605,807
Ensign Energy Services	2,211,800	27,150,387
Exterran Holdings [a]	408,100	9,267,951
Frontier Oil [a]	496,407	6,651,854
Helmerich & Payne	870,964	35,239,203
ION Geophysical [a]	816,700	4,197,838
Lufkin Industries	278,600	12,230,540
Oil States International [a]	835,061	38,872,090
Pason Systems	2,403,000	28,563,214
Patterson-UTI Energy	419,800	7,170,184
Rowan Companies [a]	631,000	19,157,160
RPC	569,100	12,042,156
SEACOR Holdings [a]	334,600	28,494,536
ShawCor Cl. A	330,400	9,633,589
T-3 Energy Services [a]	269,000	7,034,350
Tidewater	70,000	3,136,700
Trican Well Service	1,513,300	24,135,731
Unit Corporation [a]	867,451	32,347,248
Willbros Group [a]	299,900	2,750,083

		367,175,963

Oil and Gas - 1.2%
Cimarex Energy	331,908	21,965,671
Energen Corporation	520,811	23,811,479
Energy Partners [a]	27,094	325,399
Gastar Exploration [a]	70,000	281,400
Gran Tierra Energy [a]	189,000	1,459,080
SM Energy	428,100	16,036,626

		63,879,655

Precious Metals and Mining - 4.3%
Agnico-Eagle Mines	602,600	42,802,678
AMCOL International	22,100	578,799
Cliffs Natural Resources	174,300	11,141,256
Eldorado Gold	1,989,400	36,784,006
Hecla Mining [a,b]	2,961,200	18,714,784
International Coal Group [a]	1,109,640	5,903,285
Ivanhoe Mines [a]	1,829,700	42,833,277
Major Drilling Group International	258,400	7,438,826
Pan American Silver	865,200	25,601,268
Randgold Resources ADR	239,800	24,330,108
Seabridge Gold [a,b]	338,000	9,693,840
Silver Standard Resources [a]	689,000	13,766,220

		239,588,347

Real Estate - 0.9%
Jones Lang LaSalle	313,300	27,028,391
PICO Holdings [a]	334,400	9,985,184
St. Joe Company (The) [a]	496,024	12,336,117
Tejon Ranch [a,b]	46,624	1,010,342

		50,360,034

Other Natural Resources - 0.0%
Sino-Forest Corporation [a,b]	71,600	1,192,753

Total		722,196,752

Technology – 15.1%
Aerospace and Defense - 1.4%
Ceradyne [a]	75,000	1,751,250
Cubic Corporation	269,429	10,992,703
Curtiss-Wright	255,620	7,745,286
FLIR Systems [a]	754,800	19,398,360
HEICO Corporation	624,275	28,491,911
HEICO Corporation Cl. A	97,250	3,313,307
Integral Systems [a]	212,078	1,565,136
Rockwell Collins	3,400	198,050
Teledyne Technologies [a]	150,800	6,004,856

		79,460,859

Components and Systems - 3.4%
AVX Corporation	1,494,821	20,658,426
Benchmark Electronics [a]	900,000	14,760,000
Celestica [a]	263,000	2,217,090
DDi Corporation	296,328	2,738,071
Diebold	651,000	20,239,590
Dionex Corporation [a,b]	320,526	27,706,267
Energy Conversion Devices [a,b]	478,200	2,400,564
Intermec [a]	143,000	1,753,180
Lexmark International Cl. A [a]	349,000	15,572,380
Logitech International [a,b]	607,100	10,563,540
Nam Tai Electronics [a]	311,397	1,438,654
NCR Corporation [a]	616,400	8,401,532
Newport Corporation [a]	242,000	2,744,280
Plexus Corporation [a]	821,890	24,122,472
Rimage Corporation [a,c]	645,314	10,608,962
Stratasys [a,b]	209,335	5,802,766
Technitrol [c]	2,095,739	9,242,209
Teradata Corporation [a]	100,000	3,856,000
Western Digital [a]	57,300	1,626,747
Zebra Technologies Cl. A [a]	53,625	1,803,945

		188,256,675

Distribution - 0.6%
Anixter International [a]	59,120	3,191,889
Arrow Electronics [a]	303,300	8,107,209
Cogo Group [a]	239,841	1,482,217
ScanSource [a]	19,700	546,478
Tech Data [a]	473,391	19,077,657

		32,405,450

Internet Software and Services - 0.3%
EarthLink	1,761,229	16,009,572
Support.com [a]	15,000	68,700

		16,078,272

IT Services - 2.1%
Black Box	317,502	10,179,114
ManTech International Cl. A [a]	789,476	31,263,250
Sapient Corporation	1,880,000	22,503,600
SRA International Cl. A [a]	1,372,505	27,065,799
Syntel	501,400	22,312,300
Virtusa Corporation [a]	120,325	1,165,949
Yucheng Technologies [a]	155,200	484,224

		114,974,236

Semiconductors and Equipment - 3.5%
Aixtron ADR [b]	127,900	3,808,862
Cabot Microelectronics [a]	285,976	9,202,708
Cirrus Logic [a]	1,501,900	26,793,896
Cognex Corporation	888,835	23,838,555
Coherent [a]	658,800	26,358,588
Cymer [a]	129,000	4,783,320
Diodes [a]	1,133,700	19,374,933
Entegris [a]	9,400	43,898
Exar Corporation [a]	824,441	4,938,401
Fairchild Semiconductor International [a]	1,170,300	11,000,820
International Rectifier [a]	787,750	16,613,647
IXYS Corporation [a]	266,600	2,546,030
MEMC Electronic Materials [a]	200,000	2,384,000
Micrel	1,127,200	11,114,192
MKS Instruments [a]	679,107	12,210,344
OmniVision Technologies [a]	301,700	6,951,168
Supertex [a]	334,000	7,388,080
TTM Technologies [a]	300,000	2,937,000

		192,288,442

Software - 2.4%
ACI Worldwide [a]	427,600	9,573,964
Actuate Corporation [a]	263,000	1,354,450
American Software Cl. A	167,600	988,840
ANSYS [a]	615,400	26,000,650
Blackbaud	689,291	16,570,556
Blackboard [a,b]	335,000	12,073,400
Fair Isaac	647,200	15,959,952
Manhattan Associates [a]	440,000	12,914,000
National Instruments	928,800	30,334,608
Pervasive Software [a,c]	1,461,500	7,219,810

		132,990,230

Telecommunications - 1.4%
ADTRAN	788,515	27,834,579
Atlantic Tele-Network	49,000	2,412,760
Citic 1616 Holdings	954,100	345,544
Comtech Telecommunications [a]	776,804	21,245,589
Digi International [a]	388,644	3,688,232
Harmonic [a]	455,100	3,131,088
NETGEAR [a]	393,400	10,625,734
Plantronics	15,700	530,346
Premiere Global Services [a]	516,500	3,656,820
Tekelec [a]	228,100	2,956,176

		76,426,868

Total		832,881,032

Utilities – 0.0%
UGI Corporation	18,400	526,424

Total		526,424

Miscellaneous [d] – 2.1%
Total		114,371,343

TOTAL COMMON STOCKS
(Cost $4,730,252,209)		5,425,402,959

REPURCHASE AGREEMENT – 1.6%
State Street Bank & Trust Company, 0.22% dated 9/30/10, due 10/1/10, maturity value $91,522,559 (collateralized by obligations of various U.S. Government Agencies, due 5/4/11, valued at $93,812,588) (Cost $91,522,000)		91,522,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.4%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0614%)
(Cost $75,287,818)		75,287,818

TOTAL INVESTMENTS – 101.2%
(Cost $4,897,062,027)		5,592,212,777

LIABILITIES LESS CASH AND OTHER ASSETS – (1.2)%		(67,068,714)

NET ASSETS – 100.0%		$5,525,144,063

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP FUND
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.4%

Consumer Products – 8.9%
Apparel, Shoes and Accessories - 3.1%
LaCrosse Footwear [c]	532,669	$7,356,159
Luk Fook Holdings (International)	4,300,000	9,587,761
True Religion Apparel [a]	198,300	4,231,722
Van De Velde	69,308	3,306,000
Volcom [a]	621,740	11,887,669

		36,369,311

Food/Beverage/Tobacco - 2.9%
Asian Citrus Holdings	11,610,000	10,942,885
Binggrae Company	108,500	5,404,780
Sipef	116,000	8,571,027
Societe Internationale de Plantations
d’Heveas	105,400	9,352,560

		34,271,252

Health, Beauty and Nutrition - 0.4%
Nutraceutical International [a]	265,100	4,159,419
Steiner Leisure [a]	3,240	123,444

		4,282,863

Home Furnishing and Appliances - 0.6%
AS Creation Tapeten	129,212	5,610,324
Lumber Liquidators Holdings [a,b]	87,600	2,152,332

		7,762,656

Sports and Recreation - 1.6%
Arctic Cat [a]	530,016	5,432,664
Piscines Desjoyaux	389,613	3,808,274
RC2 Corporation [a]	450,300	9,433,785

		18,674,723

Other Consumer Products - 0.3%
CSS Industries	140,700	2,432,703
Shamir Optical Industry	98,850	1,061,649

		3,494,352

Total		104,855,157

Consumer Services – 4.1%
Direct Marketing - 0.4%
Manutan International	74,300	4,608,672

Leisure and Entertainment - 0.1%
Multimedia Games [a]	370,018	1,369,067

Online Commerce - 0.7%
CryptoLogic [a,b,c]	751,575	1,022,142
GS Home Shopping	60,500	5,051,173
Vitacost.com [a]	379,400	2,280,194

		8,353,509

Retail Stores - 2.9%
Buckle (The)	161,275	4,280,239
Cato Corporation (The) Cl. A	243,250	6,509,370
Jos. A. Bank Clothiers [a]	178,080	7,587,989
Kirkland’s [a]	484,375	6,713,437
Lewis Group	420,000	4,229,977
Stein Mart [a]	528,611	4,667,635

		33,988,647

Total		48,319,895

Financial Intermediaries – 3.3%
Banking - 0.8%
Bancorp (The) [a]	373,567	2,499,163
BCB Holdings [a]	2,760,860	3,469,627
Pacific Continental	356,897	3,229,918

		9,198,708

Insurance - 1.2%
American Safety Insurance Holdings [a]	298,000	4,869,320
Argo Group International Holdings	103,605	3,599,237
Navigators Group [a]	75,900	3,387,417
United Fire & Casualty	100,000	2,121,000

		13,976,974

Securities Brokers - 1.0%
FBR Capital Markets [a]	983,171	3,087,157
GMP Capital	403,800	4,191,451
Sanders Morris Harris Group	780,000	4,414,800

		11,693,408

Securities Exchanges - 0.3%
Hellenic Exchanges	501,000	3,585,689

Total		38,454,779

Financial Services – 3.6%
Investment Management - 2.4%
CapMan Cl. B	1,450,000	2,806,932
Deutsche Beteiligungs	99,000	2,537,281
Gluskin Sheff + Associates	360,000	6,392,458
Sandstorm Resources [a]	5,202,000	3,994,148
Sprott Resource [a]	2,039,700	8,524,356
U.S. Global Investors Cl. A	166,000	1,049,120
Westwood Holdings Group	92,772	3,138,477

		28,442,772

Special Purpose Acquisition Corporation - 0.3%
Harbinger Group [a]	634,900	3,523,695

Other Financial Services - 0.9%
Kennedy-Wilson Holdings [a]	1,055,423	11,187,484

Total		43,153,951

Health – 11.2%
Commercial Services - 0.8%
PDI [a,c]	1,015,694	8,877,166

Drugs and Biotech - 3.2%
Anika Therapeutics [a,b]	414,635	2,500,249
Bukwang Pharmaceutical	439,000	4,851,041
CombiMatrix Corporation [a]	63,207	142,216
Dyax Corporation [a]	1,163,784	2,758,168
Lexicon Pharmaceuticals [a]	3,209,591	5,135,345
Maxygen [a]	215,800	1,249,482
Orchid Cellmark [a]	1,461,322	2,235,823
Simcere Pharmaceutical Group ADR [a]	349,100	3,459,581
Sinovac Biotech [a]	880,300	3,415,564
3SBio ADR [a]	199,300	2,586,914
Vetoquinol	190,750	7,541,160
YM Biosciences [a,b]	1,457,600	2,463,344

		38,338,887

Health Services - 2.6%
BioClinica [a]	569,400	2,027,064
CorVel Corporation [a]	135,755	5,762,800
EPS	2,605	6,646,682
Genoptix [a]	477,226	6,776,609
Transcend Services [a]	380,137	5,797,089
U.S. Physical Therapy [a]	231,840	3,876,365

		30,886,609

Medical Products and Devices - 4.6%
ArthroCare Corporation [a]	103,111	2,802,557
Cerus Corporation [a,b]	862,700	3,312,768
Cynosure Cl. A [a]	447,000	4,563,870
Exactech [a]	336,378	5,489,689
Merit Medical Systems [a]	490,732	7,797,732
Neogen Corporation [a]	124,885	4,227,357
Solta Medical [a]	1,108,077	2,216,154
STRATEC Biomedical Systems	88,000	3,622,974
SurModics [a,b]	310,754	3,704,188
Syneron Medical [a]	1,162,674	11,533,726
Young Innovations	189,292	5,415,644

		54,686,659

Total		132,789,321

Industrial Products – 13.8%
Automotive - 0.7%
Fuel Systems Solutions [a,b]	166,300	6,503,993
SORL Auto Parts [a,b]	180,596	1,563,961

		8,067,954

Building Systems and Components - 2.0%
AAON	267,369	6,288,519
Drew Industries [a]	491,100	10,244,346
LSI Industries	971,936	6,239,829
WaterFurnace Renewable Energy	42,000	1,065,818

		23,838,512

Industrial Components - 1.2%
Graham Corporation [c]	572,339	8,882,701
Voltamp Transformers	239,300	4,979,315

		13,862,016

Machinery - 2.8%
Burckhardt Compression Holding	53,500	11,858,037
FreightCar America	288,709	7,102,241
Jinpan International	190,564	1,920,885
Kadant [a]	352,251	6,661,067
Key Technology [a,c]	444,814	5,746,997

		33,289,227

Metal Fabrication and Distribution - 4.5%
Castle (A.M.) & Co. [a]	333,779	4,422,572
Foster (L.B.) Company Cl. A [a]	221,826	6,419,645
Fushi Copperweld [a,b]	699,796	6,081,227
Horsehead Holding Corporation [a]	1,024,674	10,113,532
Olympic Steel	443,300	10,191,467
RBC Bearings [a]	327,821	11,139,358
Sung Kwang Bend	226,000	5,014,514

		53,382,315

Miscellaneous Manufacturing - 1.0%
Semperit AG Holding	268,100	10,248,267
Synalloy Corporation	190,700	1,630,485

		11,878,752

Pumps, Valves and Bearings - 0.6%
Pfeiffer Vacuum Technology	68,000	6,433,451

Specialty Chemicals and Materials - 1.0%
Huchems Fine Chemical	351,640	6,830,805
Phoscan Chemical [a]	2,968,200	1,038,537
Victrex	203,700	4,083,101

		11,952,443

Total		162,704,670

Industrial Services – 10.0%
Advertising and Publishing - 0.2%
Saraiva SA Livreiros Editores	114,300	2,465,016

Commercial Services - 3.5%
Begbies Traynor	1,959,000	2,261,883
CRA International [a]	376,283	6,791,908
Electro Rent	261,400	3,471,392
Exponent [a]	239,608	8,048,433
Forrester Research [a]	78,800	2,606,704
GP Strategies [a,c]	1,109,900	10,088,991
Heritage-Crystal Clean [a,c]	847,033	8,512,682

		41,781,993

Engineering and Construction - 2.0%
Cavco Industries [a]	324,078	11,637,641
Layne Christensen [a]	179,000	4,634,310
Sterling Construction [a]	590,906	7,315,416

		23,587,367

Food, Tobacco and Agriculture - 0.3%
BioExx Specialty Proteins [a]	1,308,500	3,306,541

Industrial Distribution - 0.2%
Houston Wire & Cable	277,200	2,780,316

Printing - 1.2%
Courier Corporation	259,632	3,691,967
Domino Printing Sciences	502,200	4,283,758
Ennis	314,400	5,624,616

		13,600,341

Transportation and Logistics - 2.6%
Baltic Trading	332,200	3,657,522
Euroseas	1,511,643	6,076,805
Marten Transport	478,819	11,099,024
Patriot Transportation Holding [a]	138,623	9,721,631

		30,554,982

Total		118,076,556

Natural Resources – 19.4%
Energy Services - 7.3%
Canadian Energy Services & Technology	458,300	7,794,975
Dawson Geophysical [a]	282,733	7,534,834
Gulf Island Fabrication	378,844	6,894,961
Lamprell	3,167,400	17,733,276
OYO Geospace [a]	202,474	11,719,195
Pioneer Drilling [a]	366,600	2,338,908
T-3 Energy Services [a]	219,005	5,726,981
Tesco Corporation [a]	570,800	6,866,724
TGC Industries [a,c]	1,575,202	6,048,776
Total Energy Services	1,131,300	9,708,795
Union Drilling [a]	552,031	2,473,099
World Energy Solutions [a,c]	470,900	1,393,864

		86,234,388

Oil and Gas - 1.2%
Gran Tierra Energy [a]	916,700	7,076,924
VAALCO Energy [a]	738,415	4,238,502
Vantage Drilling [a]	2,118,000	3,388,800

		14,704,226

Precious Metals and Mining - 10.6%
Alamos Gold	618,000	10,535,251
Allied Nevada Gold [a]	486,300	12,886,950
Bear Creek Mining [a]	697,600	4,115,494
Eldorado Gold	286,800	5,302,932
Endeavour Mining [a,b]	1,971,000	5,306,318
Endeavour Silver [a,b]	1,331,400	5,378,856
Entree Gold [a,b]	1,901,000	5,493,890
Fronteer Gold [a]	2,040,500	14,650,790
Gammon Gold [a]	430,486	3,017,707
Great Basin Gold [a]	2,648,600	6,435,514
International Tower Hill Mines [b]	569,500	3,576,460
Keegan Resources [a]	700,000	5,327,048
Lumina Copper [a]	1,715,900	3,802,364
Quaterra Resources [a]	1,885,000	3,041,208
Silvercorp Metals	1,546,100	12,801,708
Uranium Resources [a,c]	4,945,950	6,182,438
US Gold [a]	2,190,704	10,887,799
Victoria Gold [a]	4,195,000	5,055,692
Western Copper [a]	1,471,000	2,058,742

		125,857,161

Other Natural Resources - 0.3%
Magma Energy [a]	2,798,700	3,155,304

Total		229,951,079

Technology – 12.3%
Aerospace and Defense - 0.8%
Ducommun	238,800	5,201,064
LaBarge [a]	349,072	4,359,909

		9,560,973

Components and Systems - 2.3%
Fabrinet [a]	382,000	6,043,240
SMART Modular Technologies (WWH) [a]	1,092,168	6,585,773
Super Micro Computer [a]	327,989	3,407,806
Vaisala Cl. A	175,000	4,909,746
Xyratex [a]	407,400	6,045,816

		26,992,381

Distribution - 0.7%
Diploma	1,832,100	8,188,038

Internet Software and Services - 0.4%
VASCO Data Security International [a]	804,170	5,227,105

IT Services - 0.3%
Neurones	393,500	3,755,073

Semiconductors and Equipment - 3.8%
Advanced Energy Industries [a]	190,000	2,481,400
ATMI [a]	479,800	7,129,828
AXT [a]	700,061	4,634,404
CEVA [a]	269,932	3,860,027
GSI Technology [a]	686,642	3,934,459
Inficon Holding	29,580	4,154,114
Rubicon Technology [a,b]	66,900	1,517,961
Rudolph Technologies [a]	568,800	4,726,728
Sigma Designs [a,b]	657,175	7,550,941
Supertex [a]	248,800	5,503,456

		45,493,318

Software - 1.2%
Fundtech [a]	167,400	2,335,230
PROS Holdings [a]	583,383	5,413,794
Smith Micro Software [a]	619,700	6,159,818

		13,908,842

Telecommunications - 2.8%
Anaren [a]	483,162	8,112,290
Atlantic Tele-Network	263,300	12,964,892
Digi International [a]	518,600	4,921,514
KVH Industries [a]	448,100	6,725,981

		32,724,677

Total		145,850,407

Miscellaneous [d] – 4.8%
Total		57,191,430

TOTAL COMMON STOCKS (Cost $902,323,588)		1,081,347,245

REPURCHASE AGREEMENT – 8.5%
State Street Bank & Trust Company, 0.22% dated 9/30/10, due 10/1/10, maturity value $100,552,614 (collateralized by obligations of various U.S. Government Agencies, 0.31% due 3/30/11-4/1/11, valued at $103,068,360) (Cost $100,552,000)		100,552,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.6%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.0614%) (Cost $18,835,727)		18,835,727

TOTAL INVESTMENTS – 101.5% (Cost $1,021,711,315)		1,200,734,972

LIABILITIES LESS CASH AND OTHER ASSETS – (1.5)%		(17,648,969)

NET ASSETS – 100.0%		$1,183,086,003

SCHEDULES OF INVESTMENTS
ROYCE PREMIER FUND
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.0%

Consumer Products – 12.8%
Apparel, Shoes and Accessories - 6.2%
Columbia Sportswear	856,600	$50,059,704
Fossil [a]	2,617,790	140,810,924
Polo Ralph Lauren Cl. A	1,144,200	102,817,812
Timberland Company (The) Cl. A [a,c]	3,032,279	60,069,447

		353,757,887

Food/Beverage/Tobacco - 2.4%
Cal-Maine Foods [c]	1,762,686	51,082,640
Sanderson Farms [c]	2,074,791	89,817,703

		140,900,343

Health, Beauty and Nutrition - 1.7%
Nu Skin Enterprises Cl. A [c]	3,331,500	95,947,200

Sports and Recreation - 2.5%
Thor Industries [c]	4,239,757	141,607,884

Total		732,213,314

Consumer Services – 0.8%
Retail Stores - 0.8%
Buckle (The)	1,663,536	44,150,245

Total		44,150,245

Financial Intermediaries – 6.9%
Insurance - 3.5%
Alleghany Corporation [a]	347,574	105,325,349
ProAssurance Corporation [a,c]	1,633,449	94,070,328

		199,395,677

Securities Brokers - 2.1%
Knight Capital Group Cl. A [a]	4,667,200	57,826,608
Stifel Financial [a]	1,349,725	62,478,770

		120,305,378

Securities Exchanges - 1.3%
TMX Group	2,372,900	72,946,669

Total		392,647,724

Financial Services – 3.9%
Information and Processing - 1.0%
Morningstar [a]	1,333,206	59,407,660

Investment Management - 2.9%
Affiliated Managers Group [a]	500,000	39,005,000
Federated Investors Cl. B	3,194,300	72,702,268
Partners Group Holding	316,613	52,454,685

		164,161,953

Total		223,569,613

Health – 4.6%
Drugs and Biotech - 2.9%
Endo Pharmaceuticals Holdings [a]	3,034,250	100,858,470
Perrigo Company	1,059,600	68,047,512

		168,905,982

Medical Products and Devices - 1.7%
IDEXX Laboratories [a]	1,536,500	94,832,780

Total		263,738,762

Industrial Products – 20.3%
Building Systems and Components - 1.5%
Simpson Manufacturing [c]	3,387,886	87,339,701

Industrial Components - 2.1%
GrafTech International [a]	5,499,876	85,963,062
PerkinElmer	1,523,500	35,253,790

		121,216,852

Machinery - 5.8%
Lincoln Electric Holdings [c]	2,512,497	145,272,577
Wabtec Corporation	1,233,237	58,936,396
Woodward Governor [c]	3,841,024	124,525,998

		328,734,971

Metal Fabrication and Distribution - 5.8%
Kennametal	1,563,500	48,359,055
Reliance Steel & Aluminum	2,419,800	100,494,294
Schnitzer Steel Industries Cl. A [c]	2,121,038	102,403,714
Sims Metal Management ADR	4,859,714	82,615,138

		333,872,201

Miscellaneous Manufacturing - 1.2%
Rational	329,966	69,903,000

Pumps, Valves and Bearings - 2.2%
Gardner Denver	2,307,400	123,861,232

Specialty Chemicals and Materials - 1.7%
Westlake Chemical	3,174,500	95,012,785

Total		1,159,940,742

Industrial Services – 11.2%
Commercial Services - 7.5%
Copart [a]	1,491,100	49,161,567
Gartner [a]	4,607,100	135,633,024
Ritchie Bros. Auctioneers	4,051,500	84,149,655
Sotheby’s	2,281,294	83,997,245
Strayer Education [b]	225,000	39,262,500
Towers Watson & Company Cl. A	741,011	36,442,921

		428,646,912

Industrial Distribution - 1.4%
MSC Industrial Direct Cl. A	952,284	51,461,427
Pool Corporation	1,511,400	30,333,798

		81,795,225

Transportation and Logistics - 2.3%
Kirby Corporation [a]	1,273,635	51,021,818
Landstar System	1,180,300	45,583,186
UTi Worldwide	1,999,700	32,155,176

		128,760,180

Total		639,202,317

Natural Resources – 14.2%
Energy Services - 6.1%
Ensign Energy Services	7,103,000	87,191,065
Pason Systems	3,778,500	44,913,067
Trican Well Service	6,841,100	109,109,197
Unit Corporation [a,c]	2,920,474	108,904,476

		350,117,805

Precious Metals and Mining - 5.2%
Pan American Silver	4,884,044	144,518,862
Seabridge Gold [a,b,c]	2,753,900	78,981,852
Silver Standard Resources [a]	3,771,999	75,364,540

		298,865,254

Real Estate - 2.9%
Jones Lang LaSalle	1,169,700	100,910,019
St. Joe Company (The) [a,b]	2,627,450	65,344,681

		166,254,700

Total		815,237,759

Technology – 14.1%
Components and Systems - 3.7%
Benchmark Electronics [a]	2,320,000	38,048,000
Dionex Corporation [a,c]	1,354,500	117,082,980
Zebra Technologies Cl. A [a,b]	1,706,500	57,406,660

		212,537,640

IT Services - 0.8%
Jack Henry & Associates	1,841,640	46,961,820

Semiconductors and Equipment - 5.2%
Cabot Microelectronics [a,c]	2,136,191	68,742,626
Cognex Corporation [c]	2,957,717	79,325,970
MKS Instruments [a,c]	2,941,910	52,895,542
Varian Semiconductor Equipment
Associates [a]	3,256,021	93,708,284

		294,672,422

Software - 2.3%
Fair Isaac	1,832,600	45,191,916
National Instruments	2,730,801	89,187,961

		134,379,877

Telecommunications - 2.1%
ADTRAN	2,467,834	87,114,540
Comtech Telecommunications [a]	1,103,250	30,173,888

		117,288,428

Total		805,840,187

Miscellaneous [d] – 2.2%
Total		129,336,162

TOTAL COMMON STOCKS (Cost $3,771,695,484)		5,205,876,825

REPURCHASE AGREEMENT – 8.9%
State Street Bank & Trust Company, 0.22% dated 9/30/10, due 10/1/10, maturity value $509,320,112 (collateralized by obligations of various U.S. Government Agencies, 0.31%-3.00% due 4/1/11-8/11/17, valued at $522,055,638) (Cost $509,317,000)		509,317,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.0%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.0614%) (Cost $54,941,890)		54,941,890

TOTAL INVESTMENTS – 100.9% (Cost $4,335,954,374)
		5,770,135,715

LIABILITIES LESS CASH AND OTHER ASSETS – (0.9)%		(52,006,105)

NET ASSETS – 100.0%		$5,718,129,610

SCHEDULES OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.7%

Consumer Products – 8.1%
Apparel, Shoes and Accessories - 2.7%
Fossil [a]	769,650	$41,399,474
Gildan Activewear [a,b]	481,700	13,530,953
K-Swiss Cl. A [a]	852,000	10,863,000
Timberland Company (The) Cl. A [a]	1,801,382	35,685,377

		101,478,804

Food/Beverage/Tobacco - 0.9%
Asian Citrus Holdings	13,918,000	13,453,669
Industrias Bachoco ADR	1,132,495	21,460,780

		34,914,449

Health, Beauty and Nutrition - 2.1%
Nu Skin Enterprises Cl. A	2,051,000	59,068,800
NutriSystem	1,041,816	20,044,540

		79,113,340

Home Furnishing and Appliances - 0.6%
Helen of Troy [a]	801,996	20,282,479

Sports and Recreation - 1.8%
Callaway Golf	1,650,066	11,550,462
RC2 Corporation [a]	600,062	12,571,299
Thor Industries	889,753	29,717,750
Winnebago Industries [a]	1,070,535	11,154,975

		64,994,486

Total		300,783,558

Consumer Services – 2.7%
Leisure and Entertainment - 0.1%
DreamWorks Animation SKG Cl. A [a]	131,650	4,200,951

Retail Stores - 2.6%
Buckle (The)	704,575	18,699,420
Cato Corporation (The) Cl. A	597,350	15,985,086
Charming Shoppes [a]	2,423,428	8,530,467
Lewis Group	1,543,747	15,547,655
Men’s Wearhouse (The)	856,700	20,380,893
Tuesday Morning [a]	359,241	1,713,580
Williams-Sonoma	490,405	15,545,838

		96,402,939

Total		100,603,890

Financial Intermediaries – 5.5%
Banking - 0.1%
Wilmington Trust	429,500	3,856,910

Insurance - 2.7%
Argo Group International Holdings	521,897	18,130,702
Aspen Insurance Holdings	553,000	16,744,840
CNA Surety [a]	424,800	7,612,416
Greenlight Capital Re Cl. A [a]	573,812	14,356,776
Montpelier Re Holdings	572,500	9,915,700
Validus Holdings	1,361,140	35,879,651

		102,640,085

Securities Brokers - 1.2%
Jefferies Group	348,200	7,900,658
Knight Capital Group Cl. A [a]	2,924,500	36,234,555
TradeStation Group [a]	400,000	2,632,000

		46,767,213

Securities Exchanges - 0.7%
MarketAxess Holdings	601,985	10,221,705
TMX Group	470,500	14,463,908

		24,685,613

Other Financial Intermediaries - 0.8%
KKR Financial Holdings LLC	3,265,330	28,669,597

Total		206,619,418

Financial Services – 6.5%
Diversified Financial Services - 0.4%
Duff & Phelps Cl. A	1,204,900	16,230,003

Insurance Brokers - 0.5%
Brown & Brown	850,000	17,161,500

Investment Management - 4.4%
Artio Global Investors Cl. A	1,976,537	30,241,016
Ashmore Group	4,080,363	21,447,324
Brait	2,700,000	8,134,572
CapMan Cl. B	2,918,978	5,650,603
Deutsche Beteiligungs	409,995	10,507,805
Federated Investors Cl. B	1,199,700	27,305,172
Sprott	5,568,400	27,276,445
Sprott Resource [a,b]	2,680,100	11,200,729
U.S. Global Investors Cl. A	661,751	4,182,266
Value Partners Group	27,794,300	19,415,907

		165,361,839

Other Financial Services - 1.2%
E-House China Holdings ADR [b]	765,000	14,435,550
Kennedy-Wilson Holdings [a,b,c]	2,894,994	30,686,937

		45,122,487

Total		243,875,829

Health – 5.4%
Commercial Services - 0.6%
Myriad Genetics [a]	953,400	15,645,294
OdontoPrev	550,000	6,465,426

		22,110,720

Drugs and Biotech - 3.1%
Emergent Biosolutions [a]	887,900	15,325,154
Endo Pharmaceuticals Holdings [a]	1,909,200	63,461,808
Eurand [a,b]	839,100	8,256,744
Lexicon Pharmaceuticals [a,b]	2,027,300	3,243,680
Maxygen [a]	790,200	4,575,258
Sino Biopharmaceutical	15,950,000	6,434,394
Sinovac Biotech [a,b]	1,749,629	6,788,560
ViroPharma [a]	611,003	9,110,055

		117,195,653

Health Services - 0.8%
Cross Country Healthcare [a,c]	2,328,100	16,739,039
eResearchTechnology [a]	1,686,250	12,613,150

		29,352,189

Medical Products and Devices - 0.9%
Caliper Life Sciences [a,b]	2,009,729	8,018,819
Carl Zeiss Meditec	1,117,800	17,600,366
CONMED Corporation [a]	205,500	4,605,255
Medical Action Industries [a]	394,250	3,567,962

		33,792,402

Total		202,450,964

Industrial Products – 10.0%
Automotive - 0.2%
Gentex Corporation	377,774	7,370,371

Building Systems and Components - 0.9%
AAON	471,250	11,083,800
WaterFurnace Renewable Energy [c]	799,500	20,288,604

		31,372,404

Industrial Components - 1.9%
GrafTech International [a]	3,877,800	60,610,014
Powell Industries [a]	314,848	9,798,070

		70,408,084

Machinery - 0.7%
IPG Photonics [a]	212,700	5,134,578
Lincoln Electric Holdings	347,385	20,085,801

		25,220,379

Metal Fabrication and Distribution - 4.4%
Castle (A.M.) & Co. [a,c]	1,799,667	23,845,588
Horsehead Holding Corporation [a]	1,849,035	18,249,975
Kennametal	1,644,500	50,864,385
Olympic Steel	510,800	11,743,292
Reliance Steel & Aluminum	180,000	7,475,400
Schnitzer Steel Industries Cl. A	287,100	13,861,188
Sims Metal Management ADR	2,318,950	39,422,150

		165,461,978

Pumps, Valves and Bearings - 0.9%
Gardner Denver	645,618	34,656,774

Specialty Chemicals and Materials - 1.0%
Schulman (A.)	421,190	8,486,978
Victrex	600,000	12,026,806
Westlake Chemical	604,800	18,101,664

		38,615,448

Total		373,105,438

Industrial Services – 9.6%
Advertising and Publishing - 0.4%
ValueClick [a]	1,002,600	13,114,008

Commercial Services - 5.3%
CBIZ [a,b]	597,600	3,543,768
Copart [a]	311,795	10,279,881
Corinthian Colleges [a,b,c]	5,739,200	40,289,184
Exponent [a]	250,400	8,410,936
Forrester Research [a]	518,300	17,145,364
Kforce [a]	498,774	6,843,180
Korn/Ferry International [a]	1,754,663	29,022,126
LECG Corporation [a]	1,722,490	1,894,739
MAXIMUS	246,891	15,203,548
Monster Worldwide [a]	225,000	2,916,000
TeleTech Holdings [a]	963,600	14,299,824
TrueBlue [a]	2,115,491	28,876,452
Universal Technical Institute	937,800	18,333,990

		197,058,992

Engineering and Construction - 0.6%
Dycom Industries [a]	694,100	6,934,059
Raubex Group	5,140,000	16,813,170

		23,747,229

Food, Tobacco and Agriculture - 1.7%
Imperial Sugar [c]	713,740	9,335,719
Intrepid Potash [a,b]	2,104,900	54,874,743

		64,210,462

Industrial Distribution - 0.4%
Houston Wire & Cable [c]	1,591,200	15,959,736

Printing - 0.5%
Ennis	1,004,600	17,972,294

Transportation and Logistics - 0.7%
Heartland Express	688,366	10,236,003
Universal Truckload Services [a]	387,561	6,069,205
Werner Enterprises	490,600	10,052,394

		26,357,602

Total		358,420,323

Natural Resources – 25.5%
Energy Services - 9.8%
Calfrac Well Services	1,756,100	43,727,556
Ensign Energy Services	3,204,100	39,331,114
Global Industries [a]	1,436,950	7,860,117
Lamprell	7,202,946	40,327,029
Oil States International [a]	756,200	35,201,110
Pason Systems	2,250,700	26,752,902
RPC	620,564	13,131,134
Tesco Corporation [a,c]	3,243,005	39,013,350
Total Energy Services [c]	1,966,700	16,878,182
Trican Well Service	4,113,800	65,611,292
Unit Corporation [a]	1,013,400	37,789,686

		365,623,472

Oil and Gas - 0.3%
SM Energy	328,000	12,286,880

Precious Metals and Mining - 14.8%
Agnico-Eagle Mines	74,200	5,270,426
Alamos Gold	4,023,400	68,588,236
Allied Nevada Gold [a]	1,695,050	44,918,825
Centamin Egypt [a]	12,012,400	32,923,478
Denison Mines [a,b]	3,096,300	5,077,932
Endeavour Mining [a,b]	2,275,000	6,124,745
Fronteer Gold [a,b]	3,885,500	27,897,890
Gammon Gold [a]	4,478,900	31,397,089
Hecla Mining [a,b]	3,328,115	21,033,687
Hochschild Mining	5,469,900	38,237,349
Ivanhoe Mines [a]	1,856,000	43,448,960
Major Drilling Group International	860,800	24,780,733
Northam Platinum	2,040,000	13,460,005
Pan American Silver	2,404,053	71,135,928
Seabridge Gold [a,b]	1,111,783	31,885,936
Silver Standard Resources [a]	2,331,200	46,577,376
Silvercorp Metals	4,149,700	34,359,516
US Gold [a]	750,000	3,727,500

		550,845,611

Other Natural Resources - 0.6%
China Forestry Holdings	23,300,000	10,270,337
Magma Energy [a]	9,632,900	10,860,301

		21,130,638

Total		949,886,601

Technology – 17.6%
Aerospace and Defense - 2.4%
Ceradyne [a]	1,130,967	26,408,079
HEICO Corporation Cl. A	1,501,953	51,171,539
Integral Systems [a,c]	1,306,726	9,643,638

		87,223,256

Components and Systems - 1.2%
Littelfuse [a]	258,400	11,292,080
Methode Electronics	1,126,000	10,224,080
Xyratex [a,c]	1,662,537	24,672,049

		46,188,209

IT Services - 0.9%
Jack Henry & Associates	247,100	6,301,050
SRA International Cl. A [a]	1,362,500	26,868,500

		33,169,550

Semiconductors and Equipment - 7.8%
Advanced Energy Industries [a]	664,100	8,673,146
Aixtron ADR [b]	586,304	17,460,133
Brooks Automation [a]	2,326,982	15,614,049
CEVA [a]	256,286	3,664,890
Cirrus Logic [a]	678,400	12,102,656
Cognex Corporation	477,738	12,812,933
Exar Corporation [a]	461,700	2,765,583
Fairchild Semiconductor International [a]	3,370,739	31,684,947
FormFactor [a]	474,100	4,077,260
International Rectifier [a]	1,350,000	28,471,500
Lam Research [a]	343,800	14,388,030
Microsemi Corporation [a]	375,000	6,431,250
MKS Instruments [a]	1,419,600	25,524,408
Novellus Systems [a]	650,000	17,277,000
OmniVision Technologies [a]	1,027,191	23,666,481
Sigma Designs [a,c]	2,057,658	23,642,490
Trident Microsystems [a]	1,950,143	3,334,744
TTM Technologies [a]	1,650,035	16,153,843
Varian Semiconductor Equipment Associates [a]	629,980	18,130,824
Verigy [a]	660,200	5,367,426

		291,243,593

Software - 0.6%
Aveva Group	495,000	11,376,218
Avid Technology [a]	674,543	8,843,259
THQ [a]	462,500	1,859,250

		22,078,727

Telecommunications - 4.7%
ADTRAN	1,555,700	54,916,210
Arris Group [a]	1,241,971	12,134,057
Citic 1616 Holdings	19,837,000	7,184,308
Harmonic [a]	1,822,500	12,538,800
KVH Industries [a,c]	1,100,200	16,514,002
NETGEAR [a]	1,242,800	33,568,028
Novatel Wireless [a,c]	2,292,176	18,062,347
PC-Tel [a,c]	1,195,592	7,340,935
Tekelec [a]	1,050,000	13,608,000

		175,866,687

Total		655,770,022

Miscellaneous [d] – 4.8%
Total		178,161,317

TOTAL COMMON STOCKS
(Cost $2,791,375,738)		3,569,677,360

REPURCHASE AGREEMENT – 4.3%
State Street Bank & Trust Company, 0.22% dated 9/30/10, due 10/1/10, maturity value $162,348,992 (collateralized by obligations of various U.S. Government Agencies, 0.35%-0.36% due 3/22/11-3/30/11, valued at $166,411,469) (Cost $162,348,000)	162,348,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.7%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0614%)
(Cost $99,180,248)	99,180,248

TOTAL INVESTMENTS – 102.7%
(Cost $3,052,903,986)	3,831,205,608

LIABILITIES LESS CASH AND OTHER ASSETS – (2.7)%	(101,207,428)

NET ASSETS – 100.0%	$3,729,998,180

SCHEDULES OF INVESTMENTS
ROYCE TOTAL RETURN FUND
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.4%

Consumer Products – 7.5%
Apparel, Shoes and Accessories - 2.9%
Barry (R.G.) [c]	793,193	$8,161,956
Cherokee	4,595	83,813
Columbia Sportswear	123,909	7,241,242
Guess?	322,185	13,090,377
K-Swiss Cl. A [a]	92,375	1,177,781
Steven Madden [a]	825,284	33,886,161
The Jones Group	647,681	12,720,455
Weyco Group	292,083	7,074,250
Wolverine World Wide	1,341,613	38,920,193

		122,356,228

Food/Beverage/Tobacco - 2.5%
Cal-Maine Foods	86,698	2,512,508
Flowers Foods	400,000	9,936,000
Hershey Creamery	173	298,425
Hormel Foods	543,933	24,259,412
J&J Snack Foods	440,815	18,483,373
J.M. Smucker Company (The)	324,000	19,611,720
Lancaster Colony	440,594	20,928,215
Sanderson Farms	5,432	235,151
Tootsie Roll Industries	461,653	11,485,927

		107,750,731

Health, Beauty and Nutrition - 0.5%
Inter Parfums	1,114,544	19,604,829
Nu Skin Enterprises Cl. A	15,300	440,640
NutriSystem	178,660	3,437,418

		23,482,887

Home Furnishing and Appliances - 0.9%
Aaron’s	140,000	2,583,000
Ethan Allen Interiors	1,168,050	20,394,153
Kimball International Cl. B	724,600	4,224,418
Leggett & Platt	61,126	1,391,228
National Presto Industries	100,517	10,702,045

		39,294,844

Household Products/Wares - 0.1%
American Greetings Cl. A	12,000	223,080
Blyth	87,027	3,588,993

		3,812,073

Sports and Recreation - 0.6%
Arctic Cat [a]	119,930	1,229,283
Callaway Golf	1,089,233	7,624,631
Hasbro	13,538	602,576
Sturm, Ruger & Co.	157,867	2,153,306
Thor Industries	365,385	12,203,859

		23,813,655

Total		320,510,418

Consumer Services – 7.5%
Leisure and Entertainment - 0.9%
Ambassadors Group	66,104	749,619
International Speedway Cl. A	851,747	20,782,627
Speedway Motorsports	90,437	1,418,052
World Wrestling Entertainment Cl. A	1,135,413	15,793,595

		38,743,893

Online Commerce - 0.1%
Systemax	385,911	4,738,987

Restaurants and Lodgings - 0.4%
Abu Dhabi National Hotels [e]	1,200,000	983,473
Bob Evans Farms	495,273	13,902,313
Brinker International	5,850	110,331
DineEquity [a,b]	61,030	2,745,129

		17,741,246

Retail Stores - 6.1%
American Eagle Outfitters	2,281,399	34,129,729
Buckle (The)	975,910	25,900,651
Cato Corporation (The) Cl. A [c]	1,475,215	39,476,753
Christopher & Banks	53,523	423,367
Dress Barn (The) [a]	1,455,551	34,569,336
Family Dollar Stores	904,557	39,945,237
Finish Line (The) Cl. A	145,268	2,020,678
Foot Locker	110,392	1,603,996
GameStop Corporation Cl. A [a,b]	723,057	14,251,454
Men’s Wearhouse (The)	303,139	7,211,677
Pep Boys-Manny, Moe & Jack (The)	742,500	7,855,650
RadioShack Corporation	67,781	1,445,769
Ross Stores	205,214	11,208,789
Tiffany & Co.	509,100	23,922,609
Village Super Market Cl. A	514,280	14,368,983
Weis Markets	22,107	865,047

		259,199,725

Total		320,423,851

Diversified Investment Companies – 0.3%
Closed-End Funds - 0.3%
Central Fund of Canada Cl. A	830,500	13,794,605

Total		13,794,605

Financial Intermediaries – 22.1%
Banking - 3.3%
Banco Latinoamericano de Exportaciones Cl. E	122,575	1,771,209
Bancorp Rhode Island [c]	261,300	7,298,109
Bank of Hawaii	432,001	19,405,485
Bank of N.T. Butterfield & Son [a,e]	1,839,192	2,574,869
Bank Sarasin & Co. Cl. B	82,000	3,171,017
Banque Privee Edmond de Rothschild	35	826,337
BOK Financial	491,382	22,176,069
Canadian Western Bank	783,200	18,908,240
Centrue Financial [a,b]	173,755	288,433
Credicorp	235,800	26,857,620
Farmers & Merchants Bank of Long Beach	479	1,894,445
First Citizens BancShares Cl. A	10,800	2,000,916
First Financial Bancorp	100,000	1,668,000
First National Bank Alaska	3,110	5,896,560
HopFed Bancorp	126,480	1,163,616
Julius Baer Group	10,000	364,016
Kearny Financial	272,100	2,402,643
National Bankshares	80,160	2,068,128
Peapack-Gladstone Financial [c]	463,145	5,455,848
Sun Bancorp [a,b]	284,428	1,450,583
Trustmark Corporation	80,700	1,754,418
Vontobel Holding	55,000	1,791,075
Wilmington Trust	942,100	8,460,058

		139,647,694

Insurance - 14.3%
Alleghany Corporation [a]	103,828	31,462,999
Allied World Assurance Company Holdings	696,873	39,436,043
Alterra Capital Holdings	960,851	19,140,152
American Financial Group	351,350	10,744,283
American National Insurance	176,993	13,446,158
American Physicians Service Group	11,903	385,062
Arch Capital Group [a]	406,490	34,063,862
Argo Group International Holdings	102,381	3,556,716
Aspen Insurance Holdings	1,433,704	43,412,557
Assured Guaranty	277,900	4,754,869
Baldwin & Lyons Cl. B	107,041	2,724,193
Cincinnati Financial	300,000	8,655,000
CoreLogic	231,400	4,433,624
Donegal Group Cl. A	8,951	116,990
E-L Financial	53,588	21,353,951
EMC Insurance Group	101,164	2,156,816
Employers Holdings	30,600	482,562
Endurance Specialty Holdings	336,472	13,391,586
Erie Indemnity Cl. A	650,400	36,461,424
Everest Re Group	22,300	1,928,281
Fidelity National Financial Cl. A	976,600	15,342,386
Flagstone Reinsurance Holdings	244,654	2,595,779
Harleysville Group	161,800	5,305,422
HCC Insurance Holdings	790,146	20,614,909
Infinity Property & Casualty	105,662	5,153,136
Leucadia National [a]	514,800	12,159,576
Markel Corporation [a]	67,900	23,397,661
Meadowbrook Insurance Group	1,315,446	11,799,551
Mercury General	211,000	8,623,570
Montpelier Re Holdings	1,300,810	22,530,029
Old Republic International	1,067,000	14,777,950
OneBeacon Insurance Group Cl. A	110,069	1,572,886
PartnerRe	547,451	43,894,621
Platinum Underwriters Holdings	324,706	14,131,205
Presidential Life	117,919	1,155,606
Reinsurance Group of America	706,641	34,123,694
RenaissanceRe Holdings	132,809	7,963,228
RLI	74,535	4,220,172
StanCorp Financial Group	396,800	15,078,400
State Auto Financial	50,000	760,500
Transatlantic Holdings	306,524	15,577,550
United Fire & Casualty	108,574	2,302,854
Validus Holdings	717,916	18,924,266
Wesco Financial	30,623	10,967,627
White Mountains Insurance Group	19,226	5,930,452

		611,010,158

Real Estate Investment Trusts - 3.0%
Annaly Capital Management	703,900	12,388,640
Colony Financial [c]	808,029	14,932,376
Cousins Properties	1,071,601	7,651,234
DCT Industrial Trust	1,121,600	5,372,464
Essex Property Trust	83,000	9,083,520
Lexington Realty Trust	1,746,246	12,503,121
MFA Financial	986,200	7,524,706
National Health Investors	159,570	7,030,654
National Retail Properties	650,000	16,321,500
PennyMac Mortgage Investment Trust	50,000	894,500
PS Business Parks	168,500	9,532,045
Rayonier	529,400	26,533,528
Starhill Global REIT	400,000	176,413
Suntec Real Estate Investment Trust	400,000	459,281

		130,403,982

Securities Brokers - 0.8%
Egyptian Financial Group-Hermes Holding	1,158,022	5,898,935
Investcorp Bank GDR [a]	40,000	172,000
Knight Capital Group Cl. A [a]	1,133,200	14,040,348
Oppenheimer Holdings Cl. A	24,767	692,238
Raymond James Financial	597,925	15,145,440

		35,948,961

Securities Exchanges - 0.6%
TMX Group	799,600	24,580,958

Other Financial Intermediaries - 0.1%
KKR Financial Holdings LLC	288,878	2,536,349

Total		944,128,102

Financial Services – 7.7%
Information and Processing - 1.4%
Computer Services	3,800	81,700
Global Payments	14,846	636,745
SEI Investments	1,512,833	30,771,023
Total System Services	1,845,625	28,127,325

		59,616,793

Insurance Brokers - 1.3%
Brown & Brown	1,595,900	32,221,221
Gallagher (Arthur J.) & Co.	978,200	25,795,134

		58,016,355

Investment Management - 4.8%
A.F.P. Provida ADR	311,700	19,609,047
AGF Management Cl. B	815,600	12,730,621
AllianceBernstein Holding L.P.	1,435,400	37,908,914
AP Alternative Assets L.P.	76,000	550,240
Apollo Investment	1,161,400	11,881,122
CI Financial	883,500	17,817,693
Cohen & Steers	385,630	8,368,171
Federated Investors Cl. B	1,782,963	40,580,238
GAM Holding [a]	10,000	151,631
GAMCO Investors Cl. A	278,300	10,722,899
Gladstone Capital	80,000	901,600
Janus Capital Group	497,400	5,446,530
MVC Capital	425,000	5,512,250
Schroders	90,000	2,033,058
T. Rowe Price Group	456,800	22,869,692
Teton Advisors Cl. A [a]	1,297	9,209
Waddell & Reed Financial Cl. A	263,600	7,212,096

		204,305,011

Specialty Finance - 0.2%
Credit Acceptance [a]	55,540	3,363,503
GATX Corporation	129,000	3,782,280

		7,145,783

Total		329,083,942

Health – 3.6%
Commercial Services - 0.5%
Owens & Minor	811,950	23,108,097

Drugs and Biotech - 0.3%
Medicis Pharmaceutical Cl. A	127,025	3,766,291
Pharmaceutical Product Development	73,910	1,832,229
Valeant Pharmaceuticals International	201,768	5,054,289

		10,652,809

Health Services - 1.0%
Chemed Corporation	648,336	36,935,702
Computer Programs and Systems	35,896	1,528,093
Healthcare Services Group	24,688	562,639
Omnicare	98,399	2,349,768

		41,376,202

Medical Products and Devices - 1.8%
Atrion Corporation	12,349	1,945,091
Hill-Rom Holdings	376,763	13,522,024
IDEXX Laboratories [a]	379,600	23,428,912
Invacare Corporation	138,468	3,670,787
STERIS Corporation	517,516	17,191,881
Teleflex	309,700	17,584,766
Young Innovations	18,765	536,867

		77,880,328

Total		153,017,436

Industrial Products – 16.4%
Automotive - 0.3%
Gentex Corporation	595,000	11,608,450
Spartan Motors	109,426	507,737
Superior Industries International	76,000	1,313,280

		13,429,467

Building Systems and Components - 0.9%
AAON	6,700	157,584
Apogee Enterprises	349,384	3,196,863
LSI Industries	1,098,961	7,055,330
McGrath RentCorp	291,300	6,976,635
Preformed Line Products	201,710	7,033,628
Simpson Manufacturing	465,705	12,005,875

		36,425,915

Construction Materials - 0.4%
Ameron International	157,300	10,690,108
Ash Grove Cement	39,610	6,416,820
Louisiana-Pacific Corporation [a]	78,000	590,460

		17,697,388

Industrial Components - 1.6%
Bel Fuse Cl. A	22,350	467,786
Bel Fuse Cl. B	98,360	2,047,855
Chase Corporation [c]	773,974	11,261,322
CLARCOR	329,500	12,728,585
CTS Corporation	78,712	757,209
Donaldson Company	146,700	6,913,971
Hubbell Cl. B	379,377	19,253,383
PerkinElmer	702,600	16,258,164
Watts Water Technologies Cl. A	10,800	367,740

		70,056,015

Machinery - 4.6%
Alamo Group	2,764	61,720
Ampco-Pittsburgh	190,220	4,721,261
Briggs & Stratton	474,730	9,024,617
Bucyrus International	6,000	416,100
Cascade Corporation	142,079	4,518,112
Franklin Electric	366,900	12,166,404
FreightCar America	68,939	1,695,900
Gorman-Rupp Company	461,307	12,713,621
Lincoln Electric Holdings	298,565	17,263,028
Lindsay Corporation	239,183	10,361,408
Mueller (Paul) Company [a,b,c]	116,700	2,112,270
Nordson Corporation	365,900	26,963,171
Regal-Beloit	21,503	1,262,011
Roper Industries	214,500	13,981,110
Snap-on	3,394	157,855
Starrett (L.S.) Company (The) Cl. A [c]	529,400	5,532,230
Sun Hydraulics	674,265	19,007,530
Tennant Company	577,700	17,850,930
Toro Company (The)	328,275	18,458,903
Woodward Governor	609,200	19,750,264

		198,018,445

Metal Fabrication and Distribution - 1.9%
Carpenter Technology	299,775	10,105,415
Insteel Industries	23,633	212,224
Kennametal	142,300	4,401,339
Mueller Industries	404,462	10,714,198
Olympic Steel	69,497	1,597,736
Reliance Steel & Aluminum	628,913	26,118,757
Schnitzer Steel Industries Cl. A	210,500	10,162,940
Sims Metal Management ADR	362,275	6,158,675
Timken Company (The)	48,832	1,873,196
Trinity Industries	488,187	10,871,925

		82,216,405

Miscellaneous Manufacturing - 1.8%
Acuity Brands	3,268	144,576
American Railcar Industries [a]	204,086	3,200,068
Barnes Group	41,264	725,834
Brady Corporation Cl. A	456,800	13,324,856
Carlisle Companies	90,183	2,700,981
Crane Company	301,000	11,419,940
HNI Corporation	446,384	12,838,004
Raven Industries	156,201	5,918,456
Smith (A.O.) Corporation	389,700	22,559,733
Standex International	77,145	1,866,137
Valmont Industries	20,134	1,457,702

		76,156,287

Paper and Packaging - 1.1%
AptarGroup	86,500	3,950,455
Bemis Company	464,800	14,757,400
Greif Cl. A	237,101	13,951,023
Schweitzer-Mauduit International	3,200	186,592
Sealed Air	11,213	252,068
Sonoco Products	381,780	12,766,723

		45,864,261

Pumps, Valves and Bearings - 0.2%
Kaydon Corporation	200,000	6,920,000
Robbins & Myers	24,004	642,827

		7,562,827

Specialty Chemicals and Materials - 3.4%
Agrium	5,200	389,948
Albemarle Corporation	443,000	20,736,830
Ashland	4,300	209,711
Balchem Corporation	991,500	30,597,690
Cabot Corporation	770,700	25,101,699
H.B. Fuller Company	20,467	406,679
Innophos Holdings	25,910	857,621
International Flavors & Fragrances	175,000	8,491,000
Lubrizol Corporation (The)	249,500	26,439,515
Methanex Corporation	341,898	8,373,082
Minerals Technologies	23,417	1,379,730
NewMarket Corporation	9,726	1,105,652
Park Electrochemical	102,063	2,688,339
Quaker Chemical	405,000	13,186,800
Schulman (A.)	40,539	816,861
Stepan Company	51,539	3,046,470

		143,827,627

Other Industrial Products - 0.2%
MTS Systems	222,691	6,903,421

Total		698,158,058

Industrial Services – 8.3%
Advertising and Publishing - 0.1%
E.W. Scripps Company Cl. A [a,b]	6,570	51,772
Harte-Hanks	18,000	210,060
Scholastic Corporation	76,700	2,133,794

		2,395,626

Commercial Services - 4.4%
ABM Industries	709,700	15,322,423
Corporate Executive Board	236,000	7,448,160
Diamond Management & Technology
Consultants	226,413	2,830,163
Heidrick & Struggles International	179,699	3,500,537
Hillenbrand	243,625	5,240,374
Kelly Services Cl. A [a]	595,000	6,979,350
Landauer	386,371	24,198,416
Manpower	387,452	20,224,994
MAXIMUS	518,183	31,909,709
Ritchie Bros. Auctioneers	1,596,320	33,155,566
Rollins	555,750	12,993,435
Towers Watson & Company Cl. A	455,700	22,411,326
UniFirst Corporation	53,716	2,371,561

		188,586,014

Engineering and Construction - 0.3%
Comfort Systems USA	512,107	5,494,908
Granite Construction	192,375	4,374,608
KBR	194,813	4,800,192

		14,669,708

Food, Tobacco and Agriculture - 0.7%
Corn Products International	87,867	3,295,012
Farmer Bros.	542,300	8,676,800
Seaboard Corporation	9,476	16,781,996

		28,753,808

Industrial Distribution - 0.9%
Applied Industrial Technologies	316,883	9,696,620
Doshisha	60,000	1,486,344
Grainger (W.W.)	162,807	19,391,942
Houston Wire & Cable	73,064	732,832
Mine Safety Appliances	196,000	5,311,600
Watsco	19,502	1,085,871

		37,705,209

Printing - 0.3%
Bowne & Co.	135,678	1,537,232
Ennis	539,141	9,645,232
Schawk	57,000	1,052,220

		12,234,684

Transportation and Logistics - 1.6%
Alexander & Baldwin	494,700	17,235,348
Arkansas Best	228,281	5,531,248
C. H. Robinson Worldwide	256,000	17,899,520
Euroseas	125,346	503,891
Expeditors International of Washington	458,400	21,191,832
UTi Worldwide	492,600	7,921,008

		70,282,847

Other Industrial Services - 0.0%
US Ecology	26,900	430,400

Total		355,058,296

Natural Resources – 11.2%
Energy Services - 4.8%
Boardwalk Pipeline Partners L.P.	48,000	1,567,200
CARBO Ceramics	279,100	22,607,100
Energy Transfer Equity L.P.	530,600	19,695,872
Ensign Energy Services	947,500	11,630,795
Exterran Partners L.P.	479,700	10,505,430
Frontier Oil [a]	40,000	536,000
Helmerich & Payne	635,784	25,723,821
Lufkin Industries	122,636	5,383,720
National Fuel Gas	63,176	3,273,149
Nicor	372,892	17,085,911
NuStar GP Holdings LLC	369,200	12,523,264
Patterson-UTI Energy	128,477	2,194,387
Precision Drilling [a,b]	716,450	4,907,682
Rowan Companies [a]	897,105	27,236,108
SEACOR Holdings [a]	351,600	29,942,256
Tidewater	71,566	3,206,872
Trican Well Service	282,400	4,504,018
World Fuel Services	41,770	1,086,438

		203,610,023

Oil and Gas - 4.4%
Cimarex Energy	291,690	19,304,044
Delek US Holdings	43,903	314,346
Energen Corporation	1,002,000	45,811,440
Enterprise GP Holdings L.P.	285,900	16,788,048
Hugoton Royalty Trust	250,600	5,009,494
Magellan Midstream Partners L.P.	433,701	22,313,917
Penn Virginia	633,760	10,165,510
Penn Virginia GP Holdings L.P.	525,000	12,001,500
Pioneer Southwest Energy Partners L.P.	701,567	19,272,046
Plains All American Pipeline L.P.	281,530	17,711,052
San Juan Basin Royalty Trust	26,590	657,305
SM Energy	32,642	1,222,769
Sunoco Logistics Partners L.P.	231,000	18,168,150
W&T Offshore	77,700	823,620

		189,563,241

Precious Metals and Mining - 1.6%
Agnico-Eagle Mines	76,000	5,398,280
Alliance Holdings GP L.P.	528,500	22,862,910
Alliance Resource Partners L.P.	278,000	16,218,520
Gold Fields ADR	434,700	6,637,869
IAMGOLD Corporation	101,000	1,788,710
Major Drilling Group International	214,300	6,169,274
Natural Resource Partners L.P.	325,200	8,708,856

		67,784,419

Real Estate - 0.4%
AMREP Corporation [a]	16,803	206,509
Deltic Timber	172,000	7,705,600
W.P. Carey & Co.	281,231	8,141,637

		16,053,746

Total		477,011,429

Technology – 5.1%
Aerospace and Defense - 1.1%
American Science & Engineering	130,912	9,641,669
Cubic Corporation	373,077	15,221,541
HEICO Corporation	238,000	10,862,320
HEICO Corporation Cl. A	250,198	8,524,246
Triumph Group	25,688	1,916,068

		46,165,844

Components and Systems - 0.9%
Analogic Corporation	141,400	6,346,032
AVX Corporation	1,031,046	14,249,056
Diebold	20,700	643,563
Methode Electronics	1,167,666	10,602,407
Nam Tai Electronics [a]	1,805,771	8,342,662
OPTEX	30,000	362,961
Sato Corporation	30,000	370,867

		40,917,548

Internet Software and Services - 0.6%
EarthLink	2,455,711	22,322,413
United Online	533,551	3,051,912

		25,374,325

IT Services - 1.2%
Black Box	333,975	10,707,239
Jack Henry & Associates	510,400	13,015,200
ManTech International Cl. A [a]	668,872	26,487,331

		50,209,770

Semiconductors and Equipment - 0.3%
Cognex Corporation	418,300	11,218,806
Maxim Integrated Products	36,000	666,360
Micrel	11,100	109,446

		11,994,612

Software - 0.1%
Fair Isaac	182,157	4,491,992

Telecommunications - 0.9%
ADTRAN	270,400	9,545,120
Atlantic Tele-Network	285,803	14,072,939
Comtech Telecommunications [a]	242,628	6,635,876
Plantronics	103,491	3,495,926
SureWest Communications [a]	271,400	2,008,360
USA Mobility	184,233	2,953,255

		38,711,476

Total		217,865,567

Utilities – 2.1%
ALLETE	203,847	7,426,146
Aqua America	819,766	16,723,226
Consolidated Water	49,427	468,568
ITC Holdings	250,000	15,562,500
Otter Tail	15,000	305,850
Piedmont Natural Gas	474,500	13,760,500
PNM Resources	638,900	7,277,071
SJW	400,400	9,861,852
Southern Union	22,576	543,179
UGI Corporation	660,076	18,884,774

Total		90,813,666

Miscellaneous [d] – 1.6%
Total		68,256,061

TOTAL COMMON STOCKS
(Cost $3,187,778,946)		3,988,121,431

PREFERRED STOCKS – 0.4%
Bank of N.T. Butterfield & Son 0% Conv. [a]	77,665	80,874
MF Global Holdings 9.75% Conv.	50,000	5,618,750
Reinsurance Group of America 5.75%
Conv.	89,000	5,765,420
Vornado Realty Trust 6.625% Ser. G	200,000	4,912,000

TOTAL PREFERRED STOCKS
(Cost $14,022,554)		16,377,044

	PRINCIPAL
	AMOUNT
CORPORATE BONDS – 0.5%
Charming Shoppes 1.125%
Conv. Senior Note due 5/1/14	$20,000,000	16,525,000
Leucadia National 3.75%
Conv. Senior Note due 4/15/14	3,000,000	3,585,000
Mueller Industries 6.00%
Sub. Deb. due 11/1/14	1,088,000	1,079,840

TOTAL CORPORATE BONDS
(Cost $19,075,430)		21,189,840

REPURCHASE AGREEMENT – 4.9%
State Street Bank & Trust Company,
0.22% dated 9/30/10, due 10/1/10,
maturity value $208,804,276 (collateralized
by obligations of various U.S. Government
Agencies, 0.31% due 4/1/11, valued at $214,027,200)
(Cost $208,803,000)		208,803,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.1%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0614%)
(Cost $3,819,850)		3,819,850

TOTAL INVESTMENTS – 99.3%
(Cost $3,433,499,780)		4,238,311,165

CASH AND OTHER ASSETS LESS LIABILITIES – 0.7%		30,297,422

NET ASSETS – 100.0%		$4,268,608,587

SCHEDULES OF INVESTMENTS
ROYCE HERITAGE FUND
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.6%

Consumer Products – 4.6%
Apparel, Shoes and Accessories - 1.4%
Bulgari	58,000	$525,015
Daphne International Holdings	271,700	321,116
Luk Fook Holdings (International)	285,600	636,806
Marimekko	25,300	389,050
Stella International Holdings	265,900	521,597
True Religion Apparel [a]	21,400	456,676
Warnaco Group (The) [a]	8,600	439,718

		3,289,978

Food/Beverage/Tobacco - 0.8%
Cal-Maine Foods	20,500	594,090
Sanderson Farms	28,500	1,233,765
Thai Beverage	462,100	96,629

		1,924,484

Health, Beauty and Nutrition - 0.2%
NutriSystem	28,300	544,492

Home Furnishing and Appliances - 1.5%
Ethan Allen Interiors	62,100	1,084,266
Hunter Douglas	19,000	763,843
Mohawk Industries [a]	29,400	1,567,020

		3,415,129

Sports and Recreation - 0.7%
Thor Industries	47,000	1,569,800

Total		10,743,883

Consumer Services – 1.8%
Leisure and Entertainment - 0.7%
DreamWorks Animation SKG Cl. A [a]	53,000	1,691,230

Retail Stores - 1.1%
American Eagle Outfitters	15,300	228,888
DSW Cl. A [a]	5,300	152,110
GameStop Corporation Cl. A [a]	32,300	636,633
Lewis Group	67,000	674,782
Rent-A-Center	18,000	402,840
Tiffany & Co.	6,800	319,532

		2,414,785

Total		4,106,015

Financial Intermediaries – 7.5%
Banking - 2.0%
Bank Sarasin & Co. Cl. B	12,342	477,277
Banque Privee Edmond de Rothschild	26	613,850
Julius Baer Group	40,000	1,456,063
Marshall & Ilsley	135,000	950,400
Popular [a]	400,000	1,160,000

		4,657,590

Insurance - 0.2%
Fidelity National Financial Cl. A	7,500	117,825
Greenlight Capital Re Cl. A [a]	8,600	215,172

		332,997

Real Estate Investment Trusts - 0.6%
Cousins Properties	191,982	1,370,751

Securities Brokers - 2.6%
Cowen Group Cl. A [a]	349,594	1,150,165
Egyptian Financial Group-Hermes
Holding	194,000	988,231
FBR Capital Markets [a]	215,000	675,100
Lazard Cl. A	49,600	1,739,968
Mirae Asset Securities	6,300	330,401
Stifel Financial [a]	27,100	1,254,459

		6,138,324

Securities Exchanges - 1.5%
NASDAQ OMX Group (The) [a]	64,300	1,249,349
TMX Group	74,700	2,296,395

		3,545,744

Other Financial Intermediaries - 0.6%
KKR & Co. L.P.	137,700	1,459,620

Total		17,505,026

Financial Services – 11.6%
Information and Processing - 1.7%
Morningstar [a]	40,628	1,810,384
SEI Investments	104,900	2,133,666

		3,944,050

Investment Management - 8.9%
Affiliated Managers Group [a]	9,450	737,194
AllianceBernstein Holding L.P.	43,500	1,148,835
Artio Global Investors Cl. A	104,509	1,598,988
Ashmore Group	415,600	2,184,489
Cohen & Steers	57,000	1,236,900
Evercore Partners Cl. A	5,400	154,494
Federated Investors Cl. B	90,400	2,057,504
Invesco	50,500	1,072,115
Jupiter Fund Management [a]	375,900	1,532,350
Partners Group Holding	7,200	1,192,856
Reinet Investments [a]	30,000	503,244
Sprott	214,100	1,048,755
T. Rowe Price Group	20,700	1,036,345
Trust Company	34,000	190,932
Value Partners Group	1,909,700	1,334,035
VZ Holding	5,800	564,860
Waddell & Reed Financial Cl. A	76,000	2,079,360
Westwood Holdings Group	33,797	1,143,353

		20,816,609

Specialty Finance - 0.7%
EZCORP Cl. A [a]	18,100	362,724
First Cash Financial Services [a]	24,400	677,100
World Acceptance [a,b]	15,000	662,400

		1,702,224

Other Financial Services - 0.3%
Kennedy-Wilson Holdings [a]	59,688	632,693

Total		27,095,576

Health – 5.2%
Commercial Services - 0.3%
PAREXEL International [a]	30,000	693,900

Drugs and Biotech - 1.7%
Adcock Ingram Holdings	105,000	956,566
Endo Pharmaceuticals Holdings [a]	21,300	708,012
Green Cross	7,700	1,046,700
Hikma Pharmaceuticals	72,000	778,726
Pharmaceutical Product Development	15,700	389,203

		3,879,207

Health Services - 1.3%
Advisory Board (The) [a]	29,000	1,280,350
EPS	300	765,453
ICON ADR [a]	44,100	953,442

		2,999,245

Medical Products and Devices - 1.9%
Atrion Corporation	4,900	771,799
Carl Zeiss Meditec	57,000	897,496
Exactech [a]	57,000	930,240
Fielmann	4,700	438,386
Techne Corporation	12,100	746,933
Waters Corporation [a]	10,000	707,800

		4,492,654

Total		12,065,006

Industrial Products – 18.6%
Automotive - 1.0%
Gentex Corporation	40,000	780,400
Minth Group	133,700	267,440
Nokian Renkaat	28,000	961,528
Norstar Founders Group [a,e]	533,500	25,097
SORL Auto Parts [a,b]	46,400	401,824

		2,436,289

Building Systems and Components - 2.1%
AAON	54,900	1,291,248
Armstrong World Industries [a]	26,800	1,112,468
Drew Industries [a]	43,900	915,754
Simpson Manufacturing	63,000	1,624,140

		4,943,610

Industrial Components - 1.4%
Amphenol Corporation Cl. A	16,900	827,762
GrafTech International [a]	108,200	1,691,166
PerkinElmer	33,500	775,190

		3,294,118

Machinery - 4.3%
Astec Industries [a]	26,700	761,751
Burckhardt Compression Holding	5,000	1,108,227
Franklin Electric	17,500	580,300
FreightCar America	13,400	329,640
IPG Photonics [a]	40,000	965,600
Jinpan International	59,198	596,716
Lincoln Electric Holdings	31,000	1,792,420
Rofin-Sinar Technologies [a]	44,500	1,129,410
Spirax-Sarco Engineering	48,000	1,357,257
Tennant Company	45,200	1,396,680

		10,018,001

Metal Fabrication and Distribution - 4.9%
Allegheny Technologies	21,000	975,450
China Metal Recycling (Holdings)	417,600	425,197
Commercial Metals	27,400	397,026
Foster (L.B.) Company Cl. A [a]	45,800	1,325,452
Fushi Copperweld [a,b]	23,946	208,091
Kennametal	60,100	1,858,893
Nucor Corporation	50,300	1,921,460
Schnitzer Steel Industries Cl. A	32,700	1,578,756
Sims Metal Management ADR	68,400	1,162,800
Worthington Industries	95,000	1,427,850

		11,280,975

Miscellaneous Manufacturing - 1.4%
China Automation Group	191,000	154,103
Raven Industries	50,200	1,902,078
Valmont Industries	17,200	1,245,280

		3,301,461

Paper and Packaging - 1.1%
Greif Cl. A	43,300	2,547,772

Pumps, Valves and Bearings - 1.2%
Gardner Denver	21,100	1,132,648
Kaydon Corporation	46,000	1,591,600

		2,724,248

Specialty Chemicals and Materials - 0.7%
Balchem Corporation	18,000	555,480
Gulf Resources [a,b]	30,394	233,730
Victrex	40,000	801,787

		1,590,997

Other Industrial Products - 0.5%
Harbin Electric [a,b]	24,400	436,516
MTS Systems	23,400	725,400

		1,161,916

Total		43,299,387

Industrial Services – 14.9%
Advertising and Publishing - 0.3%
ValueClick [a]	45,100	589,908

Commercial Services - 6.9%
Brink’s Company (The)	60,000	1,380,000
Copart [a]	6,300	207,711
Forrester Research [a]	14,200	469,736
Gartner [a]	42,600	1,254,144
Global Sources [a]	38,806	292,985
Grupo Aeroportuario del Centro Norte
ADR	67,000	978,200
Heritage-Crystal Clean [a]	176,164	1,770,448
Manpower	36,800	1,920,960
MAXIMUS	19,500	1,200,810
Michael Page International	105,000	760,064
Pico Far East Holdings	3,894,000	772,893
Ritchie Bros. Auctioneers	91,400	1,898,378
Sotheby’s	34,000	1,251,880
Team [a]	42,210	726,434
Verisk Analytics Cl. A [a]	39,000	1,092,390

		15,977,033

Engineering and Construction - 4.4%
Cavco Industries [a]	18,400	660,744
Comfort Systems USA	26,800	287,564
EMCOR Group [a]	96,100	2,363,099
Fluor Corporation	32,900	1,629,537
Integrated Electrical Services [a]	145,300	547,781
KBR	75,500	1,860,320
NVR [a]	2,600	1,683,578
Raubex Group	370,000	1,210,287

		10,242,910

Food, Tobacco and Agriculture - 1.4%
China Green (Holdings)	613,800	594,114
Darling International [a]	100,000	852,000
Hanfeng Evergreen [a]	65,800	402,896
Intrepid Potash [a]	32,900	857,703
Zhongpin [a,b]	31,500	513,135

		3,219,848

Transportation and Logistics - 1.9%
Forward Air	41,300	1,073,800
Landstar System	40,800	1,575,696
Patriot Transportation Holding [a]	16,504	1,157,425
Universal Truckload Services [a]	46,600	729,756

		4,536,677

Total		34,566,376

Natural Resources – 16.1%
Energy Services - 6.6%
CE Franklin [a]	85,600	571,808
Ensco ADR	35,500	1,587,915
Ensign Energy Services	24,800	304,426
Helmerich & Payne	59,900	2,423,554
Lamprell	350,000	1,959,540
Lufkin Industries	31,100	1,365,290
Oil States International [a]	42,200	1,964,410
Pason Systems	72,700	864,147
Patterson-UTI Energy	33,800	577,304
Rowan Companies [a]	20,100	610,236
SEACOR Holdings [a]	8,000	681,280
TGS-NOPEC Geophysical	46,500	668,505
Trican Well Service	96,800	1,543,870
Willbros Group [a]	30,500	279,685

		15,401,970

Oil and Gas - 0.6%
Cimarex Energy	8,400	555,912
Gran Tierra Energy [a]	56,600	436,952
SM Energy	8,100	303,426

		1,296,290

Precious Metals and Mining - 8.4%
African Barrick Gold	109,200	1,012,099
Agnico-Eagle Mines	27,500	1,953,325
Compass Minerals International	15,000	1,149,300
Fresnillo	107,700	2,101,288
Gold Fields ADR	120,000	1,832,400
Hochschild Mining	389,300	2,721,403
Kinross Gold	84,455	1,586,909
Major Drilling Group International	60,000	1,727,282
Pan American Silver	78,500	2,322,815
Randgold Resources ADR	11,800	1,197,228
Seabridge Gold [a]	71,500	2,050,620

		19,654,669

Other Natural Resources - 0.5%
China Forestry Holdings	2,409,500	1,062,076

Total		37,415,005

Technology – 12.4%
Aerospace and Defense - 0.5%
HEICO Corporation	23,975	1,094,219

Components and Systems - 2.3%
AAC Acoustic Technologies Holdings	49,200	107,799
Benchmark Electronics [a]	40,000	656,000
Dionex Corporation [a]	20,000	1,728,800
Fabrinet [a]	44,600	705,572
Technitrol	205,000	904,050
Teradata Corporation [a]	10,000	385,600
Western Digital [a]	30,100	854,539

		5,342,360

Distribution - 0.1%
Cogo Group [a]	61,060	377,351

IT Services - 1.9%
AsiaInfo-Linkage [a,b]	10,800	213,084
Sapient Corporation	119,800	1,434,006
SRA International Cl. A [a]	103,300	2,037,076
Syntel	16,800	747,600

		4,431,766

Semiconductors and Equipment - 2.7%
Advanced Energy Industries [a]	53,000	692,180
Analog Devices	31,000	972,780
Chroma Ate	378,640	902,923
Cognex Corporation	50,000	1,341,000
Diodes [a]	48,300	825,447
International Rectifier [a]	48,000	1,012,320
Molex Cl. A	30,500	533,140

		6,279,790

Software - 3.5%
Actuate Corporation [a]	66,600	342,990
American Software Cl. A	78,430	462,737
ANSYS [a]	31,400	1,326,650
AutoNavi Holdings ADR [a]	35,000	612,500
Blackboard [a,b]	34,700	1,250,588
Convio [a]	135,000	1,244,700
National Instruments	61,700	2,015,122
Pegasystems	28,050	870,953

		8,126,240

Telecommunications - 1.4%
ADTRAN	32,400	1,143,720
Citic 1616 Holdings	1,817,000	658,058
Comtech Telecommunications [a]	11,700	319,995
Tekelec [a]	83,400	1,080,864

		3,202,637

Total		28,854,363

Miscellaneous [d] – 4.9%
Total		11,399,356

TOTAL COMMON STOCKS
(Cost $194,113,336)		227,049,993

REPURCHASE AGREEMENT – 2.1%
State Street Bank & Trust Company,
0.22% dated 9/30/10, due 10/1/10,
maturity value $4,924,030 (collateralized
by obligations of various U.S. Government
Agencies, 2.625% due 12/31/14, valued at
$5,051,475)
(Cost $4,924,000)		4,924,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.4%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0614%)
(Cost $3,220,648)		3,220,648

TOTAL INVESTMENTS – 101.1%
(Cost $202,257,984)		235,194,641

LIABILITIES LESS CASH AND OTHER ASSETS – (1.1)%		(2,473,906)

NET ASSETS – 100.0%		$232,720,735

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.9%

Consumer Products – 3.9%
Apparel, Shoes and Accessories - 2.3%
Bernard Chaus [a]	1,006,258	$101,632
Frederick’s of Hollywood Group [a]	703,472	562,778
Hanesbrands [a]	372,100	9,622,506
Joe’s Jeans [a,b]	1,146,300	2,418,693
Liz Claiborne [a,b]	1,629,969	9,910,212
Quiksilver [a]	1,301,900	5,090,429
The Jones Group	735,771	14,450,542

		42,156,792

Food/Beverage/Tobacco - 0.1%
Smart Balance [a]	591,800	2,296,184

Home Furnishing and Appliances - 1.2%
American Woodmark	286,608	5,081,560
Furniture Brands International [a]	1,621,801	8,725,289
La-Z-Boy [a]	1,060,100	8,947,244

		22,754,093

Sports and Recreation - 0.3%
Steinway Musical Instruments [a]	328,200	5,651,604

Total		72,858,673

Consumer Services – 10.3%
Direct Marketing - 0.2%
Gaiam Cl. A	466,837	3,123,140

Leisure and Entertainment - 1.0%
Isle of Capri Casinos [a,b]	235,700	1,687,612
Orient-Express Hotels Cl. A [a]	864,700	9,641,405
Six Flags Entertainment [a,b]	169,495	7,451,000

		18,780,017

Media and Broadcasting - 0.1%
Ballantyne Strong [a]	163,150	1,411,247

Online Commerce - 0.2%
Autobytel [a]	1,241,422	1,079,789
1-800-FLOWERS.COM Cl. A [a]	1,541,027	2,912,541

		3,992,330

Restaurants and Lodgings - 2.1%
California Pizza Kitchen [a]	525,085	8,957,950
Einstein Noah Restaurant Group [a]	391,751	4,152,561
Jamba [a,b]	2,289,267	5,013,495
Krispy Kreme Doughnuts [a]	1,735,900	7,950,422
Red Robin Gourmet Burgers [a]	299,976	5,882,529
Ruby Tuesday [a]	614,900	7,298,863

		39,255,820

Retail Stores - 6.7%
bebe Stores	1,135,850	8,189,479
Brown Shoe	478,844	5,492,341
Coldwater Creek [a,b]	673,900	3,551,453
Collective Brands [a,b]	540,800	8,728,512
Conn’s [a,b]	712,333	3,312,348
Cost Plus [a,c]	1,377,038	5,714,708
dELiA*s [a,b,c]	2,002,784	3,785,262
Dillard’s Cl. A	628,600	14,860,104
Lithia Motors Cl. A	1,005,750	9,645,142
MarineMax [a,c]	1,219,450	8,584,928
Pacific Sunwear of California [a]	717,900	3,754,617
Penske Automotive Group [a]	581,456	7,675,219
Pier 1 Imports [a]	664,400	5,441,436
Rent-A-Center	114,600	2,564,748
REX American Resources [a]	413,500	5,991,615
Saks [a]	1,047,650	9,009,790
Talbots (The) [a]	643,962	8,435,902
West Marine [a]	905,282	9,197,665
Wet Seal (The) Cl. A [a]	631,200	2,139,768

		126,075,037

Total		192,637,591

Financial Intermediaries – 7.7%
Banking - 3.2%
Berkshire Hills Bancorp	196,300	3,721,848
Boston Private Financial Holdings	926,630	6,060,160
First Financial Holdings	189,300	2,108,802
Guaranty Bancorp [a]	716,501	1,139,237
Marshall & Ilsley	703,750	4,954,400
Middleburg Financial	150,100	2,111,907
Old National Bancorp	370,700	3,892,350
Pacific Mercantile Bancorp [a]	198,110	614,141
SPDR KBW Regional Banking ETF	78,600	1,800,726
Sterling Bancorp	489,700	4,255,493
SVB Financial Group [a]	249,600	10,563,072
Tennessee Commerce Bancorp [a,c]	325,606	1,318,704
Texas Capital Bancshares [a]	299,400	5,170,638
Umpqua Holdings	462,900	5,249,286
Valley National Bancorp	26,780	345,462
Washington Federal	389,500	5,943,770

		59,249,996

Insurance - 3.3%
Argo Group International Holdings	286,400	9,949,536
Fidelity National Financial Cl. A	446,700	7,017,657
MBIA [a,b]	623,110	6,262,256
Meadowbrook Insurance Group	536,900	4,815,993
Navigators Group [a]	227,900	10,171,177
Old Republic International	621,600	8,609,160
Tower Group	377,700	8,819,295
Unitrin	290,500	7,085,295

		62,730,369

Real Estate Investment Trusts - 0.1%
RAIT Financial Trust [a]	695,600	1,147,740

Securities Brokers - 1.1%
Penson Worldwide [a,b]	564,730	2,806,708
Piper Jaffray [a]	276,400	8,051,532
Stifel Financial [a]	219,700	10,169,913

		21,028,153

Total		144,156,258

Financial Services – 1.1%
Investment Management - 1.0%
Evercore Partners Cl. A	245,400	7,020,894
Harris & Harris Group [a]	525,802	2,245,174
Janus Capital Group	842,600	9,226,470

		18,492,538

Other Financial Services - 0.1%
Hilltop Holdings [a]	324,200	3,105,836

Total		21,598,374

Health – 2.0%
Commercial Services - 0.2%
Kendle International [a]	356,242	3,320,175

Drugs and Biotech - 0.4%
Cambrex Corporation [a,c]	1,597,644	6,789,987

Health Services - 0.7%
Albany Molecular Research [a]	612,919	3,910,423
Brookdale Senior Living [a]	47,500	774,725
Kindred Healthcare [a]	336,800	4,385,136
PharMerica Corporation [a]	490,380	4,673,322

		13,743,606

Medical Products and Devices - 0.3%
AngioDynamics [a]	267,169	4,071,656
Del Global Technologies [a]	753,148	421,763
Digirad Corporation [a]	595,701	1,221,187
Synergetics USA [a,b]	304,715	853,202

		6,567,808

Personal Care - 0.4%
Elizabeth Arden [a]	332,277	6,642,217

Total		37,063,793

Industrial Products – 23.5%
Automotive - 1.5%
ArvinMeritor [a]	638,205	9,917,706
Cooper Tire & Rubber	392,169	7,698,277
Dana Holding Corporation [a]	800,186	9,858,292

		27,474,275

Building Systems and Components - 0.7%
Apogee Enterprises	534,163	4,887,591
NCI Building Systems [a]	650,466	6,198,941
PGT [a,b]	1,112,009	2,535,381

		13,621,913

Construction Materials - 1.3%
Louisiana-Pacific Corporation [a]	1,062,200	8,040,854
Texas Industries	236,177	7,444,299
Trex Company [a]	413,540	7,886,208

		23,371,361

Industrial Components - 1.7%
CTS Corporation	613,764	5,904,410
Gerber Scientific [a,c]	1,298,500	8,011,745
GrafTech International [a]	293,560	4,588,343
Magnetek [a]	1,269,418	1,675,632
Mueller Water Products Cl. A	1,022,775	3,088,780
Planar Systems [a,b,c]	1,408,133	3,210,543
Zygo Corporation [a]	436,986	4,282,463

		30,761,916

Machinery - 1.7%
Astec Industries [a]	53,133	1,515,885
Chart Industries [a]	316,893	6,451,941
Federal Signal	612,676	3,302,324
Flow International [a]	1,823,172	4,794,942
Hardinge	326,277	2,499,282
Hurco Companies [a]	205,795	3,718,716
Thermadyne Holdings [a]	657,771	9,294,304

		31,577,394

Metal Fabrication and Distribution - 5.5%
Carpenter Technology	387,981	13,078,839
Haynes International	431,091	15,053,698
Insteel Industries	406,800	3,653,064
Kaiser Aluminum	328,335	14,049,455
Ladish [a]	414,374	12,899,463
NN [a]	758,050	6,253,912
Northwest Pipe [a]	334,020	5,845,350
RTI International Metals [a]	205,300	6,286,286
Timken Company (The)	357,800	13,725,208
Trinity Industries	550,750	12,265,202

		103,110,477

Miscellaneous Manufacturing - 0.6%
Barnes Group	580,500	10,210,995
Flanders Corporation [a]	299,765	914,283
Spire Corporation [a,b]	177,184	779,610

		11,904,888

Paper and Packaging - 1.5%
Albany International Cl. A	567,700	10,740,884
Boise [a]	763,800	4,957,062
GCB Jefferson Smurfit (Warrants) [a]	3,677,000	133,291
Graphic Packaging Holding Company [a]	1,082,300	3,614,882
Stone & Webster (Warrants) [a]	2,206,000	79,968
Temple-Inland	440,000	8,210,400

		27,736,487

Pumps, Valves and Bearings - 0.9%
CIRCOR International	238,777	7,545,353
Robbins & Myers	350,800	9,394,424

		16,939,777

Specialty Chemicals and Materials - 6.9%
Aceto Corporation	860,479	5,842,652
Cytec Industries	103,813	5,852,977
Ferro Corporation [a]	1,128,595	14,547,589
H.B. Fuller Company	487,500	9,686,625
Lydall [a,c]	895,463	6,590,608
Material Sciences [a,c]	1,006,950	4,490,997
Minerals Technologies	159,800	9,415,416
OM Group [a]	380,180	11,451,022
Park Electrochemical	456,642	12,027,950
PolyOne Corporation [a]	795,450	9,616,990
Quaker Chemical	268,600	8,745,616
Rockwood Holdings [a]	211,674	6,661,381
Solutia [a]	694,700	11,129,094
Spartech Corporation [a]	841,161	6,905,932
Zoltek Companies [a,b]	662,700	6,441,444

		129,406,293

Textiles - 1.0%
Dixie Group [a,c]	750,944	2,275,360
Interface Cl. A	504,100	7,173,343
Unifi [a]	2,058,218	9,282,563

		18,731,266

Other Industrial Products - 0.2%
Koppers Holdings	135,292	3,635,296

Total		438,271,343

Industrial Services – 9.2%
Advertising and Publishing - 2.9%
Harris Interactive [a]	2,368,964	2,226,826
Interpublic Group of Companies [a]	930,400	9,331,912
Journal Communications Cl. A [a]	89,500	403,645
Martha Stewart Living Omnimedia Cl. A [a]	1,361,850	6,455,169
McClatchy Company (The) Cl. A [a,b]	1,159,900	4,558,407
Media General Cl. A [a]	950,300	8,514,688
New York Times Cl. A [a]	767,200	5,938,128
Scholastic Corporation	313,400	8,718,788
ValueClick [a]	630,891	8,252,054

		54,399,617

Commercial Services - 2.6%
Central Garden & Pet [a]	567,546	5,862,750
Cinedigm Digital Cinema Cl. A [a,b]	967,100	1,286,243
Furmanite Corporation [a]	1,299,880	6,343,415
Hudson Highland Group [a]	667,478	2,296,124
Korn/Ferry International [a]	504,100	8,337,814
Rentrak Corporation [a]	234,700	5,930,869
TRC Companies [a,c]	1,762,880	4,477,715
United Rentals [a]	794,340	11,788,006
Volt Information Sciences [a]	190,879	1,374,329

		47,697,265

Engineering and Construction - 1.6%
Comstock Homebuilding Cl. A [a,c]	1,234,265	1,703,286
Hovnanian Enterprises Cl. A [a,b]	1,277,332	5,019,915
iShares Dow Jones US Home Construction
Index Fund	376,700	4,539,235
M.D.C. Holdings	303,900	8,822,217
Toll Brothers [a]	551,184	10,483,519

		30,568,172

Transportation and Logistics - 2.1%
AirTran Holdings [a]	687,400	5,052,390
Arkansas Best	123,946	3,003,212
Atlas Air Worldwide Holdings [a]	189,900	9,551,970
Horizon Lines Cl. A	990,656	4,160,755
JetBlue Airways [a]	780,100	5,218,869
Overseas Shipholding Group	342,700	11,761,464

		38,748,660

Total		171,413,714

Natural Resources – 4.8%
Energy Services - 1.4%
Matrix Service [a]	600,200	5,251,750
Newpark Resources [a]	723,400	6,076,560
Patterson-UTI Energy	515,800	8,809,864
Rowan Companies [a]	104,900	3,184,764
StealthGas [a]	854,945	3,719,011

		27,041,949

Oil and Gas - 2.2%
Goodrich Petroleum [a,b]	488,100	7,111,617
McMoRan Exploration [a,b]	336,302	5,787,757
SM Energy	141,900	5,315,574
Stone Energy [a]	335,000	4,934,550
Swift Energy [a]	276,800	7,772,544
Tesoro Corporation [a]	722,700	9,655,272

		40,577,314

Precious Metals and Mining - 1.2%
Century Aluminum [a]	1,061,600	13,981,272
James River Coal [a,b]	478,400	8,386,352

		22,367,624

Total		89,986,887

Technology – 28.5%
Aerospace and Defense - 2.5%
GenCorp [a]	665,942	3,276,435
Hexcel Corporation [a]	687,047	12,222,566
Kaman Corporation	522,781	13,702,090
Mercury Computer Systems [a]	736,500	8,860,095
Moog Cl. A [a]	260,400	9,246,804

		47,307,990

Components and Systems - 5.1%
Analogic Corporation	206,225	9,255,378
Benchmark Electronics [a]	536,860	8,804,504
Cray [a]	1,386,681	9,152,095
Dot Hill Systems [a]	2,317,721	3,244,809
Evans & Sutherland Computer [a,c]	766,730	391,032
Hypercom Corporation [a]	696,616	4,528,004
Identive Group [a,b]	1,007,505	1,823,584
Intermec [a]	884,950	10,849,487
Interphase Corporation [a,c]	401,800	711,186
KEMET Corporation [a]	1,103,064	3,684,234
Maxwell Technologies [a]	389,511	5,690,756
Methode Electronics	373,102	3,387,766
Network Engines [a,b]	864,546	1,262,237
Newport Corporation [a]	900,287	10,209,254
Perceptron [a]	301,413	1,347,316
SigmaTron International [a,c]	329,572	1,927,996
SMART Modular Technologies (WWH) [a]	584,400	3,523,932
Viasystems Group [a]	325,008	4,940,122
Vishay Intertechnology [a]	1,053,823	10,201,007

		94,934,699

Distribution - 0.6%
Ingram Micro Cl. A [a]	620,600	10,463,316

Internet Software and Services - 2.0%
AOL [a]	484,200	11,983,950
EarthLink	959,600	8,722,764
InfoSpace [a]	822,621	7,123,898
S1 Corporation [a]	810,557	4,223,002
Support.com [a]	802,185	3,674,007
WebMediaBrands [a]	1,317,982	1,173,004

		36,900,625

Semiconductors and Equipment - 10.8%
Actel Corporation [a]	641,363	10,229,740
Advanced Energy Industries [a]	770,956	10,068,685
ANADIGICS [a]	1,167,030	7,107,213
AXT [a]	1,101,490	7,291,864
Brooks Automation [a]	1,285,800	8,627,718
BTU International [a,c]	627,955	4,345,449
Cascade Microtech [a]	277,329	1,045,530
Cohu	512,100	6,447,339
Fairchild Semiconductor International [a]	684,600	6,435,240
FEI Company [a]	437,600	8,563,832
Ikanos Communications [a,b]	802,421	954,881
International Rectifier [a]	328,892	6,936,332
Intevac [a]	575,494	5,760,695
Kulicke & Soffa Industries [a]	1,273,000	7,879,870
LeCroy Corporation [a,c]	842,236	6,653,664
LTX-Credence Corporation [a,b]	1,590,283	3,323,692
MEMC Electronic Materials [a]	1,019,900	12,157,208
Mentor Graphics [a]	981,200	10,371,284
Microsemi Corporation [a]	204,600	3,508,890
Nanometrics [a]	520,486	7,833,314
Novellus Systems [a]	260,101	6,913,485
Pericom Semiconductor [a]	1,042,166	9,056,423
PLX Technology [a]	946,112	3,424,925
Rudolph Technologies [a]	333,311	2,769,814
Sanmina-SCI Corporation [a]	740,801	8,948,876
Standard Microsystems [a]	348,800	7,956,128
SunPower Corporation Cl. B [a]	860,668	11,928,859
TriQuint Semiconductor [a]	666,672	6,400,051
TTM Technologies [a]	604,200	5,915,118
Ultra Clean Holdings [a]	131,400	1,132,668
Varian Semiconductor Equipment
Associates [a]	93,700	2,696,686

		202,685,473

Software - 1.7%
Aspen Technology [a]	479,335	4,970,704
Avid Technology [a]	635,928	8,337,016
Bottomline Technologies [a]	816,998	12,549,089
Concurrent Computer [a,b]	379,787	2,521,786
Epicor Software [a]	457,985	3,984,469

		32,363,064

Telecommunications - 5.8%
Aviat Networks [a]	1,447,938	5,922,067
ClearOne Communications [a,c]	688,662	2,313,904
CommScope [a]	250,400	5,944,496
General Communication Cl. A [a]	956,487	9,536,175
Globecomm Systems [a]	633,605	5,303,274
Harmonic [a]	1,104,300	7,597,584
Loral Space & Communications [a]	200,380	10,459,836
MasTec [a]	835,958	8,627,087
Network Equipment Technologies [a,c]	1,861,089	6,420,757
Oplink Communications [a]	558,116	11,073,022
Opnext [a]	1,457,806	2,288,756
Optical Cable [a]	179,386	509,456
Powerwave Technologies [a]	2,020,150	3,676,673
Symmetricom [a]	1,043,804	5,970,559
Tekelec [a]	395,950	5,131,512
Tollgrade Communications [a,c]	651,988	4,779,072
UTStarcom [a]	2,637,102	5,722,511
Veraz Networks [a,b]	1,433,673	1,949,795
Westell Technologies Cl. A [a]	2,191,671	5,040,843

		108,267,379

Total		532,922,546

Miscellaneous [d] – 4.9%
Total		90,812,565

TOTAL COMMON STOCKS
(Cost $1,729,255,760)		1,791,721,744

REPURCHASE AGREEMENT – 3.7%
State Street Bank & Trust Company, 0.22% dated 9/30/10, due 10/1/10, maturity value $68,776,420 (collateralized by obligations of various U.S. Government Agencies, due 5/4/11, valued at $70,496,769) (Cost $68,776,000)		68,776,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.7%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0614%)
(Cost $31,480,214)		31,480,214

TOTAL INVESTMENTS – 101.3%
(Cost $1,829,511,974)		1,891,977,958

LIABILITIES LESS CASH AND OTHER ASSETS – (1.3)%		(25,107,253)

NET ASSETS – 100.0%		$1,866,870,705

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 83.9%

Consumer Products – 15.6%
Apparel, Shoes and Accessories - 3.7%
Deckers Outdoor [a]	472,200	$23,591,112
Movado Group [a]	1,230,200	13,384,576
Volcom [a]	457,100	8,739,752
Wolverine World Wide	660,700	19,166,907

		64,882,347

Food/Beverage/Tobacco - 5.2%
J&J Snack Foods	547,291	22,947,911
Lancaster Colony	961,500	45,671,250
National Beverage	1,524,787	21,347,018

		89,966,179

Home Furnishing and Appliances - 5.1%
Hooker Furniture [c]	914,382	10,634,263
National Presto Industries [c]	576,500	61,379,955
Universal Electronics [a,c]	827,152	17,246,119

		89,260,337

Sports and Recreation - 0.8%
Hasbro	323,500	14,398,985

Other Consumer Products - 0.8%
CSS Industries [c]	767,000	13,261,430

Total		271,769,278

Consumer Services – 11.7%
Leisure and Entertainment - 0.2%
Bowl America Cl. A [c]	331,100	4,085,774

Restaurants and Lodgings - 0.6%
Frisch’s Restaurants [c]	507,500	9,962,225

Retail Stores - 10.9%
American Eagle Outfitters	1,778,582	26,607,587
Arden Group Cl. A	124,200	10,246,500
Bed Bath & Beyond [a]	1,038,900	45,098,649
Buckle (The)	429,500	11,398,930
Gymboree Corporation [a]	925,500	38,445,270
PetSmart	727,000	25,445,000
Tiffany & Co.	311,000	14,613,890
Weis Markets	461,476	18,057,556

		189,913,382

Total		203,961,381

Financial Services – 1.8%
Information and Processing - 1.8%
Computer Services [c]	770,122	16,557,623
Total System Services	963,700	14,686,788

Total		31,244,411

Health – 8.7%
Commercial Services - 1.9%
Owens & Minor	482,600	13,734,796
Schein (Henry) [a]	314,000	18,394,120

		32,128,916

Drugs and Biotech - 0.7%
Pharmaceutical Product Development	491,600	12,186,764

Health Services - 0.7%
Genoptix [a]	568,700	8,075,540
Psychemedics Corporation [c]	501,988	4,668,488

		12,744,028

Medical Products and Devices - 5.4%
Atrion Corporation [c]	147,730	23,268,952
Bio-Rad Laboratories Cl. A [a]	432,500	39,145,575
Mesa Laboratories [c]	310,082	7,131,886
STERIS Corporation	521,100	17,310,942
Utah Medical Products [c]	253,925	7,440,003

		94,297,358

Total		151,357,066

Industrial Products – 29.2%
Automotive - 2.2%
Dorman Products [a,c]	1,249,226	38,501,145

Construction Materials - 0.1%
Monarch Cement	76,900	1,797,153

Industrial Components - 5.5%
Hubbell Cl. B	951,400	48,283,550
Powell Industries [a]	423,900	13,191,768
Thomas & Betts [a]	847,500	34,764,450

		96,239,768

Machinery - 3.8%
Ampco-Pittsburgh [c]	739,907	18,364,492
Hurco Companies [a,c]	348,800	6,302,816
Nordson Corporation	99,713	7,347,851
Regal-Beloit	370,100	21,721,169
Wabtec Corporation	276,820	13,229,228

		66,965,556

Metal Fabrication and Distribution - 2.0%
Central Steel & Wire	2,732	1,800,388
Foster (L.B.) Company Cl. A [a,c]	818,011	23,673,238
Insteel Industries [c]	1,011,082	9,079,517

		34,553,143

Miscellaneous Manufacturing - 2.4%
Carlisle Companies	588,800	17,634,560
Met-Pro Corporation [c]	838,804	8,463,532
Standex International	613,800	14,847,822

		40,945,914

Paper and Packaging - 2.6%
Clearwater Paper [a,c]	602,600	45,845,808

Pumps, Valves and Bearings - 0.7%
Kaydon Corporation	363,899	12,590,905

Specialty Chemicals and Materials - 9.9%
Hawkins	429,978	15,229,821
Lubrizol Corporation (The)	631,600	66,930,652
Park Electrochemical [c]	1,384,500	36,467,730
Schulman (A.)	1,198,400	24,147,760
Stepan Company	496,500	29,348,115

		172,124,078

Total		509,563,470

Industrial Services – 7.6%
Advertising and Publishing - 1.2%
Meredith Corporation	624,200	20,792,102

Commercial Services - 3.3%
Cintas Corporation	597,100	16,450,105
Towers Watson & Company Cl. A	402,800	19,809,704
UniFirst Corporation	500,100	22,079,415

		58,339,224

Engineering and Construction - 1.2%
Baker (Michael) [a,c]	621,214	20,475,213

Industrial Distribution - 1.9%
Applied Industrial Technologies	621,500	19,017,900
Watsco	249,300	13,881,024

		32,898,924

Total		132,505,463

Natural Resources – 0.3%
Energy Services - 0.3%
Lufkin Industries	134,538	5,906,218

Total		5,906,218

Technology – 8.1%
Components and Systems - 3.5%
AVX Corporation	3,572,600	49,373,332
Rimage Corporation [a]	298,500	4,907,340
Zebra Technologies Cl. A [a]	218,800	7,360,432

		61,641,104

Software - 0.2%
Versant Corporation [a,c]	218,215	2,522,566

Telecommunications - 4.4%
Arris Group [a]	2,515,500	24,576,435
NeuStar Cl. A [a]	959,976	23,865,003
Plantronics	844,900	28,540,722

		76,982,160

Total		141,145,830

Miscellaneous [d] – 0.9%
Total		16,446,053

TOTAL COMMON STOCKS
(Cost $1,206,693,524)		1,463,899,170

REPURCHASE AGREEMENT – 16.3%
State Street Bank & Trust Company, 0.22% dated 9/30/10, due 10/1/10, maturity value $285,683,746 (collateralized by obligations of various U.S. Government Agencies, 2.625%-3.00% due 12/31/14-8/11/17, valued at $292,824,769) (Cost $285,682,000)		285,682,000

TOTAL INVESTMENTS – 100.2%
(Cost $1,492,375,524)		1,749,581,170

LIABILITIES LESS CASH AND OTHER ASSETS – (0.2)%		(4,143,579)

NET ASSETS – 100.0%		$1,745,437,591

SCHEDULES OF INVESTMENTS
ROYCE VALUE FUND
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.2%

Consumer Products – 7.2%
Apparel, Shoes and Accessories - 3.7%
Coach	580,495	$24,938,065
Fossil [a]	607,604	32,683,019

		57,621,084

Food/Beverage/Tobacco - 1.9%
Hormel Foods	656,344	29,272,943

Sports and Recreation - 1.6%
Thor Industries	728,840	24,343,256

Total		111,237,283

Consumer Services – 10.0%
Leisure and Entertainment - 1.0%
International Speedway Cl. A	627,895	15,320,638

Retail Stores - 9.0%
American Eagle Outfitters	1,535,146	22,965,784
Buckle (The)	1,107,346	29,388,963
Dress Barn (The) [a]	1,300,060	30,876,425
Family Dollar Stores	683,795	30,196,387
GameStop Corporation Cl. A [a]	1,278,500	25,199,235

		138,626,794

Total		153,947,432

Financial Intermediaries – 12.9%
Insurance - 9.8%
Allied World Assurance Company
Holdings	598,089	33,845,856
Alterra Capital Holdings	765,486	15,248,481
Arch Capital Group [a]	364,535	30,548,033
Aspen Insurance Holdings	532,220	16,115,622
PartnerRe	513,005	41,132,741
Validus Holdings	565,698	14,911,799

		151,802,532

Securities Brokers - 2.0%
Knight Capital Group Cl. A [a]	2,508,532	31,080,712

Securities Exchanges - 1.1%
TMX Group	541,100	16,634,263

Total		199,517,507

Financial Services – 6.3%
Information and Processing - 1.7%
Total System Services	1,710,100	26,061,924

Investment Management - 4.6%
Ashmore Group	3,434,500	18,052,520
Federated Investors Cl. B	1,828,411	41,614,634
Partners Group Holding	68,990	11,429,881

		71,097,035

Total		97,158,959

Health – 5.0%
Health Services - 3.9%
Chemed Corporation	324,147	18,466,655
LHC Group [a,b]	878,713	20,377,354
MEDNAX [a]	398,991	21,266,220

		60,110,229

Medical Products and Devices - 1.1%
Patterson Companies	575,729	16,494,636

Total		76,604,865

Industrial Products – 13.6%
Building Systems and Components - 0.8%
Simpson Manufacturing	492,200	12,688,916

Industrial Components - 1.7%
GrafTech International [a]	1,705,125	26,651,104

Machinery - 1.8%
Lincoln Electric Holdings	462,935	26,766,902

Metal Fabrication and Distribution - 6.0%
Reliance Steel & Aluminum	1,036,500	43,045,845
Schnitzer Steel Industries Cl. A	676,100	32,642,108
Sims Metal Management ADR	944,638	16,058,846

		91,746,799

Pumps, Valves and Bearings - 3.3%
Gardner Denver	461,291	24,762,101
Pfeiffer Vacuum Technology	281,000	26,585,289

		51,347,390

Total		209,201,111

Industrial Services – 6.0%
Commercial Services - 3.4%
FTI Consulting [a]	535,578	18,579,201
MAXIMUS	536,111	33,013,715

		51,592,916

Engineering and Construction - 1.3%
Jacobs Engineering Group [a]	527,500	20,414,250

Transportation and Logistics - 1.3%
Kirby Corporation [a]	498,949	19,987,897

Total		91,995,063

Natural Resources – 22.7%
Energy Services - 8.8%
Ensign Energy Services	249,600	3,063,901
Helmerich & Payne	895,606	36,236,219
Oil States International [a]	497,185	23,143,962
Rowan Companies [a]	787,013	23,893,714
Trican Well Service	1,136,800	18,130,905
Unit Corporation [a]	863,675	32,206,441

		136,675,142

Oil and Gas - 2.8%
Cimarex Energy	140,992	9,330,851
Energen Corporation	742,991	33,969,548

		43,300,399

Precious Metals and Mining - 10.4%
Agnico-Eagle Mines	172,600	12,259,778
Centamin Egypt [a]	7,021,600	19,244,738
Fresnillo	1,031,700	20,129,055
Gammon Gold [a]	1,235,600	8,661,556
Major Drilling Group International	808,100	23,263,604
Pan American Silver	1,175,430	34,780,974
Seabridge Gold [a]	900,900	25,837,812
Silver Standard Resources [a]	806,101	16,105,898

		160,283,415

Real Estate - 0.7%
PICO Holdings [a]	347,222	10,368,049

Total		350,627,005

Technology – 10.5%
IT Services - 2.6%
ManTech International Cl. A [a]	997,724	39,509,871

Semiconductors and Equipment - 5.8%
Aixtron ADR [b]	580,397	17,284,223
Cabot Microelectronics [a]	323,609	10,413,737
Lam Research [a]	468,200	19,594,170
MKS Instruments [a]	858,400	15,434,032
Novellus Systems [a]	701,131	18,636,062
Varian Semiconductor Equipment
Associates [a]	301,100	8,665,658

		90,027,882

Telecommunications - 2.1%
Comtech Telecommunications [a]	1,172,775	32,075,396

Total		161,613,149

Miscellaneous [d] – 3.0%
Total		45,822,586

TOTAL COMMON STOCKS
(Cost $1,338,947,835)		1,497,724,960

REPURCHASE AGREEMENT – 2.7%
State Street Bank & Trust Company, 0.22% dated 9/30/10, due 10/1/10, maturity value $41,451,253 (collateralized by obligations of various U.S. Government Agencies, due 5/4/11, valued at $42,491,819) (Cost $41,451,000)		41,451,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.6%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0614%)
(Cost $9,549,252)		9,549,252

TOTAL INVESTMENTS – 100.5%
(Cost $1,389,948,087)		1,548,725,212

LIABILITIES LESS CASH AND OTHER ASSETS – (0.5)%		(7,355,342)

NET ASSETS – 100.0%		$1,541,369,870

SCHEDULES OF INVESTMENTS
ROYCE VALUE PLUS FUND
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.2%

Consumer Products – 4.7%
Apparel, Shoes and Accessories - 1.8%
Coach	905,500	$38,900,280
Gildan Activewear [a]	588,342	16,526,527

		55,426,807

Food/Beverage/Tobacco - 1.0%
Lance	563,000	11,991,900
Sanderson Farms	410,671	17,777,947

		29,769,847

Health, Beauty and Nutrition - 1.7%
Inter Parfums	1,205,304	21,201,297
NutriSystem	1,483,874	28,549,736

		49,751,033

Other Consumer Products - 0.2%
Shamir Optical Industry	631,150	6,778,551

Total		141,726,238

Consumer Services – 8.5%
Leisure and Entertainment - 1.0%
DreamWorks Animation SKG Cl. A [a]	933,548	29,789,517

Online Commerce - 1.5%
Liquidity Services [a,c]	1,698,723	27,196,555
LoopNet [a]	1,601,200	18,958,208

		46,154,763

Restaurants and Lodgings - 0.1%
Cosi [a,b,c]	4,975,812	4,319,005

Retail Stores - 5.9%
Casual Male Retail Group [a,c]	4,088,734	16,682,034
Christopher & Banks [c]	2,253,900	17,828,349
GameStop Corporation Cl. A [a]	1,416,000	27,909,360
Jos. A. Bank Clothiers [a]	678,000	28,889,580
Monro Muffler Brake	492,572	22,712,495
O’Reilly Automotive [a]	698,000	37,133,600
Tractor Supply	617,000	24,470,220

		175,625,638

Total		255,888,923

Financial Intermediaries – 15.1%
Banking - 7.7%
Bancorp (The) [a,c]	1,317,170	8,811,868
Berkshire Hills Bancorp [c]	1,088,300	20,634,168
Enterprise Financial Services	599,800	5,578,140
Fifth Third Bancorp	2,832,800	34,078,584
Marshall & Ilsley	7,714,000	54,306,560
Northern Trust	552,000	26,628,480
SVB Financial Group [a]	296,000	12,526,720
Synovus Financial	9,209,000	22,654,140
Umpqua Holdings	1,162,300	13,180,482
Zions Bancorporation	1,454,000	31,057,440

		229,456,582

Insurance - 3.9%
CNA Surety [a]	220,862	3,957,847
Hanover Insurance Group	727,200	34,178,400
PartnerRe	386,000	30,949,480
Validus Holdings	952,031	25,095,537
White Mountains Insurance Group	75,000	23,134,500

		117,315,764

Securities Brokers - 3.2%
KBW	428,900	10,979,840
Knight Capital Group Cl. A [a]	2,344,700	29,050,833
Raymond James Financial	1,593,000	40,350,690
TradeStation Group [a,c]	2,190,000	14,410,200

		94,791,563

Securities Exchanges - 0.3%
MarketAxess Holdings	550,000	9,339,000

Total		450,902,909

Financial Services – 2.3%
Information and Processing - 1.2%
SEI Investments	500,000	10,170,000
Total System Services	1,785,000	27,203,400

		37,373,400

Insurance Brokers - 1.0%
Brown & Brown	1,410,100	28,469,919

Investment Management - 0.1%
U.S. Global Investors Cl. A	500,000	3,160,000

Total		69,003,319

Health – 3.8%
Commercial Services - 2.0%
Affymetrix [a,c]	3,560,464	16,235,716
Genomic Health [a,b]	1,088,469	14,541,946
Myriad Genetics [a]	1,722,000	28,258,020

		59,035,682

Drugs and Biotech - 1.1%
Dyax Corporation [a]	1,759,654	4,170,380
Eurand [a]	1,841,300	18,118,392
Rigel Pharmaceuticals [a]	950,000	7,989,500
Theratechnologies [a]	452,600	2,102,661

		32,380,933

Medical Products and Devices - 0.7%
Caliper Life Sciences [a,c]	2,965,500	11,832,345
Cerus Corporation [a,c]	2,884,500	11,076,480

		22,908,825

Total		114,325,440

Industrial Products – 9.1%
Industrial Components - 0.9%
FARO Technologies [a,c]	1,204,800	26,276,688

Machinery - 3.0%
IPG Photonics [a]	1,548,899	37,390,422
Rofin-Sinar Technologies [a]	967,373	24,551,927
Tennant Company	886,055	27,379,099

		89,321,448

Metal Fabrication and Distribution - 4.0%
Horsehead Holding Corporation [a]	1,651,353	16,298,854
Kennametal	1,236,300	38,238,759
Sims Metal Management	509,188	8,681,623
Sims Metal Management ADR	1,275,125	21,677,125
Worthington Industries	2,400,100	36,073,503

		120,969,864

Miscellaneous Manufacturing - 1.2%
Valmont Industries	512,000	37,068,800

Total		273,636,800

Industrial Services – 11.9%
Commercial Services - 4.2%
Cintas Corporation	1,408,700	38,809,685
Resources Connection	1,028,900	14,157,664
Ritchie Bros. Auctioneers	1,125,600	23,378,712
Robert Half International	1,354,800	35,224,800
TrueBlue [a]	96,688	1,319,791
UniFirst Corporation	284,400	12,556,260

		125,446,912

Food, Tobacco and Agriculture - 0.8%
Intrepid Potash [a,b]	900,000	23,463,000

Industrial Distribution - 3.5%
Grainger (W.W.)	303,600	36,161,796
MSC Industrial Direct Cl. A	778,300	42,059,332
Watsco	511,100	28,458,048

		106,679,176

Transportation and Logistics - 3.4%
Celadon Group [a,c]	1,818,600	25,114,866
Heartland Express	1,035,000	15,390,450
Kirby Corporation [a]	440,000	17,626,400
Knight Transportation	500,100	9,666,933
Universal Truckload Services [a]	593,322	9,291,423
Werner Enterprises	1,186,000	24,301,140

		101,391,212

Total		356,980,300

Natural Resources – 16.3%
Energy Services - 3.9%
Calfrac Well Services	457,600	11,394,413
Ensign Energy Services	1,731,700	21,257,042
Pason Systems	1,491,000	17,722,743
Tesco Corporation [a]	757,700	9,115,131
Trican Well Service	1,553,800	24,781,668
Unit Corporation [a]	875,400	32,643,666

		116,914,663

Oil and Gas - 2.7%
Bill Barrett [a]	818,200	29,455,200
Comstock Resources [a]	975,000	21,927,750
Energy Partners [a,c]	2,389,108	28,693,187

		80,076,137

Precious Metals and Mining - 9.0%
African Barrick Gold	2,752,100	25,507,306
Agnico-Eagle Mines	476,100	33,817,383
Alamos Gold	2,181,600	37,190,460
Allied Nevada Gold [a]	2,015,000	53,397,500
Fronteer Gold [a]	3,841,000	27,578,380
Gammon Gold [a]	3,318,100	23,259,881
Ivanhoe Mines [a]	1,240,900	29,049,469
Silver Standard Resources [a]	1,897,900	37,920,042

		267,720,421

Real Estate - 0.7%
PICO Holdings [a]	737,222	22,013,449

Total		486,724,670

Technology – 18.7%
Aerospace and Defense - 0.9%
Mercury Computer Systems [a,c]	2,198,749	26,450,951

Components and Systems - 7.8%
Brocade Communications Systems [a]	6,555,000	38,281,200
Checkpoint Systems [a]	903,700	18,390,295
Infinera Corporation [a]	2,825,000	32,967,750
Intermec [a,c]	3,123,005	38,288,041
Littelfuse [a,c]	1,389,695	60,729,672
Trimble Navigation [a]	1,310,500	45,919,920

		234,576,878

IT Services - 1.2%
SRA International Cl. A [a]	1,780,136	35,104,282

Semiconductors and Equipment - 5.1%
Aixtron ADR [b]	250,000	7,445,000
Electro Scientific Industries [a]	431,100	4,789,521
GSI Group [a,b]	4,866,227	11,922,256
International Rectifier [a]	2,103,048	44,353,282
Lattice Semiconductor [a]	5,228,700	24,836,325
Micrel	3,089,610	30,463,555
MKS Instruments [a]	562,900	10,120,942
Supertex [a,c]	882,053	19,511,012

		153,441,893

Software - 1.0%
Avid Technology [a,c]	2,337,672	30,646,880

Telecommunications - 2.7%
ADTRAN	669,500	23,633,350
Comverse Technology [a]	3,048,400	20,576,700
Digi International [a,c]	1,261,800	11,974,482
Polycom [a]	900,000	24,552,000

		80,736,532

Total		560,957,416

Miscellaneous [d] – 4.8%
Total		142,382,774

TOTAL COMMON STOCKS
(Cost $2,760,504,664)		2,852,528,789

REPURCHASE AGREEMENT – 4.8%
State Street Bank & Trust Company, 0.22% dated 9/30/10, due 10/1/10, maturity value $142,781,873 (collateralized by obligations of various U.S. Government Agencies, 0.35% due 3/30/11, valued at $146,353,309) (Cost $142,781,000)		142,781,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.4%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0614%)
(Cost $11,157,252)		11,157,252

TOTAL INVESTMENTS – 100.4%
(Cost $2,914,442,916)		3,006,467,041

LIABILITIES LESS CASH AND OTHER ASSETS – (0.4)%		(11,977,338)

NET ASSETS – 100.0%		$2,994,489,703

SCHEDULES OF INVESTMENTS
ROYCE 100 FUND
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.9%

Consumer Products – 7.0%
Apparel, Shoes and Accessories - 2.3%
Columbia Sportswear	57,800	$3,377,832
Warnaco Group (The) [a]	92,000	4,703,960

		8,081,792

Consumer Electronics - 0.9%
DTS [a]	89,600	3,420,032

Food/Beverage/Tobacco - 1.6%
Cal-Maine Foods	70,627	2,046,770
Sanderson Farms	84,700	3,666,663

		5,713,433

Home Furnishing and Appliances - 2.2%
Ethan Allen Interiors	164,100	2,865,186
Mohawk Industries [a]	94,715	5,048,310

		7,913,496

Total		25,128,753

Consumer Services – 1.7%
Leisure and Entertainment - 0.9%
DreamWorks Animation SKG Cl. A [a]	105,000	3,350,550

Retail Stores - 0.8%
Dress Barn (The) [a]	118,500	2,814,375

Total		6,164,925

Financial Intermediaries – 3.5%
Securities Brokers - 3.5%
Cowen Group Cl. A [a]	700,080	2,303,263
Interactive Brokers Group Cl. A [a]	188,200	3,238,922
Knight Capital Group Cl. A [a]	191,300	2,370,207
Lazard Cl. A	128,800	4,518,304

Total		12,430,696

Financial Services – 12.0%
Information and Processing - 4.0%
Morningstar [a]	103,872	4,628,536
MSCI Cl. A [a]	63,100	2,095,551
SEI Investments	219,500	4,464,630
Total System Services	209,100	3,186,684

		14,375,401

Insurance Brokers - 0.6%
Brown & Brown	96,900	1,956,411

Investment Management - 7.4%
Affiliated Managers Group [a]	62,197	4,851,988
AllianceBernstein Holding L.P.	178,100	4,703,621
Artio Global Investors Cl. A	195,032	2,983,990
Cohen & Steers	149,800	3,250,660
Federated Investors Cl. B	179,200	4,078,592
Waddell & Reed Financial Cl. A	140,900	3,855,024
Westwood Holdings Group	80,395	2,719,763

		26,443,638

Total		42,775,450

Health – 1.6%
Health Services - 1.6%
Advisory Board (The) [a]	48,900	2,158,935
ICON ADR [a]	166,600	3,601,892

Total		5,760,827

Industrial Products – 20.0%
Building Systems and Components - 3.0%
Armstrong World Industries [a]	121,900	5,060,069
Drew Industries [a]	142,656	2,975,804
Simpson Manufacturing	100,000	2,578,000

		10,613,873

Industrial Components - 4.5%
CLARCOR	88,200	3,407,166
FARO Technologies [a]	137,387	2,996,411
GrafTech International [a]	321,900	5,031,297
PerkinElmer	197,900	4,579,406

		16,014,280

Machinery - 2.1%
Rofin-Sinar Technologies [a]	183,400	4,654,692
Wabtec Corporation	64,000	3,058,560

		7,713,252

Metal Fabrication and Distribution - 4.8%
Kennametal	106,900	3,306,417
Reliance Steel & Aluminum	92,400	3,837,372
Schnitzer Steel Industries Cl. A	57,600	2,780,928
Sims Metal Management ADR	257,317	4,374,389
Steel Dynamics	198,500	2,800,835

		17,099,941

Miscellaneous Manufacturing - 2.1%
AZZ	72,400	3,101,616
Valmont Industries	60,600	4,387,440

		7,489,056

Paper and Packaging - 1.5%
Greif Cl. A	91,200	5,366,208

Pumps, Valves and Bearings - 2.0%
Gardner Denver	62,800	3,371,104
Kaydon Corporation	114,500	3,961,700

		7,332,804

Total		71,629,414

Industrial Services – 20.4%
Commercial Services - 8.7%
Brink’s Company (The)	152,115	3,498,645
Cintas Corporation	150,800	4,154,540
Corporate Executive Board	56,700	1,789,452
CRA International [a]	153,513	2,770,910
Gartner [a]	130,000	3,827,200
Manpower	95,266	4,972,885
MAXIMUS	52,300	3,220,634
Universal Technical Institute	175,600	3,432,980
Verisk Analytics Cl. A [a]	120,100	3,364,001

		31,031,247

Engineering and Construction - 3.4%
EMCOR Group [a]	185,300	4,556,527
KBR	146,600	3,612,224
NVR [a]	3,200	2,072,096
Quanta Services [a]	94,400	1,801,152

		12,041,999

Food, Tobacco and Agriculture - 1.1%
Intrepid Potash [a,b]	158,400	4,129,488

Industrial Distribution - 1.9%
Applied Industrial Technologies	101,300	3,099,780
MSC Industrial Direct Cl. A	65,500	3,539,620

		6,639,400

Transportation and Logistics - 5.3%
Arkansas Best	91,400	2,214,622
Expeditors International of Washington	108,800	5,029,824
Forward Air	89,500	2,327,000
Kirby Corporation [a]	67,500	2,704,050
Landstar System	89,300	3,448,766
Patriot Transportation Holding [a]	20,227	1,418,519
UTi Worldwide	124,900	2,008,392

		19,151,173

Total		72,993,307

Natural Resources – 13.2%
Energy Services - 8.4%
Ensign Energy Services	201,500	2,473,462
Helmerich & Payne	109,800	4,442,508
Oil States International [a]	100,400	4,673,620
Pason Systems	302,800	3,599,226
SEACOR Holdings [a]	43,500	3,704,460
ShawCor Cl. A	149,400	4,356,109
Trican Well Service	262,700	4,189,821
Unit Corporation [a]	73,200	2,729,628

		30,168,834

Precious Metals and Mining - 4.8%
Cliffs Natural Resources	88,800	5,676,096
Fresnillo	220,000	4,292,325
Major Drilling Group International	141,000	4,059,112
Randgold Resources ADR	29,000	2,942,340

		16,969,873

Total		47,138,707

Technology – 14.6%
Aerospace and Defense - 1.2%
HEICO Corporation Cl. A	126,650	4,314,966

Components and Systems - 2.4%
Diebold	90,500	2,813,645
Dionex Corporation [a]	48,000	4,149,120
Plexus Corporation [a]	58,400	1,714,040

		8,676,805

IT Services - 2.0%
Sapient Corporation	347,900	4,164,363
SRA International Cl. A [a]	149,175	2,941,731

		7,106,094

Semiconductors and Equipment - 4.2%
Aixtron ADR [b]	107,000	3,186,460
Cabot Microelectronics [a]	120,700	3,884,126
Coherent [a]	113,700	4,549,137
Cymer [a]	97,500	3,615,300

		15,235,023

Software - 3.5%
Blackbaud	102,100	2,454,484
Blackboard [a,b]	60,000	2,162,400
National Instruments	128,800	4,206,608
NetScout Systems [a]	174,200	3,572,842

		12,396,334

Telecommunications - 1.3%
ADTRAN	127,800	4,511,340

Total		52,240,562

Miscellaneous [d] – 0.9%
Total		3,391,260

TOTAL COMMON STOCKS
(Cost $293,826,764)		339,653,901

REPURCHASE AGREEMENT – 4.3%
State Street Bank & Trust Company, 0.22% dated 9/30/10, due 10/1/10, maturity value $15,425,094 (collateralized by obligations of various U.S. Government Agencies, 0.65% due 5/4/11-5/19/11, valued at $15,811,356) (Cost $15,425,000)		15,425,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.7%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0614%)
(Cost $6,130,531)		6,130,531

TOTAL INVESTMENTS – 100.9%
(Cost $315,382,295)		361,209,432

LIABILITIES LESS CASH AND OTHER ASSETS – (0.9)%		(3,291,834)

NET ASSETS – 100.0%		$357,917,598

SCHEDULES OF INVESTMENTS
ROYCE DISCOVERY FUND
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.5%

Consumer Products – 10.7%
Apparel, Shoes and Accessories - 0.9%
Barry (R.G.)	2,700	$27,783

Health, Beauty and Nutrition - 1.9%
NutriSystem	1,800	34,632
Schiff Nutrition International Cl. A	3,100	25,420

		60,052

Home Furnishing and Appliances - 1.7%
Hooker Furniture	1,800	20,934
Universal Electronics [a]	1,600	33,360

		54,294

Household Products/Wares - 2.1%
Blyth	900	37,116
Oil-Dri Corporation of America	1,300	27,963

		65,079

Sports and Recreation - 3.2%
Arctic Cat [a]	2,900	29,725
JAKKS Pacific [a]	2,200	38,808
Sturm, Ruger & Co.	2,200	30,008

		98,541

Other Consumer Products - 0.9%
CSS Industries	1,581	27,336

Total		333,085

Consumer Services – 5.0%
Online Commerce - 0.6%
Systemax	1,400	17,192

Restaurants and Lodgings - 0.9%
Papa John’s International [a]	1,100	29,018

Retail Stores - 3.5%
Finish Line (The) Cl. A	2,200	30,602
Kirkland’s [a]	2,200	30,492
QKL Stores [a]	4,300	20,726
Shoe Carnival [a]	1,300	26,286

		108,106

Total		154,316

Financial Intermediaries – 5.2%
Insurance - 5.2%
American Safety Insurance Holdings [a]	1,700	27,778
Amerisafe [a]	1,700	31,926
First Mercury Financial	1,800	18,144
Hallmark Financial Services [a]	3,020	26,395
Meadowbrook Insurance Group	3,899	34,974
SeaBright Holdings	2,800	22,568

Total		161,785

Health – 14.6%
Commercial Services - 0.6%
AMN Healthcare Services [a]	3,400	17,476

Drugs and Biotech - 3.1%
American Oriental Bioengineering [a]	7,300	17,593
Harvard Bioscience [a]	6,999	26,596
Hi-Tech Pharmacal [a]	1,100	22,264
Sinovac Biotech [a]	7,500	29,100

		95,553

Health Services - 4.4%
Continucare Corporation [a]	12,100	50,820
Cross Country Healthcare [a]	2,800	20,132
Metropolitan Health Networks [a]	9,148	34,762
Molina Healthcare [a]	1,200	32,388

		138,102

Medical Products and Devices - 6.5%
Atrion Corporation	200	31,502
ICU Medical [a]	800	29,832
Kensey Nash [a]	1,267	36,604
Medical Action Industries [a]	3,200	28,960
Quidel [a]	2,100	23,079
Symmetry Medical [a]	3,000	28,920
Utah Medical Products	813	23,821

		202,718

Total		453,849

Industrial Products – 18.5%
Automotive - 3.7%
Fuel Systems Solutions [a]	1,100	43,021
Miller Industries	1,700	23,001
Spartan Motors	4,600	21,344
Standard Motor Products	2,700	28,431

		115,797

Building Systems and Components - 1.7%
Apogee Enterprises	1,800	16,470
Preformed Line Products	1,000	34,870

		51,340

Industrial Components - 4.6%
Bel Fuse Cl. B	1,200	24,984
CTS Corporation	3,400	32,708
Gerber Scientific [a]	4,114	25,383
Graham Corporation	2,100	32,592
Powell Industries [a]	900	28,008

		143,675

Metal Fabrication and Distribution - 1.7%
Encore Wire	1,300	26,663
Foster (L.B.) Company Cl. A [a]	900	26,046

		52,709

Miscellaneous Manufacturing - 1.1%
AZZ	800	34,272

Paper and Packaging - 1.0%
KapStone Paper and Packaging [a]	2,600	31,564

Specialty Chemicals and Materials - 4.7%
Aceto Corporation	4,600	31,234
Innophos Holdings	1,100	36,410
Landec Corporation [a]	4,500	27,945
Schulman (A.)	1,100	22,165
Stepan Company	500	29,555

		147,309

Total		576,666

Industrial Services – 7.6%
Commercial Services - 2.8%
Global Sources [a]	4,000	30,200
GP Strategies [a]	3,100	28,179
ICF International [a]	1,100	27,577

		85,956

Engineering and Construction - 3.8%
Baker (Michael) [a]	800	26,368
Comfort Systems USA	3,000	32,190
Dycom Industries [a]	3,200	31,968
Layne Christensen [a]	1,100	28,479

		119,005

Printing - 1.0%
Ennis	1,700	30,413

Total		235,374

Natural Resources – 4.7%
Oil and Gas - 3.9%
China Integrated Energy [a]	3,200	21,440
Energy Partners [a]	2,000	24,020
TransGlobe Energy [a]	4,500	42,570
VAALCO Energy [a]	6,000	34,440

		122,470

Precious Metals and Mining - 0.8%
L&L Energy [a]	2,900	23,258

Total		145,728

Technology – 25.0%
Aerospace and Defense - 5.1%
Ducommun	1,400	30,492
Dynamics Research [a]	2,300	23,644
Force Protection [a]	4,500	22,680
Kaman Corporation	1,200	31,452
LaBarge [a]	2,100	26,229
VSE Corporation	700	24,689

		159,186

Components and Systems - 5.4%
Imation Corporation [a]	2,800	26,124
Multi-Fineline Electronix [a]	1,500	32,985
Nam Tai Electronics [a]	4,398	20,319
RadiSys Corporation [a]	3,100	29,202
Rimage Corporation [a]	1,700	27,948
Super Micro Computer [a]	3,100	32,209

		168,787

Internet Software and Services - 3.5%
ePlus [a]	1,600	34,320
InfoSpace [a]	3,200	27,712
United Online	4,000	22,880
VASCO Data Security International [a]	3,500	22,750

		107,662

IT Services - 1.7%
CIBER [a]	6,700	20,167
Virtusa Corporation [a]	3,400	32,946

		53,113

Semiconductors and Equipment - 2.4%
Image Sensing Systems [a]	1,537	17,107
Integrated Silicon Solution [a]	3,200	27,552
TTM Technologies [a]	3,000	29,370

		74,029

Software - 2.1%
Actuate Corporation [a]	5,700	29,355
Manhattan Associates [a]	1,000	29,350
Pervasive Software [a]	1,200	5,928

		64,633

Telecommunications - 4.8%
Audiovox Corporation Cl. A [a]	1,460	9,986
Communications Systems	2,000	22,780
Globecomm Systems [a]	3,400	28,458
Novatel Wireless [a]	3,900	30,732
Sierra Wireless [a]	3,300	34,221
Symmetricom [a]	4,300	24,596

		150,773

Total		778,183

Miscellaneous [d] – 4.2%
Total		129,670

TOTAL COMMON STOCKS
(Cost $3,069,774)		2,968,656

REPURCHASE AGREEMENT – 4.9%
State Street Bank & Trust Company, 0.22% dated 9/30/10, due 10/1/10, maturity value $154,001 (collateralized by obligations of various U.S. Government Agencies, 1.375% due 5/15/13, valued at $158,999) (Cost $154,000)		154,000

TOTAL INVESTMENTS – 100.4%
(Cost $3,223,774)		3,122,656

LIABILITIES LESS CASH AND OTHER ASSETS – (0.4)%		(13,176)

NET ASSETS – 100.0%		$3,109,480

SCHEDULES OF INVESTMENTS
ROYCE FINANCIAL SERVICES FUND
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.1%

Banking - 8.5%
Bank of N.T. Butterfield & Son [a,e]	10,871	$15,219
Bank Sarasin & Co. Cl. B	3,085	119,300
Banque Privee Edmond de Rothschild	3	70,829
BOK Financial	1,942	87,643
Fauquier Bankshares	2,400	31,200
Julius Baer Group	3,900	141,966
Northern Trust	3,000	144,720
Peapack-Gladstone Financial	2,835	33,396
Popular [a]	68,333	198,166
Vontobel Holding	3,000	97,695
Wilber Corporation (The)	6,100	36,295
Wilmington Trust	7,400	66,452

Total		1,042,881

Diversified Financial Services - 0.6%
IOOF Holdings	11,528	74,988

Total		74,988

Information and Processing - 7.6%
MasterCard Cl. A	700	156,800
Morningstar [a]	4,600	204,976
MSCI Cl. A [a]	4,300	142,803
SEI Investments	9,400	191,196
Western Union	14,000	247,380

Total		943,155

Insurance - 11.2%
Alleghany Corporation [a]	518	156,969
Berkley (W.R.)	7,100	192,197
CNA Surety [a]	5,900	105,728
E-L Financial	150	59,773
Enstar Group [a]	3,200	232,320
Erie Indemnity Cl. A	2,500	140,150
Marsh & McLennan	9,300	224,316
Primerica	6,900	140,346
RLI	1,100	62,282
Validus Holdings	2,300	60,628

Total		1,374,709

Insurance Brokers - 2.5%
Brown & Brown	2,600	52,494
Gallagher (Arthur J.) & Co.	4,900	129,213
Willis Group Holdings	4,000	123,280

Total		304,987

Investment Management - 36.5%
Affiliated Managers Group [a]	2,400	187,224
AGF Management Cl. B	10,600	165,454
AllianceBernstein Holding L.P.	9,200	242,972
Artio Global Investors Cl. A	5,000	76,500
Ashmore Group	60,000	315,374
Azimut Holding	10,675	104,925
Cohen & Steers	10,500	227,850
Federated Investors Cl. B	6,400	145,664
GAM Holding [a]	3,300	50,038
GAMCO Investors Cl. A	3,300	127,149
Gartmore Group [a]	20,000	33,523
Invesco	12,425	263,783
Investec	8,500	67,898
Janus Capital Group	11,700	128,115
Jupiter Fund Management [a]	51,200	208,716
MVC Capital	3,800	49,286
Och-Ziff Capital Management Group LLC
Cl. A	9,000	134,100
Partners Group Holding	1,000	165,675
Reinet Investments [a]	5,500	92,261
RHJ International [a]	10,000	82,477
SHUAA Capital [a]	150,000	44,518
SPARX Group [a]	400	34,260
Sprott	43,900	215,041
T. Rowe Price Group	3,400	170,221
U.S. Global Investors Cl. A	19,700	124,504
Value Partners Group	250,000	174,639
Virtus Investment Partners [a]	9,000	272,340
VZ Holding	2,600	253,213
Waddell & Reed Financial Cl. A	5,900	161,424
Westwood Holdings Group	5,300	179,299

Total		4,498,443

Other Financial Intermediaries - 0.9%
KKR & Co. L.P.	11,000	116,600

Total		116,600

Other Financial Services - 2.3%
Hilltop Holdings [a]	5,200	49,816
Kennedy-Wilson Holdings [a]	22,676	240,366

Total		290,182

Precious Metals and Mining - 0.4%
Endeavour Mining [a]	17,900	48,190

Total		48,190

Real Estate - 1.5%
Jones Lang LaSalle	2,100	181,167

Total		181,167

Securities Brokers - 20.0%
Bolsas y Mercados Espanoles	4,000	106,933
Cowen Group Cl. A [a]	30,700	101,003
Egyptian Financial Group-Hermes
Holding	23,000	117,161
FBR Capital Markets [a]	29,000	91,060
GFI Group	10,300	47,792
Gleacher & Company [a]	14,000	22,540
GMP Capital	6,000	62,280
HQ	7,200	9,881
Interactive Brokers Group Cl. A [a]	12,600	216,846
Investcorp Bank GDR [a]	20,300	87,290
Jefferies Group	5,900	133,871
KBW	4,500	115,200
Kim Eng Holdings	100,000	134,591
Lazard Cl. A	6,000	210,480
MF Global Holdings [a]	16,000	115,200
Mirae Asset Securities	1,081	56,693
Mizuho Securities	10,800	24,710
Numis Corporation	28,000	58,720
Oppenheimer Holdings Cl. A	4,300	120,185
Raymond James Financial	5,100	129,183
Samsung Securities	1,600	91,068
Sanders Morris Harris Group	18,200	103,012
Stifel Financial [a]	3,559	164,746
Tokai Tokyo Financial Holdings	9,400	30,966
UOB-Kay Hian Holdings	95,000	112,691

Total		2,464,102

Securities Exchanges - 3.2%
ASX	4,700	147,958
Hellenic Exchanges	10,500	75,149
Singapore Exchange	25,000	171,470

Total		394,577

Software - 1.7%
Fair Isaac	8,400	207,144

Total		207,144

Specialty Finance - 1.2%
Credit Acceptance [a]	1,066	64,557
World Acceptance [a]	2,000	88,320

Total		152,877

TOTAL COMMON STOCKS
(Cost $11,848,701)		12,094,002

PREFERRED STOCK – 0.0%
Bank of N.T. Butterfield & Son 0% Conv. [a]
(Cost $555)	459	478

REPURCHASE AGREEMENT – 1.7%
State Street Bank & Trust Company,
0.22% dated 9/30/10, due 10/1/10,
maturity value $205,001 (collateralized
by obligations of various U.S. Government
Agencies, 1.375% due 5/15/13, valued at $210,289)
(Cost $205,000)		205,000

TOTAL INVESTMENTS – 99.8%
(Cost $12,054,256)		12,299,480

CASH AND OTHER ASSETS LESS LIABILITIES – 0.2%		24,177

NET ASSETS – 100.0%		$12,323,657

SCHEDULES OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.6%

Consumer Products – 5.3%
Apparel, Shoes and Accessories - 2.0%
Guess?	8,500	$345,355
Marimekko	14,980	230,354
Stella International Holdings	104,000	204,010
Weyco Group	11,600	280,952
Wolverine World Wide	18,400	533,784

		1,594,455

Food/Beverage/Tobacco - 1.8%
Hormel Foods	7,400	330,040
Industrias Bachoco ADR	6,100	115,595
J&J Snack Foods	8,000	335,440
Lancaster Colony	7,200	342,000
Lindt & Spruengli	2	55,869
Sanderson Farms	5,400	233,766

		1,412,710

Home Furnishing and Appliances - 0.7%
American Woodmark	3,700	65,601
Ethan Allen Interiors	24,000	419,040
Hunter Douglas	2,500	100,506

		585,147

Sports and Recreation - 0.2%
Thor Industries	4,000	133,600

Other Consumer Products - 0.6%
Societe BIC	5,500	441,550

Total		4,167,462

Consumer Services – 5.6%
Leisure and Entertainment - 0.9%
International Speedway Cl. A	13,800	336,720
World Wrestling Entertainment Cl. A	24,152	335,954

		672,674

Retail Stores - 4.7%
American Eagle Outfitters	36,400	544,544
Buckle (The)	30,750	816,105
Cato Corporation (The) Cl. A	19,173	513,070
Dress Barn (The) [a]	17,300	410,875
Family Dollar Stores	16,500	728,640
Le Chateau Cl. A	10,000	128,681
Lewis Group	41,000	412,926
Williams-Sonoma	5,100	161,670

		3,716,511

Total		4,389,185

Financial Intermediaries – 14.6%
Banking - 2.6%
Banca Generali	4,200	51,245
Bank of Hawaii	8,900	399,788
Bank of N.T. Butterfield & Son [a,e]	8,288	11,603
Bank Sarasin & Co. Cl. B	9,548	369,230
BOK Financial	8,500	383,605
City Holding Company	10,997	337,278
Fauquier Bankshares	4,400	57,200
Peapack-Gladstone Financial	2,205	25,975
Popular [a]	150,500	436,450

		2,072,374

Insurance - 7.5%
Allied World Assurance Company
Holdings	14,600	826,214
Alterra Capital Holdings	17,200	342,624
Aspen Insurance Holdings	11,400	345,192
Berkley (W.R.)	5,600	151,592
Cincinnati Financial	4,700	135,595
Erie Indemnity Cl. A	8,100	454,086
Fidelity National Financial Cl. A	10,000	157,100
First American Financial	9,300	138,942
Harleysville Group	9,500	311,505
HCC Insurance Holdings	12,900	336,561
Marsh & McLennan	5,100	123,012
Montpelier Re Holdings	15,400	266,728
Old Republic International	8,600	119,110
PartnerRe	6,400	513,152
Reinsurance Group of America	17,000	820,930
StanCorp Financial Group	8,900	338,200
United Fire & Casualty	11,900	252,399
Validus Holdings	7,237	190,767

		5,823,709

Real Estate Investment Trusts - 2.0%
CommonWealth REIT	6,250	160,000
Cousins Properties	39,764	283,915
DCT Industrial Trust	23,400	112,086
Lexington Realty Trust	83,706	599,335
National Health Investors	9,200	405,352

		1,560,688

Securities Brokers - 2.3%
Egyptian Financial Group-Hermes
Holding	68,000	346,390
GMP Capital	6,500	67,470
Lazard Cl. A	16,700	585,836
Raymond James Financial	7,800	197,574
Sanders Morris Harris Group	105,000	594,300

		1,791,570

Securities Exchanges - 0.2%
TMX Group	6,100	187,524

Total		11,435,865

Financial Services – 16.6%
Information and Processing - 2.0%
SEI Investments	40,000	813,600
Total System Services	45,700	696,468
Value Line	3,000	41,610

		1,551,678

Insurance Brokers - 1.1%
Brown & Brown	26,100	526,959
Willis Group Holdings	10,300	317,446

		844,405

Investment Management - 13.2%
Affiliated Managers Group [a]	14,800	1,154,548
AGF Management Cl. B	23,900	373,053
AllianceBernstein Holding L.P.	40,000	1,056,400
Apollo Investment	7,300	74,679
Artio Global Investors Cl. A	40,000	612,000
Ashmore Group	53,000	278,580
Cohen & Steers	24,200	525,140
Epoch Holding Corporation	51,800	667,184
Federated Investors Cl. B	49,900	1,135,724
Gluskin Sheff + Associates	9,200	163,363
Invesco	33,000	700,590
Investec	9,600	76,685
Jupiter Fund Management [a]	119,700	487,955
Och-Ziff Capital Management Group LLC
Cl. A	16,100	239,890
Partners Group Holding	500	82,837
Sprott	125,000	612,304
U.S. Global Investors Cl. A	84,000	530,880
VZ Holding	1,000	97,390
Waddell & Reed Financial Cl. A	37,600	1,028,736
Westwood Holdings Group	11,173	377,983

		10,275,921

Other Financial Services - 0.3%
Kennedy-Wilson Holdings [a]	24,298	257,559

Total		12,929,563

Health – 3.4%
Commercial Services - 0.2%
OdontoPrev	12,800	150,468

Drugs and Biotech - 1.4%
Adcock Ingram Holdings	48,900	445,486
Boiron	1,500	49,793
Pharmaceutical Product Development	17,500	433,825
Recordati	20,000	179,131

		1,108,235

Health Services - 0.7%
Chemed Corporation	8,900	507,033

Medical Products and Devices - 1.1%
Carl Zeiss Meditec	9,500	149,583
Fielmann	3,200	298,475
Pall Corporation	9,900	412,236

		860,294

Total		2,626,030

Industrial Products – 19.0%
Automotive - 0.1%
Xinyi Glass Holdings	130,000	80,257

Building Systems and Components - 1.4%
AAON	19,900	468,048
Preformed Line Products	13,100	456,797
WaterFurnace Renewable Energy	6,000	152,260

		1,077,105

Construction Materials - 0.4%
Duratex	13,741	149,023
Geberit	1,000	178,090

		327,113

Industrial Components - 1.6%
Amphenol Corporation Cl. A	17,100	837,558
CLARCOR	6,200	239,506
Donaldson Company	4,500	212,085

		1,289,149

Machinery - 3.6%
Burckhardt Compression Holding	1,600	354,633
Franklin Electric	3,000	99,480
Lincoln Electric Holdings	3,100	179,242
Lindsay Corporation	14,700	636,804
Nordson Corporation	7,700	567,413
Regal-Beloit	3,400	199,546
Spirax-Sarco Engineering	9,500	268,623
Tennant Company	15,300	472,770

		2,778,511

Metal Fabrication and Distribution - 3.5%
Carpenter Technology	5,100	171,921
Commercial Metals	14,400	208,656
CompX International Cl. A	25,800	341,334
Kennametal	10,000	309,300
Reliance Steel & Aluminum	10,000	415,300
Schnitzer Steel Industries Cl. A	12,400	598,672
Sims Metal Management ADR	25,000	425,000
Steel Dynamics	21,000	296,310

		2,766,493

Miscellaneous Manufacturing - 2.2%
AZZ	11,000	471,240
Rational	1,000	211,849
Raven Industries	7,400	280,386
Valmont Industries	10,000	724,000

		1,687,475

Paper and Packaging - 1.2%
AptarGroup	6,800	310,556
Greif Cl. A	10,300	606,052

		916,608

Pumps, Valves and Bearings - 2.8%
Flowserve Corporation	7,900	864,418
Gardner Denver	7,600	407,968
Graco	11,400	361,722
Kaydon Corporation	15,000	519,000

		2,153,108

Specialty Chemicals and Materials - 2.0%
Balchem Corporation	14,050	433,583
Cabot Corporation	6,500	211,705
Quaker Chemical	22,600	735,856
Victrex	7,500	150,335

		1,531,479

Textiles - 0.1%
Interface Cl. A	8,000	113,840

Other Industrial Products - 0.1%
MTS Systems	3,500	108,500

Total		14,829,638

Industrial Services – 9.7%
Commercial Services - 6.3%
Brink’s Company (The)	26,700	614,100
Corporate Executive Board	3,900	123,084
Electro Rent	15,900	211,152
Grupo Aeroportuario del Centro Norte
ADR	14,600	213,160
Grupo Aeroportuario del Pacifico ADR	21,500	740,460
Kelly Services Cl. A [a]	35,600	417,588
Landauer	4,700	294,361
Manpower	15,000	783,000
MAXIMUS	14,400	886,752
Michael Page International	36,000	260,594
Pico Far East Holdings	1,278,000	253,661
Towers Watson & Company Cl. A	2,950	145,081

		4,942,993

Engineering and Construction - 0.6%
Raubex Group	135,000	441,591

Industrial Distribution - 1.5%
Grainger (W.W.)	400	47,644
Houston Wire & Cable	20,300	203,609
Mine Safety Appliances	35,000	948,500

		1,199,753

Printing - 0.4%
Domino Printing Sciences	36,000	307,079

Transportation and Logistics - 0.7%
Landstar System	5,500	212,410
Pacer International [a]	8,000	48,320
UTi Worldwide	16,700	268,536

		529,266

Other Industrial Services - 0.2%
US Ecology	7,700	123,200

Total		7,543,882

Natural Resources – 9.1%
Energy Services - 3.9%
Ensco ADR	10,000	447,300
Ensign Energy Services	29,900	367,030
Exterran Partners L.P.	6,404	140,247
Helmerich & Payne	21,900	886,074
Lamprell	71,000	397,507
Lufkin Industries	7,400	324,860
Oil States International [a]	9,600	446,880
Tidewater	600	26,886

		3,036,784

Oil and Gas - 1.9%
Cimarex Energy	2,600	172,068
Energen Corporation	18,300	836,676
Pioneer Southwest Energy Partners L.P.	18,000	494,460

		1,503,204

Precious Metals and Mining - 2.8%
Aquarius Platinum	81,500	436,065
Compass Minerals International	11,100	850,482
Fresnillo	18,000	351,190
Kingsgate Consolidated	33,000	369,995
Randgold Resources ADR	1,900	192,774

		2,200,506

Other Natural Resources - 0.5%
China Forestry Holdings	920,000	405,524

Total		7,146,018

Technology – 6.3%
Aerospace and Defense - 0.9%
Ducommun	6,600	143,748
HEICO Corporation Cl. A	15,457	526,620

		670,368

Components and Systems - 2.0%
AVX Corporation	73,500	1,015,770
Diebold	13,800	429,042
Vaisala Cl. A	3,300	92,584

		1,537,396

Internet Software and Services - 0.6%
EarthLink	55,400	503,586

IT Services - 0.8%
iGATE Corporation	20,000	362,800
Jack Henry & Associates	9,700	247,350

		610,150

Semiconductors and Equipment - 0.7%
Aixtron ADR	15,000	446,700
Cognex Corporation	3,000	80,460

		527,160

Software - 1.2%
National Instruments	28,600	934,076

Telecommunications - 0.1%
ADTRAN	3,300	116,490

Total		4,899,226

Utilities – 0.2%
Northeast Utilities	4,100	121,237

Total		121,237

Miscellaneous [d] – 4.8%
Total		3,786,346

TOTAL COMMON STOCKS
(Cost $65,620,475)		73,874,452

PREFERRED STOCK – 0.0%
Bank of N.T. Butterfield & Son 0% Conv. [a]
(Cost $422)	350	364

REPURCHASE AGREEMENT – 5.8%
State Street Bank & Trust Company,
0.22% dated 9/30/10, due 10/1/10,
maturity value $4,502,028 (collateralized
by obligations of various U.S. Government
Agencies, 2.625% due 12/31/14, valued at
$4,617,113)
(Cost $4,502,000)		4,502,000

TOTAL INVESTMENTS – 100.4%
(Cost $70,122,897)		78,376,816

LIABILITIES LESS CASH AND OTHER ASSETS – (0.4)%		(279,482)

NET ASSETS – 100.0%		$78,097,334

SCHEDULES OF INVESTMENTS
ROYCE EUROPEAN SMALLER-COMPANIES FUND
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.6%

Australia – 1.7%
Centamin Egypt [a]	65,000	$180,732

Total		180,732

Austria – 4.5%
Mayr-Melnhof Karton	2,000	202,851
Semperit AG Holding	7,000	267,579

Total		470,430

Belgium – 3.7%
EVS Broadcast Equipment	2,500	153,366
Gimv	2,500	128,657
Sipef	1,400	103,443

Total		385,466

Denmark – 1.7%
H Lundbeck	10,000	176,612

Total		176,612

Egypt – 1.2%
Egyptian Financial Group-Hermes
Holding	25,000	127,349

Total		127,349

Finland – 3.1%
Marimekko	4,200	64,585
Nokian Renkaat	1,000	34,340
Ponsse	3,500	51,865
Vacon	1,000	47,782
Vaisala Cl. A	4,500	126,251

Total		324,823

France – 11.6%
Audika	3,500	92,946
Beneteau [a]	8,000	143,087
Boiron	4,300	142,739
Ipsen	2,200	72,924
Manutan International	2,400	148,867
Meetic	2,500	79,069
Piscines Desjoyaux	6,500	63,534
Societe BIC	500	40,141
Societe Internationale de Plantations
d’Heveas	2,200	195,215
Vetoquinol	3,000	118,603
Virbac	800	110,543

Total		1,207,668

Germany – 11.0%
AS Creation Tapeten	2,000	86,839
Carl Zeiss Meditec	11,000	173,201
Deutsche Beteiligungs	2,700	69,198
Fuchs Petrolub	1,200	127,109
KWS Saat	575	94,613
Pfeiffer Vacuum Technology	2,400	227,063
Rational	400	84,740
SMA Solar Technology	1,200	132,557
Takkt	12,000	156,425

Total		1,151,745

Greece – 0.7%
Hellenic Exchanges	9,500	67,992

Total		67,992

Hong Kong – 1.5%
Asian Citrus Holdings	165,000	156,121

Total		156,121

Ireland – 0.4%
Charter International	4,300	46,879

Total		46,879

Italy – 0.9%
Recordati	10,000	89,566

Total		89,566

Jersey – 1.2%
Randgold Resources	1,300	130,086

Total		130,086

Mexico – 1.9%
Fresnillo	10,000	195,106

Total		195,106

Netherlands – 1.8%
Fugro	1,866	122,702
Hunter Douglas	1,500	60,303

Total		183,005

Norway – 3.2%
Ekornes	2,000	48,970
Fred Olsen Energy	4,000	139,497
TGS-NOPEC Geophysical	10,000	143,764

Total		332,231

Peru – 2.7%
Hochschild Mining	40,000	279,620

Total		279,620

South Africa – 9.2%
Adcock Ingram Holdings	7,700	70,148
Advtech Limited	76,000	65,966
Aquarius Platinum	22,500	120,386
Bell Equipment [a]	75,000	106,524
Discovery Holdings	17,000	95,411
Lewis Group	14,000	141,000
Net 1 UEPS Technologies [a]	5,000	57,800
Northam Platinum	21,000	138,559
Raubex Group	50,000	163,552

Total		959,346

Spain – 0.5%
Almirall	4,600	50,544

Total		50,544

Sweden – 1.2%
Lundin Petroleum [a]	15,000	126,292

Total		126,292

Switzerland – 9.4%
Bank Sarasin & Co. Cl. B	2,468	95,440
Banque Privee Edmond de Rothschild	4	94,438
Burckhardt Compression Holding	1,100	243,810
Inficon Holding	600	84,262
Julius Baer Group	1,100	40,042
Partners Group Holding	1,300	215,377
Sika	75	138,376
VZ Holding	700	68,173

Total		979,918

Turkey – 1.7%
Ford Otomotiv Sanayi	10,000	85,721
Mardin Cimento Sanayii Ve Ticaret	18,000	95,814

Total		181,535

United Arab Emirates – 2.9%
Lamprell	55,000	307,928

Total		307,928

United Kingdom – 14.9%
African Barrick Gold	17,500	162,195
Ashmore Group	45,800	240,735
Begbies Traynor	65,000	75,050
Diploma	25,000	111,730
Domino Printing Sciences	15,000	127,950
Hikma Pharmaceuticals	4,000	43,263
Jupiter Fund Management [a]	50,000	203,824
Michael Page International	14,000	101,342
Rotork	3,000	81,058
Severfield-Rowen	30,000	95,550
Spirax-Sarco Engineering	3,500	98,967
Spirent Communications	33,500	74,675
Ted Baker	10,000	88,363
Victrex	2,800	56,125

Total		1,560,827

TOTAL COMMON STOCKS
(Cost $7,982,126)		9,671,821

REPURCHASE AGREEMENT – 4.7%
State Street Bank & Trust Company,
0.22% dated 9/30/10, due 10/1/10,
maturity value $490,003 (collateralized
by obligations of various U.S. Government
Agencies, 0.47% due 4/29/11, valued at $506,263)
(Cost $490,000)		490,000

TOTAL INVESTMENTS – 97.3%
(Cost $8,472,126)		10,161,821

CASH AND OTHER ASSETS LESS LIABILITIES – 2.7%		283,184

NET ASSETS – 100.0%		$10,445,005

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL VALUE FUND
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 89.5%

Australia – 3.1%
Centamin Egypt [a]	420,000	$1,151,132
Kingsgate Consolidated	45,000	504,539
Medusa Mining	140,000	661,700

Total		2,317,371

Austria – 4.4%
Mayr-Melnhof Karton	14,000	1,419,962
Semperit AG Holding	49,500	1,892,164

Total		3,312,126

Belgium – 3.8%
EVS Broadcast Equipment	15,000	920,194
Gimv	18,370	945,370
Sipef	13,500	997,490

Total		2,863,054

Canada – 10.2%
Major Drilling Group International	70,000	2,015,162
Pan American Silver	24,000	710,160
Pason Systems	80,000	950,919
Seabridge Gold [a]	31,500	903,420
Sprott	200,000	979,687
Tesco Corporation [a]	80,000	962,400
Trican Well Service	68,500	1,092,511

Total		7,614,259

China – 2.2%
China Forestry Holdings	1,850,000	815,456
E-House China Holdings ADR	45,000	849,150

Total		1,664,606

Denmark – 1.1%
H Lundbeck	45,000	794,752

Total		794,752

Egypt – 1.2%
Egyptian Financial Group-Hermes
Holding	180,000	916,915

Total		916,915

France – 2.8%
Boiron	22,300	740,252
Societe Internationale de Plantations
d’Heveas	15,000	1,331,009

Total		2,071,261

Germany – 6.8%
Aixtron	42,500	1,263,051
Carl Zeiss Meditec	73,600	1,158,872
Pfeiffer Vacuum Technology	12,000	1,135,315
Rational	3,000	635,547
SMA Solar Technology	8,500	938,946

Total		5,131,731

Hong Kong – 7.7%
Asian Citrus Holdings	930,000	885,719
Citic 1616 Holdings	2,500,000	905,418
Luk Fook Holdings (International)	702,000	1,565,258
Sino-Forest Corporation [a]	30,000	499,757
Value Partners Group	2,696,000	1,883,310

Total		5,739,462

Indonesia – 1.3%
PT Charoen Pokphand Indonesia	1,000,000	974,790

Total		974,790

Japan – 3.0%
Nomura Research Institute	55,000	1,033,720
Santen Pharmaceutical	35,000	1,212,087

Total		2,245,807

Mexico – 2.8%
Fresnillo	50,200	979,431
Industrias Bachoco ADR	58,400	1,106,680

Total		2,086,111

Norway – 1.4%
TGS-NOPEC Geophysical	72,500	1,042,292

Total		1,042,292

Peru – 2.7%
Hochschild Mining	287,500	2,009,769

Total		2,009,769

South Africa – 6.7%
Adcock Ingram Holdings	81,400	741,566
Aquarius Platinum	220,000	1,177,106
Lewis Group	85,000	856,067
Northam Platinum	140,000	923,726
Raubex Group	400,000	1,308,418

Total		5,006,883

South Korea – 0.7%
MegaStudy	3,500	517,518

Total		517,518

Switzerland – 5.1%
Burckhardt Compression Holding	7,000	1,551,519
Partners Group Holding	8,500	1,408,233
Sika	450	830,255

Total		3,790,007

Turkey – 1.0%
Mardin Cimento Sanayii Ve Ticaret	145,000	771,836

Total		771,836

United Arab Emirates – 2.6%
Lamprell	350,000	1,959,540

Total		1,959,540

United Kingdom – 6.7%
African Barrick Gold	70,000	648,781
Ashmore Group	310,000	1,629,431
Ensco ADR	20,400	912,492
Jupiter Fund Management [a]	445,000	1,814,036

Total		5,004,740

United States – 12.2%
Analog Devices	15,500	486,390
Gardner Denver	12,500	671,000
GrafTech International [a]	85,000	1,328,550
Jacobs Engineering Group [a]	19,000	735,300
Lincoln Electric Holdings	16,000	925,120
Sanderson Farms	36,000	1,558,440
Schnitzer Steel Industries Cl. A	24,500	1,182,860
U.S. Global Investors Cl. A	115,200	728,064
Unit Corporation [a]	19,500	727,155
Varian Semiconductor Equipment
Associates [a]	29,000	834,620

Total		9,177,499

TOTAL COMMON STOCKS
(Cost $55,986,039)		67,012,329

REPURCHASE AGREEMENT – 7.9%
State Street Bank & Trust Company,
0.22% dated 9/30/10, due 10/1/10,
maturity value $5,894,036 (collateralized
by obligations of various U.S. Government
Agencies, 0.65% due 5/19/11, valued at $6,042,575)
(Cost $5,894,000)		5,894,000

TOTAL INVESTMENTS – 97.4%
(Cost $61,880,039)		72,906,329

CASH AND OTHER ASSETS LESS LIABILITIES – 2.6%		1,945,895

NET ASSETS – 100.0%		$74,852,224

SCHEDULES OF INVESTMENTS
ROYCE SMID-CAP VALUE FUND
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.6%

Consumer Products – 3.6%
Food/Beverage/Tobacco - 1.5%
Sanderson Farms	1,700	$73,593

Sports and Recreation - 2.1%
Thor Industries	3,000	100,200

Total		173,793

Consumer Services – 7.9%
Retail Stores - 7.9%
American Eagle Outfitters	3,500	52,360
Dollar Tree [a]	600	29,256
Dress Barn (The) [a]	500	11,875
Family Dollar Stores	2,300	101,568
GameStop Corporation Cl. A [a]	7,200	141,912
O’Reilly Automotive [a]	750	39,900

Total		376,871

Financial Intermediaries – 7.5%
Banking - 3.7%
Comerica	2,100	78,015
Huntington Bancshares	5,000	28,350
Popular [a]	25,000	72,500

		178,865

Insurance - 2.4%
PartnerRe	1,400	112,252

Securities Exchanges - 1.4%
TMX Group	2,200	67,632

Total		358,749

Financial Services – 8.8%
Information and Processing - 1.0%
SEI Investments	2,400	48,816

Investment Management - 7.8%
AllianceBernstein Holding L.P.	1,910	50,443
Artio Global Investors Cl. A	2,900	44,370
Ashmore Group	26,500	139,290
Federated Investors Cl. B	3,100	70,556
Value Partners Group	100,000	69,856

		374,515

Total		423,331

Health – 1.7%
Commercial Services - 0.6%
Schein (Henry) [a]	500	29,290

Drugs and Biotech - 1.1%
Endo Pharmaceuticals Holdings [a]	1,500	49,860

Total		79,150

Industrial Products – 20.9%
Automotive - 1.4%
Autoliv	1,000	65,330

Industrial Components - 6.6%
GrafTech International [a]	8,300	129,729
Hubbell Cl. B	1,100	55,825
PerkinElmer	2,680	62,015
Thomas & Betts [a]	1,700	69,734

		317,303

Machinery - 1.0%
Rofin-Sinar Technologies [a]	1,900	48,222

Metal Fabrication and Distribution - 5.9%
Kennametal	2,600	80,418
Reliance Steel & Aluminum	2,700	112,131
Schnitzer Steel Industries Cl. A	1,900	91,732

		284,281

Paper and Packaging - 2.0%
Greif Cl. A	1,600	94,144

Specialty Chemicals and Materials - 4.0%
Lubrizol Corporation (The)	1,780	188,627

Total		997,907

Industrial Services – 2.7%
Engineering and Construction - 1.9%
Jacobs Engineering Group [a]	2,400	92,880

Transportation and Logistics - 0.8%
Kirby Corporation [a]	900	36,054

Total		128,934

Natural Resources – 21.2%
Energy Services - 8.9%
Ensco ADR	3,810	170,421
Helmerich & Payne	1,800	72,828
Pason Systems	9,400	111,733
Unit Corporation [a]	1,900	70,851

		425,833

Precious Metals and Mining - 12.3%
Allied Nevada Gold [a]	3,000	79,500
Centamin Egypt [a]	41,200	112,921
Hochschild Mining	21,000	146,800
Pan American Silver	5,000	147,950
Seabridge Gold [a]	3,500	100,380

		587,551

Total		1,013,384

Technology – 16.6%
Aerospace and Defense - 0.8%
Rockwell Collins	650	37,862

Components and Systems - 4.4%
AVX Corporation	9,400	129,908
Western Digital [a]	2,900	82,331

		212,239

Distribution - 1.6%
Arrow Electronics [a]	2,900	77,517

IT Services - 0.5%
SRA International Cl. A [a]	1,200	23,664

Semiconductors and Equipment - 6.8%
Aixtron ADR	2,500	74,450
Analog Devices	2,000	62,760
Cabot Microelectronics [a]	1,300	41,834
International Rectifier [a]	4,642	97,900
Micrel	4,700	46,342

		323,286

Telecommunications - 2.5%
ADTRAN	2,000	70,600
Citic 1616 Holdings	138,500	50,160

		120,760

Total		795,328

Miscellaneous [d] – 0.7%
Total		33,135

TOTAL COMMON STOCKS
(Cost $4,055,941)		4,380,582

REPURCHASE AGREEMENT – 8.7%
State Street Bank & Trust Company,
0.22% dated 9/30/10, due 10/1/10,
maturity value $415,003 (collateralized
by obligations of various U.S. Government
Agencies, due 5/4/11, valued at $429,463)
(Cost $415,000)		415,000

TOTAL INVESTMENTS – 100.3%
(Cost $4,470,941)		4,795,582

LIABILITIES LESS CASH AND OTHER ASSETS – (0.3)%		(12,543)

NET ASSETS – 100.0%		$4,783,039

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL SMALLER-COMPANIES FUND
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.2%

Australia – 2.8%
ASX	1,000	$31,481
Centamin Egypt [a]	40,000	109,632
IOOF Holdings	10,000	65,049
Kingsgate Consolidated	5,000	56,060
Medusa Mining	15,000	70,896
Platinum Asset Management	8,300	39,791
Trust Company	6,800	38,186

Total		411,095

Austria – 2.4%
Mayr-Melnhof Karton	1,700	172,424
Semperit AG Holding	4,500	172,015

Total		344,439

Belgium – 1.9%
EVS Broadcast Equipment	2,000	122,693
Gimv	1,500	77,194
Sipef	975	72,041

Total		271,928

Bermuda – 1.0%
Enstar Group [a]	1,500	108,900
Lazard Cl. A	1,100	38,588

Total		147,488

Brazil – 2.0%
Duratex	5,000	54,226
Grendene	20,000	101,537
Kroton Educacional (Units) [a]	10,000	88,593
Saraiva SA Livreiros Editores	2,000	43,132

Total		287,488

Canada – 9.0%
AGF Management Cl. B	4,000	62,436
Celestica [a]	7,000	59,010
Dundee Corporation Cl. A [a]	5,400	71,535
DundeeWealth	3,000	42,074
Ensign Energy Services	4,000	49,101
Gildan Activewear [a]	2,500	70,225
Gluskin Sheff + Associates	2,700	47,943
Ivanhoe Mines [a]	2,900	67,889
Magma Energy [a]	33,000	37,205
Major Drilling Group International	4,500	129,546
Onex Corporation	1,100	30,908
Pan American Silver	2,300	68,057
Pason Systems	4,500	53,489
Ritchie Bros. Auctioneers	3,500	72,695
Seabridge Gold [a]	1,300	37,284
ShawCor Cl. A	2,300	67,062
Sprott	14,000	68,578
TMX Group	4,175	128,346
Trican Well Service	8,700	138,757
Urbana Corporation [a]	12,400	15,185

Total		1,317,325

Cayman Islands – 0.4%
Greenlight Capital Re Cl. A [a]	2,500	62,550

Total		62,550

China – 2.8%
Ajisen China Holdings	35,000	54,763
Chemspec International ADR	9,000	53,910
China Forestry Holdings	119,000	52,454
E-House China Holdings ADR	4,500	84,915
Hollysys Automation Technologies [a]	3,900	43,641
Jinpan International	4,000	40,320
Pacific Textile Holdings	90,000	49,762
Simcere Pharmaceutical Group ADR [a]	3,000	29,730

Total		409,495

Denmark – 0.6%
H Lundbeck	5,000	88,306

Total		88,306

Egypt – 0.9%
Egyptian Financial Group-Hermes
Holding	16,000	81,503
Lecico Egypt	18,750	52,005

Total		133,508

Finland – 1.2%
Marimekko	3,600	55,359
Nokian Renkaat	1,000	34,340
Vacon	700	33,447
Vaisala Cl. A	2,000	56,112

Total		179,258

France – 6.4%
Audika	2,500	66,390
Beneteau [a]	5,000	89,429
Boiron	2,500	82,988
Bollore	225	48,678
Manutan International	1,500	93,042
Meetic	2,500	79,069
Paris Orleans et Cie	5,000	124,806
Piscines Desjoyaux	6,000	58,647
Societe BIC	700	56,197
Societe Internationale de Plantations
d’Heveas	1,400	124,228
Vetoquinol	1,750	69,185
Virbac	360	49,744

Total		942,403

Germany – 7.2%
Aixtron	3,500	104,016
Carl Zeiss Meditec	8,500	133,837
Elster Group ADR [a]	16,800	231,840
Fuchs Petrolub	650	68,851
KWS Saat	425	69,931
Pfeiffer Vacuum Technology	1,050	99,340
Rational	250	52,962
SMA Solar Technology	1,280	141,394
STRATEC Biomedical Systems	1,500	61,756
Takkt	7,000	91,248

Total		1,055,175

Greece – 0.5%
Hellenic Exchanges	10,000	71,571

Total		71,571

Hong Kong – 6.4%
Asia Satellite Telecommunications
Holdings	20,500	36,990
Asian Citrus Holdings	27,000	26,099
China Green (Holdings)	45,000	43,557
Citic 1616 Holdings	275,000	99,596
Digital China Holdings	38,000	66,510
Luk Fook Holdings (International)	80,000	178,377
Midland Holdings	69,100	64,123
Minth Group	28,000	56,008
Pico Far East Holdings	270,000	53,590
Sa Sa International Holdings	40,000	31,912
Sino Biopharmaceutical	70,000	28,239
Sino-Forest Corporation [a]	4,500	74,964
Stella International Holdings	30,000	58,849
Value Partners Group	180,000	125,740

Total		944,554

India – 1.2%
Graphite India	17,000	35,165
Maharashtra Seamless	10,000	88,573
Nava Bharat Ventures	5,500	46,389

Total		170,127

Italy – 0.7%
Recordati	12,000	107,479

Total		107,479

Japan – 9.3%
Benesse Holdings	2,000	96,310
Capcom	2,500	39,201
Celsys	27	37,841
en-japan	23	32,180
EPS	37	94,406
FamilyMart	2,500	89,632
Hogy Medical	1,300	62,835
Ito En	2,700	44,342
Japan Logistics Fund	3	24,653
kabu.com Securities	5,200	19,871
Kao	1,900	46,294
Mochida Pharmaceutical	2,300	23,612
Moshi Moshi Hotline	3,500	84,230
Nihon Parkerizing	1,500	19,549
Nomura Research Institute	6,000	112,770
Oriental Land	800	74,557
Osaka Securities Exchange	8	39,243
Sankyo Company	1,200	63,536
Santen Pharmaceutical	4,000	138,524
Shimano	1,000	52,947
Sundrug	1,100	29,688
Sysmex Corporation	400	27,743
TOTO	10,000	68,519
Wacom	37	45,873

Total		1,368,356

Jersey – 0.4%
Randgold Resources ADR	600	60,876

Total		60,876

Luxembourg – 0.7%
Brait	20,000	60,256
Reinet Investments [a]	2,300	38,582

Total		98,838

Mexico – 3.4%
Alsea	45,000	44,708
Bolsa Mexicana de Valores	37,000	61,835
Fresnillo	5,000	97,553
Grupo Aeroportuario del Pacifico ADR	2,500	86,100
Grupo Herdez	56,400	82,799
Industrias Bachoco ADR	6,900	130,755

Total		503,750

Netherlands – 0.4%
Hunter Douglas	1,400	56,283

Total		56,283

Norway – 0.9%
TGS-NOPEC Geophysical	9,000	129,388

Total		129,388

Peru – 1.4%
Hochschild Mining	30,000	209,715

Total		209,715

Puerto Rico – 1.3%
Popular [a]	66,666	193,331

Total		193,331

Singapore – 1.4%
ARA Asset Management	84,000	77,926
Biosensors International Group [a]	70,000	52,695
Kim Eng Holdings	21,300	28,668
Raffles Education [a]	200,000	42,582

Total		201,871

South Africa – 6.6%
Adcock Ingram Holdings	11,900	108,411
Advtech Limited	85,000	73,778
Aquarius Platinum	30,000	160,515
Bell Equipment [a]	50,000	71,016
Discovery Holdings	22,000	123,473
Lewis Group	10,000	100,714
Net 1 UEPS Technologies [a]	3,000	34,680
Northam Platinum	16,700	110,187
Raubex Group	40,000	130,842
Reunert Limited	7,000	62,274

Total		975,890

South Korea – 4.6%
Amorepacific Corporation	40	40,202
Binggrae Company	1,750	87,174
Green Cross	700	95,155
GS Home Shopping	1,000	83,490
Hanssem	5,500	50,647
MegaStudy	850	125,683
Mirae Asset Securities	530	27,796
Samsung Securities	550	31,304
Sung Kwang Bend	3,500	77,658
Woongjin Coway	1,500	58,408

Total		677,517

Spain – 0.2%
Almirall	2,700	29,667

Total		29,667

Sweden – 0.4%
Lundin Petroleum [a]	7,500	63,146

Total		63,146

Switzerland – 6.3%
Bank Sarasin & Co. Cl. B	2,100	81,209
Banque Privee Edmond de Rothschild	3	70,829
Burckhardt Compression Holding	950	210,563
Julius Baer Group	2,000	72,803
Lindt & Spruengli	3	83,804
Partners Group Holding	1,400	231,944
Sika	45	83,026
Vontobel Holding	1,200	39,078
VZ Holding	600	58,434

Total		931,690

Taiwan – 0.7%
Chroma Ate	20,600	49,124
St. Shine Optical	5,000	51,854

Total		100,978

Thailand – 0.7%
Big C Supercenter	22,500	48,558
Thai Beverage	263,000	54,996

Total		103,554

Turkey – 1.8%
Ford Otomotiv Sanayi	10,000	85,721
Mardin Cimento Sanayii Ve Ticaret	20,000	106,460
Vestel Beyaz Esya Sanayi Ve Ticaret	27,500	75,283

Total		267,464

United Arab Emirates – 1.5%
Lamprell	40,000	223,947

Total		223,947

United Kingdom – 7.4%
African Barrick Gold	12,500	115,854
Ashmore Group	40,900	214,980
Begbies Traynor	40,000	46,184
Domino Printing Sciences	10,000	85,300
Ensco ADR	2,000	89,460
Hikma Pharmaceuticals	6,000	64,894
Jupiter Fund Management [a]	30,000	122,294
Michael Page International	8,000	57,910
Rotork	2,200	59,443
Spirax-Sarco Engineering	2,700	76,346
Spirent Communications	38,000	84,706
Victrex	3,500	70,156

Total		1,087,527

United States – 0.4%
WaterFurnace Renewable Energy	2,000	50,753

Total		50,753

TOTAL COMMON STOCKS
(Cost $12,001,630)		14,278,730

REPURCHASE AGREEMENT – 3.1%
State Street Bank & Trust Company,
0.22% dated 9/30/10, due 10/1/10,
maturity value $453,003 (collateralized
by obligations of various U.S. Government
Agencies, 2.625% due 12/31/14, valued at $466,538)
(Cost $453,000)		453,000

TOTAL INVESTMENTS – 100.3%
(Cost $12,454,630)		14,731,730

LIABILITIES LESS CASH AND OTHER ASSETS – (0.3)%		(37,733)

NET ASSETS – 100.0%		$14,693,997

SCHEDULES OF INVESTMENTS
ROYCE FOCUS VALUE FUND
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.2%

Consumer Products – 8.3%
Apparel, Shoes and Accessories - 0.6%
Coach	1,000	$42,960

Food/Beverage/Tobacco - 5.5%
Cal-Maine Foods	5,000	144,900
Industrias Bachoco ADR	5,000	94,750
Sanderson Farms	4,000	173,160

		412,810

Sports and Recreation - 2.2%
Thor Industries	5,000	167,000

Total		622,770

Consumer Services – 2.6%
Retail Stores - 2.6%
Buckle (The)	3,000	79,620
GameStop Corporation Cl. A [a]	6,000	118,260

Total		197,880

Diversified Investment Companies – 1.0%
Exchange Traded Funds - 1.0%
ProShares UltraShort 20+ Year Treasury [a]	2,500	78,125

Total		78,125

Financial Intermediaries – 7.3%
Insurance - 4.4%
Berkshire Hathaway Cl. B [a]	4,000	330,720

Securities Brokers - 1.7%
Knight Capital Group Cl. A [a]	10,000	123,900

Securities Exchanges - 1.2%
TMX Group	3,000	92,225

Total		546,845

Financial Services – 12.7%
Information and Processing - 1.1%
SEI Investments	4,000	81,360

Investment Management - 10.5%
Ashmore Group	30,000	157,687
Franklin Resources	2,000	213,800
Partners Group Holding	1,000	165,674
U.S. Global Investors Cl. A	20,000	126,400
Value Partners Group	180,000	125,740

		789,301

Other Financial Services - 1.1%
Kennedy-Wilson Holdings [a]	8,000	84,800

Total		955,461

Industrial Products – 14.8%
Building Systems and Components - 1.0%
WaterFurnace Renewable Energy	3,000	76,130

Industrial Components - 2.5%
GrafTech International [a]	12,000	187,560

Metal Fabrication and Distribution - 7.1%
Horsehead Holding Corporation [a]	10,000	98,700
Nucor Corporation	2,000	76,400
Reliance Steel & Aluminum	4,000	166,120
Schnitzer Steel Industries Cl. A	4,000	193,120

		534,340

Pumps, Valves and Bearings - 1.1%
Gardner Denver	1,500	80,520

Specialty Chemicals and Materials - 3.1%
Mosaic Company (The)	4,000	235,040

Total		1,113,590

Industrial Services – 3.9%
Engineering and Construction - 2.0%
Jacobs Engineering Group [a]	4,000	154,800

Transportation and Logistics - 1.9%
Patriot Transportation Holding [a]	2,000	140,260

Total		295,060

Natural Resources – 27.9%
Energy Services - 9.5%
Ensco ADR	5,000	223,650
Noble Corporation	5,000	168,950
Pason Systems	5,500	65,375
Trican Well Service	10,000	159,491
Unit Corporation [a]	2,500	93,225

		710,691

Oil and Gas - 1.8%
Exxon Mobil	2,200	135,938

Precious Metals and Mining - 15.8%
Allied Nevada Gold [a]	2,500	66,250
Centamin Egypt [a]	60,000	164,448
Cliffs Natural Resources	1,500	95,880
Fresnillo	7,000	136,574
Major Drilling Group International	5,000	143,940
Newmont Mining	3,000	188,430
Pan American Silver	6,000	177,540
Seabridge Gold [a]	7,500	215,100

		1,188,162

Real Estate - 0.8%
PICO Holdings [a]	2,000	59,720

Total		2,094,511

Technology – 15.7%
Components and Systems - 4.6%
Western Digital [a]	8,000	227,120
Xyratex [a]	8,000	118,720

		345,840

Internet Software and Services - 1.1%
eBay [a]	3,500	85,400

Semiconductors and Equipment - 3.5%
Aixtron ADR	3,500	104,230
Analog Devices	5,000	156,900

		261,130

Software - 4.1%
CA	7,500	158,400
Microsoft Corporation	6,000	146,940

		305,340

Telecommunications - 2.4%
ADTRAN	2,000	70,600
Corning	6,000	109,680

		180,280

Total		1,177,990

TOTAL COMMON STOCKS
(Cost $6,199,373)		7,082,232

REPURCHASE AGREEMENT – 6.1%
State Street Bank & Trust Company,
0.22% dated 9/30/10, due 10/1/10,
maturity value $462,003 (collateralized
by obligations of various U.S. Government
Agencies, due 3/30/11, valued at $474,525)
(Cost $462,000)		462,000

TOTAL INVESTMENTS – 100.3%
(Cost $6,661,373)		7,544,232

LIABILITIES LESS CASH AND OTHER ASSETS – (0.3)%		(22,668)

NET ASSETS – 100.0%		$7,521,564

SCHEDULES OF INVESTMENTS
ROYCE PARTNERS FUND
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.7%

Consumer Products – 1.0%
Home Furnishing and Appliances - 1.0%
Hunter Douglas	400	$16,081

Total		16,081

Consumer Services – 1.3%
Restaurants and Lodgings - 1.3%
Starbucks Corporation	800	20,464

Total		20,464

Diversified Investment Companies – 4.7%
Exchange Traded Funds - 4.7%
ProShares UltraShort 20+ Year Treasury [a]	2,300	71,875

Total		71,875

Financial Intermediaries – 20.0%
Banking - 9.1%
Bank of New York Mellon (The)	1,400	36,582
Bank Sarasin & Co. Cl. B	514	19,877
Northern Trust	700	33,768
Popular [a]	8,333	24,166
State Street	700	26,362

		140,755

Insurance - 4.8%
Alleghany Corporation [a]	81	24,545
Marsh & McLennan	1,100	26,532
Primerica	1,100	22,374

		73,451

Real Estate Investment Trusts - 1.3%
Cousins Properties	2,874	20,520

Securities Brokers - 3.4%
Egyptian Financial Group-Hermes
Holding	2,000	10,188
FBR Capital Markets [a]	2,400	7,536
Lazard Cl. A	1,000	35,080

		52,804

Securities Exchanges - 1.4%
TMX Group	700	21,519

Total		309,049

Financial Services – 22.2%
Information and Processing - 7.6%
MasterCard Cl. A	100	22,400
Morningstar [a]	600	26,736
SEI Investments	1,500	30,510
Western Union	2,100	37,107

		116,753

Investment Management - 14.6%
Affiliated Managers Group [a]	200	15,602
AllianceBernstein Holding L.P.	800	21,128
Artio Global Investors Cl. A	1,000	15,300
Ashmore Group	4,500	23,653
Cohen & Steers	1,200	26,040
Invesco	1,100	23,353
Jupiter Fund Management [a]	5,700	23,236
Partners Group Holding	100	16,567
T. Rowe Price Group	300	15,020
VZ Holding	300	29,217
Westwood Holdings Group	500	16,915

		226,031

Total		342,784

Industrial Products – 9.2%
Automotive - 0.9%
Toyota Motor ADR	200	14,316

Industrial Components - 2.5%
Amphenol Corporation Cl. A	300	14,694
GrafTech International [a]	1,500	23,445

		38,139

Machinery - 1.5%
Spirax-Sarco Engineering	800	22,621

Metal Fabrication and Distribution - 1.7%
Nucor Corporation	700	26,740

Miscellaneous Manufacturing - 1.4%
Valmont Industries	300	21,720

Pumps, Valves and Bearings - 1.2%
Graco	600	19,038

Total		142,574

Industrial Services – 23.8%
Commercial Services - 8.3%
Brink’s Company (The)	1,100	25,300
Copart [a]	800	26,376
Manpower	400	20,880
Ritchie Bros. Auctioneers	1,300	27,001
Sotheby’s	800	29,456

		129,013

Engineering and Construction - 6.8%
Fluor Corporation	800	39,624
NVR [a]	100	64,753

		104,377

Food, Tobacco and Agriculture - 3.7%
Potash Corporation of Saskatchewan	400	57,616

Transportation and Logistics - 5.0%
C. H. Robinson Worldwide	300	20,976
Expeditors International of Washington	500	23,115
Landstar System	500	19,310
Patriot Transportation Holding [a]	200	14,026

		77,427

Total		368,433

Natural Resources – 7.4%
Energy Services - 3.3%
CARBO Ceramics	400	32,400
Schlumberger	300	18,483

		50,883

Oil and Gas - 0.8%
Transocean [a]	200	12,858

Precious Metals and Mining - 3.3%
Randgold Resources ADR	500	50,730

Total		114,471

Technology – 5.2%
Components and Systems - 2.2%
Diebold	1,100	34,199

Software - 2.1%
Fair Isaac	800	19,728
Microsoft Corporation	500	12,245

		31,973

Telecommunications - 0.9%
Corning	800	14,624

Total		80,796

Miscellaneous [d] – 2.9%
Total		45,245

TOTAL COMMON STOCKS
(Cost $1,323,208)		1,511,772

TOTAL INVESTMENTS – 97.7%
(Cost $1,323,208)		1,511,772

CASH AND OTHER ASSETS LESS LIABILITIES – 2.3%		36,136

NET ASSETS – 100.0%		$1,547,908

SCHEDULES OF INVESTMENTS
ROYCE MID-CAP FUND
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.9%

Consumer Products – 3.6%
Food/Beverage/Tobacco - 1.6%
J.M. Smucker Company (The)	1,150	$69,609

Sports and Recreation - 2.0%
Hasbro	1,850	82,344

Total		151,953

Consumer Services – 8.6%
Retail Stores - 7.5%
American Eagle Outfitters	4,400	65,824
Dollar Tree [a]	1,850	90,206
GameStop Corporation Cl. A [a]	3,000	59,130
O’Reilly Automotive [a]	850	45,220
Staples	2,500	52,300

		312,680

Other Consumer Services - 1.1%
Apollo Group Cl. A [a]	850	43,648

Total		356,328

Financial Intermediaries – 6.6%
Banking - 2.1%
Cullen/Frost Bankers	600	32,322
Marshall & Ilsley	4,350	30,624
Popular [a]	9,100	26,390

		89,336

Insurance - 1.7%
Lincoln National	1,600	38,272
PartnerRe	400	32,072

		70,344

Securities Brokers - 2.8%
TD AMERITRADE Holding Corporation [a]	7,200	116,280

Total		275,960

Financial Services – 3.5%
Investment Management - 3.5%
Partners Group Holding	500	82,837
T. Rowe Price Group	1,300	65,085

Total		147,922

Health – 7.9%
Drugs and Biotech - 3.5%
Biogen Idec [a]	1,400	78,568
BioMarin Pharmaceutical [a]	3,000	67,050

		145,618

Medical Products and Devices - 4.4%
C.R. Bard	500	40,715
Kinetic Concepts [a]	2,780	101,692
Teleflex	750	42,585

		184,992

Total		330,610

Industrial Products – 20.9%
Automotive - 3.9%
Autoliv	1,400	91,462
BorgWarner [a]	1,350	71,037

		162,499

Industrial Components - 1.2%
Precision Castparts	400	50,940

Metal Fabrication and Distribution - 3.5%
Nucor Corporation	1,700	64,940
Reliance Steel & Aluminum	1,900	78,907

		143,847

Paper and Packaging - 2.0%
Greif Cl. A	1,400	82,376

Pumps, Valves and Bearings - 2.6%
Flowserve Corporation	1,000	109,420

Specialty Chemicals and Materials - 6.3%
Agrium	1,510	113,235
FMC Corporation	1,200	82,092
Lubrizol Corporation (The)	650	68,880

		264,207

Other Industrial Products - 1.4%
Cooper Industries	1,200	58,716

Total		872,005

Industrial Services – 11.9%
Commercial Services - 9.1%
Cintas Corporation	3,250	89,537
FTI Consulting [a]	2,400	83,256
Manpower	2,500	130,500
TeleTech Holdings [a]	5,200	77,168

		380,461

Engineering and Construction - 1.8%
Jacobs Engineering Group [a]	1,900	73,530

Industrial Distribution - 1.0%
MSC Industrial Direct Cl. A	800	43,232

Total		497,223

Natural Resources – 14.9%
Energy Services - 3.0%
Ensco ADR	2,800	125,244

Oil and Gas - 6.8%
EQT Corporation	2,350	84,741
QEP Resources	4,800	144,672
Questar Corporation	3,200	56,096

		285,509

Precious Metals and Mining - 5.1%
African Barrick Gold	4,700	43,561
Agnico-Eagle Mines	850	60,376
IAMGOLD Corporation	2,800	49,588
Kinross Gold	3,200	60,128

		213,653

Total		624,406

Technology – 13.1%
Aerospace and Defense - 2.5%
Goodrich Corporation	730	53,823
Rockwell Collins	850	49,512

		103,335

Components and Systems - 3.4%
Western Digital [a]	4,950	140,531

Semiconductors and Equipment - 4.0%
Analog Devices	2,000	62,760
LSI Corporation [a]	13,350	60,876
ON Semiconductor [a]	6,300	45,423

		169,059

Software - 3.2%
Activision Blizzard	4,600	49,772
CA	4,000	84,480

		134,252

Total		547,177

Miscellaneous [d] – 1.9%
Total		79,888

TOTAL COMMON STOCKS
(Cost $3,834,499)		3,883,472

REPURCHASE AGREEMENT – 6.3%
State Street Bank & Trust Company,
0.22% dated 9/30/10, due 10/1/10,
maturity value $265,002 (collateralized
by obligations of various U.S. Government
Agencies, 1.375% due 5/15/13, valued at $271,837)
(Cost $265,000)		265,000

TOTAL INVESTMENTS – 99.2%
(Cost $4,099,499)		4,148,472

CASH AND OTHER ASSETS LESS LIABILITIES – 0.8%		31,601

NET ASSETS – 100.0%		$4,180,073

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND I
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 88.0%

Consumer Products – 8.9%
Apparel, Shoes and Accessories - 5.7%
Columbia Sportswear	13,627	$796,362
Volcom [a]	53,700	1,026,744
Warnaco Group (The) [a]	21,300	1,089,069

		2,912,175

Food/Beverage/Tobacco - 3.2%
Cal-Maine Foods	24,963	723,428
Hain Celestial Group [a]	37,500	899,250

		1,622,678

Total		4,534,853

Consumer Services – 3.4%
Retail Stores - 3.4%
Aeropostale [a]	42,500	988,125
Jos. A. Bank Clothiers [a]	17,250	735,022

Total		1,723,147

Financial Intermediaries – 3.6%
Insurance - 1.9%
Alleghany Corporation [a]	1,938	587,272
Markel Corporation [a]	1,100	379,049

		966,321

Securities Brokers - 1.7%
Lazard Cl. A	25,500	894,540

Total		1,860,861

Financial Services – 7.4%
Information and Processing - 4.6%
Altisource Portfolio Solutions [a]	19,500	607,230
SEI Investments	42,700	868,518
Total System Services	57,700	879,348

		2,355,096

Insurance Brokers - 1.8%
Brown & Brown	43,700	882,303

Investment Management - 1.0%
Evercore Partners Cl. A	5,600	160,216
Federated Investors Cl. B	16,000	364,160

		524,376

Total		3,761,775

Health – 4.7%
Drugs and Biotech - 1.2%
Questcor Pharmaceuticals [a]	64,151	636,378

Health Services - 3.5%
ICON ADR [a]	40,700	879,934
VCA Antech [a]	42,400	894,216

		1,774,150

Total		2,410,528

Industrial Products – 17.0%
Building Systems and Components - 1.8%
Drew Industries [a]	32,700	682,122
Simpson Manufacturing	8,300	213,974

		896,096

Industrial Components - 2.0%
GrafTech International [a]	66,400	1,037,832

Machinery - 5.3%
Columbus McKinnon [a]	47,000	779,730
Rofin-Sinar Technologies [a]	48,100	1,220,778
Wabtec Corporation	15,175	725,213

		2,725,721

Metal Fabrication and Distribution - 3.9%
Reliance Steel & Aluminum	24,000	996,720
Sims Metal Management ADR	58,640	996,880

		1,993,600

Miscellaneous Manufacturing - 2.7%
AZZ	20,700	886,788
Valmont Industries	7,000	506,800

		1,393,588

Pumps, Valves and Bearings - 1.3%
Gardner Denver	11,800	633,424

Total		8,680,261

Industrial Services – 20.0%
Commercial Services - 11.1%
Cintas Corporation	30,700	845,785
Copart [a]	8,500	280,245
Corinthian Colleges [a]	110,400	775,008
CRA International [a]	36,979	667,471
FTI Consulting [a]	17,100	593,199
MAXIMUS	14,650	902,147
Robert Half International	37,500	975,000
Universal Technical Institute	32,800	641,240

		5,680,095

Food, Tobacco and Agriculture - 1.7%
Intrepid Potash [a]	34,400	896,808

Industrial Distribution - 1.7%
MSC Industrial Direct Cl. A	15,900	859,236

Transportation and Logistics - 5.5%
Arkansas Best	26,700	646,941
Kirby Corporation [a]	16,500	660,990
Landstar System	25,600	988,672
Universal Truckload Services [a]	31,524	493,666

		2,790,269

Total		10,226,408

Natural Resources – 14.2%
Energy Services - 10.0%
Calfrac Well Services	36,500	908,864
Helmerich & Payne	16,800	679,728
Oil States International [a]	19,200	893,760
Pason Systems	79,000	939,032
ShawCor Cl. A	35,900	1,046,749
Unit Corporation [a]	17,150	639,523

		5,107,656

Precious Metals and Mining - 4.2%
Cliffs Natural Resources [f]	17,000	1,086,640
Major Drilling Group International	27,200	783,035
Randgold Resources ADR	2,900	294,234

		2,163,909

Total		7,271,565

Technology – 8.8%
Components and Systems - 1.3%
Intermec [a]	51,500	631,390

Semiconductors and Equipment - 4.3%
Aixtron ADR	20,500	610,490
Cabot Microelectronics [a]	26,000	836,680
Cymer [a]	20,500	760,140

		2,207,310

Software - 1.8%
Fair Isaac	14,500	357,570
NetScout Systems [a]	28,000	574,280

		931,850

Telecommunications - 1.4%
Harmonic [a]	103,400	711,392

Total		4,481,942

TOTAL COMMON STOCKS
(Cost $37,969,499)		44,951,340

REPURCHASE AGREEMENT – 13.0%
State Street Bank & Trust Company,
0.22% dated 9/30/10, due 10/1/10,
maturity value $6,631,041 (collateralized
by obligations of various U.S. Government
Agencies, 2.625% due 12/31/14, valued at
$6,799,650)
(Cost $6,631,000)		6,631,000

TOTAL INVESTMENTS – 101.0%
(Cost $44,600,499)		51,582,340

LIABILITIES LESS CASH AND OTHER ASSETS – (1.0)%		(520,463)

NET ASSETS – 100.0%		$51,061,877

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND II
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.7%

Consumer Products – 10.6%
Apparel, Shoes and Accessories - 6.1%
Daphne International Holdings	32,900	$38,884
Luk Fook Holdings (International)	34,600	77,148
Stella International Holdings	32,000	62,772
True Religion Apparel [a]	2,600	55,484
Warnaco Group (The) [a]	1,000	51,130

		285,418

Food/Beverage/Tobacco - 3.1%
Binggrae Company	1,181	58,830
Cal-Maine Foods	2,500	72,450
Thai Beverage	56,000	11,710

		142,990

Health, Beauty and Nutrition - 1.4%
NutriSystem [f]	3,400	65,416

Total		493,824

Consumer Services – 8.5%
Online Commerce - 1.2%
PetMed Express	3,100	54,250

Retail Stores - 5.2%
American Eagle Outfitters [f]	1,550	23,188
DSW Cl. A [a]	600	17,220
FamilyMart	1,100	39,438
GameStop Corporation Cl. A [a]	3,800	74,898
Rent-A-Center	2,200	49,236
Tiffany & Co.	800	37,592

		241,572

Other Consumer Services - 2.1%
ChinaCast Education [a,f]	5,400	38,232
IFM Investments ADR [a,f]	10,320	61,920

		100,152

Total		395,974

Diversified Investment Companies – 0.8%
Exchange Traded Funds - 0.8%
ProShares UltraShort 20+ Year Treasury [a]	1,200	37,500

Total		37,500

Financial Intermediaries – 5.5%
Insurance - 0.8%
Fidelity National Financial Cl. A	900	14,139
Greenlight Capital Re Cl. A [a]	1,000	25,020

		39,159

Securities Brokers - 1.6%
Lazard Cl. A	1,400	49,112
Stifel Financial [a]	600	27,774

		76,886

Securities Exchanges - 3.1%
NASDAQ OMX Group (The) [a]	2,900	56,347
TMX Group	2,800	86,076

		142,423

Total		258,468

Financial Services – 9.1%
Investment Management - 3.6%
AllianceBernstein Holding L.P. [f]	1,200	31,692
Artio Global Investors Cl. A	2,600	39,780
Evercore Partners Cl. A	600	17,166
Value Partners Group	112,400	78,518

		167,156

Specialty Finance - 4.2%
EZCORP Cl. A [a]	1,800	36,072
First Cash Financial Services [a]	2,900	80,475
World Acceptance [a]	1,840	81,254

		197,801

Other Financial Services - 1.3%
E-House China Holdings ADR	3,100	58,497

Total		423,454

Health – 5.3%
Drugs and Biotech - 3.6%
Endo Pharmaceuticals Holdings [a,f]	2,500	83,100
Pharmaceutical Product Development	1,950	48,340
3SBio ADR [a]	2,720	35,306

		166,746

Health Services - 0.9%
Continucare Corporation [a]	10,360	43,512

Medical Products and Devices - 0.8%
Kensey Nash [a]	1,300	37,557

Total		247,815

Industrial Products – 10.9%
Automotive - 1.7%
Minth Group	16,200	32,405
SORL Auto Parts [a]	5,600	48,496

		80,901

Building Systems and Components - 0.7%
WaterFurnace Renewable Energy	1,300	32,990

Machinery - 2.2%
FreightCar America	1,600	39,360
Jinpan International [f]	6,018	60,661

		100,021

Metal Fabrication and Distribution - 4.8%
China Metal Recycling (Holdings)	48,900	49,790
Commercial Metals	3,200	46,368
Foster (L.B.) Company Cl. A [a]	1,400	40,516
Fushi Copperweld [a]	2,840	24,679
Horsehead Holding Corporation [a]	6,400	63,168

		224,521

Miscellaneous Manufacturing - 0.4%
China Automation Group	23,100	18,638

Other Industrial Products - 1.1%
Harbin Electric [a]	2,900	51,881

Total		508,952

Industrial Services – 8.9%
Advertising and Publishing - 1.5%
ValueClick [a]	5,460	71,417

Commercial Services - 2.6%
Global Sources [a]	4,510	34,050
Team [a,f]	5,010	86,222

		120,272

Engineering and Construction - 1.3%
EMCOR Group [a]	900	22,131
KBR	1,500	36,960

		59,091

Food, Tobacco and Agriculture - 3.5%
China Green (Holdings)	71,100	68,820
Hanfeng Evergreen [a]	6,300	38,575
Zhongpin [a]	3,500	57,015

		164,410

Total		415,190

Natural Resources – 21.3%
Energy Services - 6.5%
CE Franklin [a]	10,200	68,136
Ensco ADR	1,100	49,203
Lufkin Industries	500	21,950
Patterson-UTI Energy	4,100	70,028
Rowan Companies [a]	2,050	62,238
Willbros Group [a]	3,700	33,929

		305,484

Oil and Gas - 2.7%
Gran Tierra Energy [a,f]	6,700	51,724
SM Energy	1,000	37,460
VAALCO Energy [a]	6,500	37,310

		126,494

Precious Metals and Mining - 11.2%
African Barrick Gold	5,100	47,268
Hochschild Mining	7,800	54,526
Market Vectors Gold Miners ETF	2,500	139,825
Market Vectors Junior Gold Miners ETF [a]	3,700	123,580
Randgold Resources ADR	600	60,876
Seabridge Gold [a,f]	3,300	94,644

		520,719

Real Estate - 0.9%
Midland Holdings	46,100	42,780

Total		995,477

Technology – 10.4%
Aerospace and Defense - 0.7%
HEICO Corporation	750	34,230

Components and Systems - 3.2%
AAC Acoustic Technologies Holdings	6,000	13,146
Multi-Fineline Electronix [a]	1,700	37,383
Western Digital [a]	3,550	100,785

		151,314

Distribution - 1.0%
Cogo Group [a]	7,249	44,799

Internet Software and Services - 0.3%
ActivIdentity Corporation [a,f]	7,200	15,696

IT Services - 0.6%
AsiaInfo-Linkage [a]	1,300	25,649

Software - 1.9%
Actuate Corporation [a,f]	8,100	41,715
American Software Cl. A	7,770	45,843

		87,558

Telecommunications - 2.7%
Comtech Telecommunications [a,f]	1,200	32,820
Tekelec [a]	7,050	91,368

		124,188

Total		483,434

Miscellaneous [d] – 4.4%
Total		205,091

TOTAL COMMON STOCKS
(Cost $3,800,678)		4,465,179

REPURCHASE AGREEMENT – 3.7%
State Street Bank & Trust Company, 0.22% dated 9/30/10, due 10/1/10, maturity value $172,001 (collateralized by obligations of various U.S. Government Agencies, 1.375% due 5/15/13, valued at $179,515) (Cost $172,000)		172,000

TOTAL INVESTMENTS – 99.4%
(Cost $3,972,678)		4,637,179

CASH AND OTHER ASSETS LESS LIABILITIES – 0.6%		27,822

NET ASSETS – 100.0%		$4,665,001

SECURITIES SOLD SHORT
COMMON STOCKS – 4.8%
Consumer Services – 1.1%
Retail Stores - 1.1%
AutoNation	2,300	$53,475

Total		53,475

Diversified Investment Companies – 0.9%
Exchange Traded Funds - 0.9%
iShares MSCI Hong Kong Index Fund	2,350	42,629

Total		42,629

Financial Intermediaries – 1.8%
Real Estate Investment Trusts - 1.8%
Realty Income	2,500	84,300

Total		84,300

Technology – 1.0%
Semiconductors and Equipment - 1.0%
SPDR S&P Semiconductor ETF	1,000	45,390

Total		45,390

TOTAL SECURITIES SOLD SHORT
(Proceeds $210,363)		$225,794

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL SELECT FUND
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 94.7%

Australia – 3.4%
Centamin Egypt [a]	62,500	$173,781
Kingsgate Consolidated	6,500	72,878
Medusa Mining	25,000	118,160

Total		364,819

Austria – 4.6%
Mayr-Melnhof Karton	2,100	212,994
Semperit AG Holding	7,600	290,514

Total		503,508

Belgium – 1.4%
Sipef	2,100	155,165

Total		155,165

Brazil – 3.0%
Duratex	10,000	108,451
Grendene	22,500	114,229
Kroton Educacional (Units) [a]	12,000	106,312

Total		328,992

Canada – 6.2%
Major Drilling Group International	11,500	331,062
Sprott	30,000	146,953
Tesco Corporation [a]	16,000	192,480

Total		670,495

China – 1.2%
China Forestry Holdings	300,000	132,236

Total		132,236

Denmark – 2.0%
H Lundbeck	12,000	211,934

Total		211,934

Egypt – 1.2%
Egyptian Financial Group-Hermes Holding	25,000	127,349

Total		127,349

Finland – 1.0%
Vaisala Cl. A	4,000	112,223

Total		112,223

France – 1.2%
Boiron	4,000	132,781

Total		132,781

Germany – 8.2%
Aixtron	5,500	163,453
Carl Zeiss Meditec	13,500	212,565
KWS Saat	450	74,045
Pfeiffer Vacuum Technology	3,000	283,829
SMA Solar Technology	1,400	154,650

Total		888,542

Hong Kong – 6.6%
Asian Citrus Holdings	180,000	171,585
Citic 1616 Holdings	400,000	144,867
Sino-Forest Corporation [a,f]	5,000	83,293
Value Partners Group	450,000	314,350

Total		714,095

India – 0.8%
Maharashtra Seamless	10,000	88,572

Total		88,572

Indonesia – 1.3%
PT Charoen Pokphand Indonesia	150,000	146,219

Total		146,219

Italy – 1.4%
Recordati	17,500	156,740

Total		156,740

Japan – 8.9%
Benesse Holdings	3,500	168,543
EPS	57	145,436
FamilyMart	4,000	143,412
Moshi Moshi Hotline	6,000	144,394
Nomura Research Institute	8,600	161,636
Santen Pharmaceutical	5,800	200,860

Total		964,281

Jersey – 1.3%
Randgold Resources ADR [f]	1,400	142,044

Total		142,044

Mexico – 4.2%
Fresnillo	14,000	273,148
Industrias Bachoco ADR [f]	9,400	178,130

Total		451,278

Norway – 1.6%
TGS-NOPEC Geophysical	12,000	172,517

Total		172,517

Peru – 3.5%
Hochschild Mining	55,000	384,478

Total		384,478

South Africa – 7.9%
Adcock Ingram Holdings	10,000	91,101
Aquarius Platinum	40,000	214,019
Lewis Group	20,000	201,428
Northam Platinum	22,700	149,776
Raubex Group	60,000	196,263

Total		852,587

South Korea – 1.1%
MegaStudy	800	118,290

Total		118,290

Switzerland – 6.4%
Burckhardt Compression Holding	1,500	332,468
Partners Group Holding	1,400	231,944
Sika	70	129,151

Total		693,563

Turkey – 2.2%
Ford Otomotiv Sanayi	12,000	102,866
Mardin Cimento Sanayii Ve Ticaret	25,000	133,075

Total		235,941

United Arab Emirates – 3.6%
Lamprell	70,000	391,908

Total		391,908

United Kingdom – 5.2%
African Barrick Gold	12,000	111,220
Ashmore Group	60,000	315,374
Ensco ADR [f]	3,000	134,190

Total		560,784

United States – 5.3%
Analog Devices	2,000	62,760
Schnitzer Steel Industries Cl. A [f]	4,500	217,260
U.S. Global Investors Cl. A	23,000	145,360
Unit Corporation [a,f]	4,000	149,160

Total		574,540

TOTAL COMMON STOCKS
(Cost $8,157,415)		10,275,881

REPURCHASE AGREEMENT – 6.4%
State Street Bank & Trust Company, 0.22% dated 9/30/10, due 10/1/10, maturity value $693,004 (collateralized by obligations of various U.S. Government Agencies, 0.36% due 3/22/11, valued at $712,931) (Cost $693,000)		693,000

TOTAL INVESTMENTS – 101.1%
(Cost $8,850,415)		10,968,881

LIABILITIES LESS CASH AND OTHER ASSETS – (1.1)%		(122,999)

NET ASSETS – 100.0%		$10,845,882

SECURITIES SOLD SHORT
COMMON STOCKS – 6.1%
Canada – 1.1%
iShares MSCI Canada Index Fund	4,000	$112,120

Total		112,120

United States – 3.7%
iShares Barclays 20+ Year Treasury Bond
Fund	1,300	137,163
ProShares Ultra Financials	1,500	81,540
ProShares Ultra Health Care	1,800	87,786
ProShares Ultra Industrials	2,600	93,886

Total		400,375

Non-Country Specific – 1.3%
ProShares Ultra MSCI Emerging Markets	1,500	144,210

Total		144,210

TOTAL SECURITIES SOLD SHORT
(Proceeds $599,594)		$656,705

SCHEDULES OF INVESTMENTS
ROYCE SMID-CAP SELECT FUND
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 81.4%

Consumer Products – 2.9%
Apparel, Shoes and Accessories - 1.5%
Warnaco Group (The) [a]	300	$15,339

Home Furnishing and Appliances - 1.4%
Fortune Brands	295	14,523

Total		29,862

Consumer Services – 7.8%
Retail Stores - 7.8%
American Eagle Outfitters	1,025	15,334
Dress Barn (The) [a]	550	13,062
Family Dollar Stores	510	22,522
GameStop Corporation Cl. A [a]	300	5,913
O’Reilly Automotive [a]	250	13,300
PetSmart	300	10,500

Total		80,631

Financial Intermediaries – 9.3%
Banking - 4.8%
Comerica	640	23,776
Glacier Bancorp	600	8,760
Huntington Bancshares	1,300	7,371
KeyCorp	1,250	9,950

		49,857

Insurance - 3.8%
Alleghany Corporation [a]	80	24,242
Berkley (W.R.)	140	3,790
PartnerRe	142	11,386

		39,418

Securities Exchanges - 0.7%
NASDAQ OMX Group (The) [a]	360	6,995

Total		96,270

Financial Services – 5.0%
Information and Processing - 2.9%
Equifax	480	14,976
Fiserv [a]	200	10,764
SEI Investments	230	4,678

		30,418

Investment Management - 2.1%
AllianceBernstein Holding L.P.	270	7,131
Federated Investors Cl. B	630	14,339

		21,470

Total		51,888

Health – 1.0%
Medical Products and Devices - 1.0%
C.R. Bard	130	10,586

Total		10,586

Industrial Products – 28.3%
Automotive - 2.3%
Autoliv	180	11,759
Hertz Global Holdings [a]	1,200	12,708

		24,467

Industrial Components - 7.1%
GrafTech International [a]	840	13,129
Hubbell Cl. B	540	27,405
PerkinElmer	690	15,967
Thomas & Betts [a]	420	17,228

		73,729

Machinery - 3.3%
Franklin Electric	455	15,088
Rofin-Sinar Technologies [a]	740	18,781

		33,869

Metal Fabrication and Distribution - 2.9%
Kennametal	560	17,321
Reliance Steel & Aluminum	310	12,874

		30,195

Miscellaneous Manufacturing - 1.1%
Acuity Brands	253	11,193

Paper and Packaging - 2.8%
Greif Cl. A	495	29,126

Pumps, Valves and Bearings - 0.5%
Gardner Denver	100	5,368

Specialty Chemicals and Materials - 8.3%
Cabot Corporation	970	31,593
Ferro Corporation [a]	780	10,054
Lubrizol Corporation (The)	245	25,963
Rogers Corporation [a]	600	18,888

		86,498

Total		294,445

Industrial Services – 5.4%
Advertising and Publishing - 0.8%
Interpublic Group of Companies [a]	800	8,024

Commercial Services - 1.8%
Cintas Corporation	670	18,459

Engineering and Construction - 2.2%
EMCOR Group [a]	550	13,524
Jacobs Engineering Group [a]	250	9,675

		23,199

Transportation and Logistics - 0.6%
Landstar System	164	6,334

Total		56,016

Natural Resources – 4.5%
Energy Services - 2.2%
Ensco ADR	510	22,812

Precious Metals and Mining - 2.3%
AMCOL International	500	13,095
Cliffs Natural Resources	35	2,237
Pan American Silver	300	8,877

		24,209

Total		47,021

Technology – 13.5%
Aerospace and Defense - 1.8%
Rockwell Collins	80	4,660
Teledyne Technologies [a]	350	13,937

		18,597

Components and Systems - 5.7%
AVX Corporation	2,135	29,506
Plexus Corporation [a]	770	22,599
Western Digital [a]	270	7,665

		59,770

Distribution - 3.4%
Anixter International [a]	300	16,197
Arrow Electronics [a]	725	19,379

		35,576

Semiconductors and Equipment - 2.0%
International Rectifier [a]	500	10,545
Micrel	1,050	10,353

		20,898

Telecommunications - 0.6%
Citic 1616 Holdings	15,100	5,469
Tekelec [a]	50	648

		6,117

Total		140,958

Utilities – 1.2%
UGI Corporation	450	12,875

Total		12,875

Miscellaneous [d] – 2.5%
Total		26,441

TOTAL COMMON STOCKS
(Cost $794,631)		846,993

REPURCHASE AGREEMENT – 18.1%
State Street Bank & Trust Company, 0.22% dated 9/30/10, due 10/1/10, maturity value $189,001 (collateralized by obligations of various U.S. Government Agencies, 1.375% due 5/15/13, valued at $194,902) (Cost $189,000)		189,000

TOTAL INVESTMENTS – 99.5%
(Cost $983,631)		1,035,993

CASH AND OTHER ASSETS LESS LIABILITIES – 0.5%		4,803

NET ASSETS – 100.0%		$1,040,796

SCHEDULES OF INVESTMENTS
ROYCE ASIA-PACIFIC SELECT FUND
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 90.6%

Bermuda – 0.8%
Global Sources [a,f]	1,100	$8,305

Total		8,305

Canada – 1.1%
Hanfeng Evergreen [a]	2,000	12,246

Total		12,246

China – 29.7%
AsiaInfo-Linkage [a]	400	7,892
China Forestry Holdings	17,300	7,626
China Metal Recycling (Holdings)	36,200	36,858
Cogo Group [a]	3,260	20,147
Daphne International Holdings	7,500	8,864
Duoyuan Global Water ADR [a]	600	7,818
Duoyuan Printing [a]	800	2,272
E-House China Holdings ADR [f]	1,600	30,192
Fushi Copperweld [a]	1,300	11,297
Gulf Resources [a]	1,600	12,304
Harbin Electric [a,f]	1,200	21,468
IFM Investments ADR [a,f]	4,500	27,000
Jinpan International [f]	1,800	18,144
Simcere Pharmaceutical Group ADR [a,f]	700	6,937
Sinovac Biotech [a,f]	3,100	12,028
SORL Auto Parts [a,f]	2,800	24,248
Spreadtrum Communications ADR [a,f]	500	6,030
3SBio ADR [a,f]	1,000	12,980
Tianneng Power International	50,000	19,526
Wonder Auto Technology [a]	1,400	11,914
Xinhua Winshare Publishing and Media	18,000	9,628

Total		315,173

Hong Kong – 19.2%
Bosideng International Holdings [f]	26,500	11,544
China Green (Holdings) [f]	37,700	36,491
Citic 1616 Holdings	39,500	14,306
Dickson Concepts (International)	7,700	5,528
Embry Holdings	11,500	9,708
Luk Fook Holdings (International)	700	1,561
Pico Far East Holdings	117,000	23,223
REXLot Holdings	358,200	34,163
Sa Sa International Holdings	9,900	7,898
Stella International Holdings	14,700	28,836
Value Partners Group	44,400	31,016

Total		204,274

Japan – 25.4%
Benesse Holdings [f]	300	14,447
Capcom	1,500	23,520
Celsys [f]	20	28,031
EPS [f]	6	15,309
FamilyMart [f]	900	32,268
Fancl Corporation [f]	1,300	20,758
Nihon Kohden [f]	1,100	22,677
Proto Corporation	400	16,890
Ryohin Keikaku [f]	500	16,770
Sankyo Company	400	21,179
TOTO	1,700	11,648
Tsumura & Co. [f]	500	15,549
Wacom [f]	15	18,597
ZENRIN	1,100	11,899

Total		269,542

Singapore – 3.9%
Raffles Education [a,f]	85,400	18,183
SATS	3,700	8,018
Super Group	19,000	15,892

Total		42,093

South Korea – 7.4%
Binggrae Company	378	18,830
Green Cross [f]	125	16,992
KT&G Corporation [f]	400	23,854
MegaStudy [f]	100	14,786
Woongjin Coway [f]	100	3,894

Total		78,356

Taiwan – 3.1%
Chroma Ate	2,677	6,384
Delta Electronics	2,600	10,860
St. Shine Optical	1,000	10,371
Taiwan Hon Chuan Enterprise	340	661
WPG Holdings	2,249	4,463

Total		32,739

TOTAL COMMON STOCKS
(Cost $926,789)		962,728

REPURCHASE AGREEMENT – 10.3%
State Street Bank & Trust Company, 0.22% dated 9/30/10, due 10/1/10, maturity value $109,001 (collateralized by obligations of various U.S. Government Agencies, 1.375% due 5/15/13, valued at $112,838) (Cost $109,000)		109,000

TOTAL INVESTMENTS – 100.9%
(Cost $1,035,789)		1,071,728

LIABILITIES LESS CASH AND OTHER ASSETS – (0.9)%		(9,414)

NET ASSETS – 100.0%		$1,062,314

SECURITIES SOLD SHORT
COMMON STOCKS – 20.1%
China – 3.2%
iShares FTSE/Xinhua China 25 Index
Fund	300	$12,846
Yongye International	3,000	21,180

Total		34,026

France – 3.2%
iShares MSCI France Index Fund	1,400	33,586

Total		33,586

Hong Kong – 0.9%
iShares MSCI Hong Kong Index Fund	500	9,070

Total		9,070

Italy – 3.0%
iShares MSCI Italy Index Fund	1,900	31,920

Total		31,920

Japan – 2.8%
iShares MSCI Japan Index Fund	3,000	29,670

Total		29,670

South Korea – 3.0%
iShares MSCI South Korea Index Fund	600	32,094

Total		32,094

Spain – 1.5%
iShares MSCI Spain Index Fund	400	16,260

Total		16,260

Non-Country Specific – 2.5%
iShares MSCI Emerging Markets Index
Fund	600	26,862

Total		26,862

TOTAL SECURITIES SOLD SHORT
(Proceeds $192,532)		$213,488

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY SELECT FUND
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 100.0%

Consumer Products – 5.5%
Apparel, Shoes and Accessories - 3.0%
Joe’s Jeans [a]	8,000	$16,880
Liz Claiborne [a]	2,000	12,160
Quiksilver [a]	3,300	12,903

		41,943

Food/Beverage/Tobacco - 1.4%
Smart Balance [a]	5,000	19,400

Other Consumer Products - 1.1%
Physicians Formula Holdings [a]	5,000	15,300

Total		76,643

Consumer Services – 5.3%
Restaurants and Lodgings - 1.6%
O’Charleys [a]	3,000	21,570

Retail Stores - 3.7%
bebe Stores	2,000	14,420
Conn’s [a]	5,000	23,250
Cost Plus [a]	3,500	14,525

		52,195

Total		73,765

Diversified Investment Companies – 8.6%
Exchange Traded Funds - 8.6%
ProShares Short QQQ [a]	800	31,079
ProShares Short Russell2000 [a]	1,300	49,309
ProShares Short S&P500 [a]	800	39,120

Total		119,508

Financial Intermediaries – 3.8%
Banking - 2.1%
SVB Financial Group [a]	400	16,928
Tennessee Commerce Bancorp [a]	3,000	12,150

		29,078

Securities Brokers - 1.7%
GFI Group	5,000	23,200

Total		52,278

Health – 4.3%
Health Services - 1.3%
Almost Family [a]	600	17,778

Medical Products and Devices - 1.6%
Accuray [a]	3,600	22,392

Personal Care - 1.4%
Elizabeth Arden [a]	1,000	19,990

Total		60,160

Industrial Products – 17.8%
Automotive - 1.1%
Cooper Tire & Rubber	800	15,704

Building Systems and Components - 1.3%
Apogee Enterprises	2,000	18,300

Construction Materials - 1.1%
Louisiana-Pacific Corporation [a]	2,000	15,140

Industrial Components - 1.5%
Mueller Water Products Cl. A	7,000	21,140

Machinery - 2.4%
Flow International [a]	6,000	15,780
Hardinge	2,200	16,852

		32,632

Metal Fabrication and Distribution - 5.1%
Carpenter Technology	700	23,597
Dynamic Materials	1,500	22,665
Haynes International	700	24,444

		70,706

Specialty Chemicals and Materials - 3.4%
Material Sciences [a]	3,000	13,380
OM Group [a]	500	15,060
Zoltek Companies [a]	2,000	19,440

		47,880

Other Industrial Products - 1.9%
Koppers Holdings	1,000	26,870

Total		248,372

Industrial Services – 15.4%
Advertising and Publishing - 1.1%
Martha Stewart Living Omnimedia Cl. A [a]	3,200	15,168

Commercial Services - 5.2%
Furmanite Corporation [a]	5,000	24,400
Heidrick & Struggles International	1,000	19,480
Hudson Highland Group [a]	3,500	12,040
Korn/Ferry International [a]	1,000	16,540

		72,460

Transportation and Logistics - 9.1%
Arkansas Best	1,200	29,076
Diana Shipping [a]	1,000	12,700
General Maritime	4,000	19,640
Horizon Lines Cl. A	4,000	16,800
Overseas Shipholding Group	700	24,024
Wabash National [a]	3,000	24,270

		126,510

Total		214,138

Natural Resources – 12.9%
Energy Services - 3.3%
Basic Energy Services [a]	3,500	29,820
Union Drilling [a]	3,500	15,680

		45,500

Oil and Gas - 6.1%
Goodrich Petroleum [a]	1,500	21,855
McMoRan Exploration [a]	1,500	25,815
SM Energy	1,000	37,460

		85,130

Precious Metals and Mining - 3.5%
Century Aluminum [a]	1,700	22,389
James River Coal [a]	1,500	26,295

		48,684

Total		179,314

Technology – 22.3%
Internet Software and Services - 1.7%
Limelight Networks [a]	4,000	23,520

Semiconductors and Equipment - 9.1%
Alpha & Omega Semiconductor [a]	1,500	17,040
Brooks Automation [a]	3,000	20,130
Ikanos Communications [a]	10,000	11,900
Kulicke & Soffa Industries [a]	2,500	15,475
LTX-Credence Corporation [a]	8,000	16,720
MEMC Electronic Materials [a]	1,000	11,920
Rudolph Technologies [a]	2,000	16,620
Varian Semiconductor Equipment
Associates [a]	600	17,268

		127,073

Software - 3.2%
Bottomline Technologies [a]	1,300	19,968
Smith Micro Software [a]	2,500	24,850

		44,818

Telecommunications - 8.3%
Aviat Networks [a]	5,000	20,450
Ciena Corporation [a]	1,400	21,798
CommScope [a]	900	21,366
Globecomm Systems [a]	2,000	16,740
MasTec [a]	2,000	20,640
Veraz Networks [a]	10,000	13,600

		114,594

Total		310,005

Miscellaneous [d] – 4.1%
Total		57,770

TOTAL COMMON STOCKS
(Cost $1,309,930)		1,391,953

TOTAL INVESTMENTS – 100.0%
(Cost $1,309,930)		1,391,953

CASH AND OTHER ASSETS LESS LIABILITIES – 0.0%		465

NET ASSETS – 100.0%		$1,392,418

[a]	Non-income producing.
[b]	All or a portion of these securities were on loan at September 30, 2010. Total market value of loaned securities as of September 30, 2010 was as follows:

Fund	Market Value

Royce Pennsylvania Mutual Fund	$74,150,041
Royce Micro-Cap Fund	18,161,731
Royce Premier Fund	54,858,541
Royce Low-Priced Stock Fund	98,379,902
Royce Total Return Fund	3,747,508
Royce Heritage Fund	3,138,171
Royce Opportunity Fund	30,380,234
Royce Value Fund	9,234,097
Royce Value Plus Fund	10,776,347
Royce 100 Fund	5,949,228

[c]

At September 30, 2010, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[d]	Includes securities first acquired in 2010 and less than 1% of net assets.
[e]

Securities for which market quotations are not readily available represent 0.1%, 0.0%, 0.1% and 0.0% of net assets for Royce Total Return Fund, Royce Heritage Fund, Royce Financial Services Fund and Royce Dividend Value Fund, respectively. These securities have been valued at their fair value under procedures established by the Fund’s Board of Trustees.

[f]	All or a portion of these securities have been segregated as collateral for short sales.

Securities of Global/International Funds are categorized by the country of their headquarters, with the exception of Exchange-traded funds.

TAX INFORMATION:
At September 30, 2010, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

	Tax Basis Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized

			Appreciation	Depreciation

Royce Pennsylvania Mutual Fund	$4,909,722,941	$ 682,489,836	$1,157,339,791	$474,849,955
Royce Micro-Cap Fund	1,022,847,715	177,887,257	286,310,857	108,423,600
Royce Premier Fund	4,336,599,856	1,433,535,859	1,585,282,770	151,746,911
Royce Low-Priced Stock Fund	3,053,812,819	777,392,789	1,046,689,472	269,296,683
Royce Total Return Fund	3,435,573,848	802,737,317	1,078,608,742	275,871,425
Royce Heritage Fund	202,291,940	32,902,701	41,903,766	9,001,065
Royce Opportunity Fund	1,841,634,964	50,342,994	319,507,795	269,164,801
Royce Special Equity Fund	1,492,376,199	257,204,971	299,466,605	42,261,634
Royce Value Fund	1,390,366,369	158,358,843	228,456,082	70,097,239
Royce Value Plus Fund	2,916,233,842	90,233,199	415,417,125	325,183,926
Royce 100 Fund	315,688,716	45,520,716	53,734,328	8,213,612
Royce Discovery Fund	3,223,774	(101,118)	255,162	356,280
Royce Financial Services Fund	12,054,256	245,224	1,903,308	1,658,084
Royce Dividend Value Fund	70,138,603	8,238,213	9,415,976	1,177,763
Royce European Smaller-Companies Fund	8,476,215	1,685,606	2,012,363	326,757
Royce Global Value Fund	62,013,302	10,893,027	12,955,409	2,062,382
Royce SMid-Cap Value Fund	4,480,525	315,057	531,271	216,214
Royce International Smaller-Companies Fund	12,454,630	2,277,100	2,642,365	365,265
Royce Focus Value Fund	6,661,373	882,859	1,089,128	206,269
Royce Partners Fund	1,323,209	188,563	257,306	68,743
Royce Mid-Cap Fund	4,117,209	31,263	238,876	207,613
Royce Select Fund I	44,695,234	6,887,106	7,986,390	1,099,284
Royce Select Fund II	3,762,989	648,396	793,718	145,322
Royce Global Select Fund	8,250,821	2,061,355	2,299,502	238,147
Royce SMid-Cap Select Fund	984,439	51,554	70,905	19,351
Royce Asia-Pacific Select Fund	843,257	14,983	95,872	80,889
Royce Opportunity Select Fund	1,310,486	81,467	94,668	13,201

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price (in the case of long positions) or at the lowest ask price (in the case of short positions). Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements)
Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2010:

	Level 1	Level 2	Level 3	Total

Royce Pennsylvania Mutual Fund
Common stocks	$5,207,301,824	$218,101,135	$—	$5,425,402,959
Cash equivalents	75,287,818	91,522,000	—	166,809,818
Royce Micro-Cap Fund
Common stocks	744,515,546	336,831,699	—	1,081,347,245
Cash equivalents	18,835,727	100,552,000	—	119,387,727
Royce Premier Fund
Common stocks	4,769,359,143	436,517,682	—	5,205,876,825
Cash equivalents	54,941,890	509,317,000	—	564,258,890
Royce Low-Priced Stock Fund
Common stocks	2,746,148,689	823,528,671	—	3,569,677,360
Cash equivalents	99,180,248	162,348,000	—	261,528,248
Royce Total Return Fund
Common stocks	3,838,455,547	146,107,542	3,558,342	3,988,121,431
Preferred stocks	10,677,420	5,699,624	—	16,377,044
Corporate bonds	—	21,189,840	—	21,189,840
Cash equivalents	3,819,850	208,803,000	—	212,622,850
Royce Heritage Fund
Common stocks	173,408,170	53,616,726	25,097	227,049,993
Cash equivalents	3,220,648	4,924,000	—	8,144,648
Royce Opportunity Fund
Common stocks	1,789,679,775	2,041,969	—	1,791,721,744
Cash equivalents	31,480,214	68,776,000	—	100,256,214
Royce Special Equity Fund
Common stocks	1,445,541,159	18,358,011	—	1,463,899,170
Cash equivalents	—	285,682,000	—	285,682,000
Royce Value Fund
Common stocks	1,331,543,910	166,181,050	—	1,497,724,960
Cash equivalents	9,549,252	41,451,000	—	51,000,252
Royce Value Plus Fund
Common stocks	2,644,791,745	207,737,044	—	2,852,528,789
Cash equivalents	11,157,252	142,781,000	—	153,938,252
Royce 100 Fund
Common stocks	316,683,846	22,970,055	—	339,653,901
Cash equivalents	6,130,531	15,425,000	—	21,555,531
Royce Discovery Fund
Common stocks	2,968,656	—	—	2,968,656
Cash equivalents	—	154,000	—	154,000
Royce Financial Services Fund
Common stocks	8,257,759	3,821,024	15,219	12,094,002
Preferred stocks	—	478	—	478
Cash equivalents	—	205,000	—	205,000
Royce Dividend Value Fund
Common stocks	59,987,370	13,875,479	11,603	73,874,452
Preferred stocks	—	364	—	364
Cash equivalents	—	4,502,000	—	4,502,000
Royce European Smaller-Companies Fund
Common stocks	57,800	9,614,021	—	9,671,821
Cash equivalents	—	490,000	—	490,000
Royce Global Value Fund
Common stocks	14,621,801	52,390,528	—	67,012,329
Cash equivalents	—	5,894,000	—	5,894,000
Royce SMid-Cap Value Fund
Common stocks	3,649,056	731,526	—	4,380,582
Cash equivalents	—	415,000	—	415,000
Royce International Smaller-Companies Fund
Common stocks	1,664,757	12,613,973	—	14,278,730
Cash equivalents	—	453,000	—	453,000
Royce Focus Value Fund
Common stocks	5,794,948	1,287,284	—	7,082,232
Cash equivalents	—	462,000	—	462,000
Royce Partners Fund
Common stocks	1,306,823	204,949	—	1,511,772
Royce Mid-Cap Fund
Common stocks	3,735,332	148,140	—	3,883,472
Cash equivalents	—	265,000	—	265,000
Royce Select Fund I
Common stocks	41,273,661	3,677,679	—	44,951,340
Cash equivalents	—	6,631,000	—	6,631,000
Royce Select Fund II
Common stocks	3,480,023	985,156	—	4,465,179
Cash equivalents	—	172,000	—	172,000
Royce Global Select Fund
Common stocks	1,221,384	9,054,497	—	10,275,881
Cash equivalents	—	693,000	—	693,000
Royce SMid-Cap Select Fund
Common stocks	841,524	5,469	—	846,993
Cash equivalents	—	189,000	—	189,000
Royce Asia-Pacific Select Fund
Common stocks	240,976	721,752	—	962,728
Cash equivalents	—	109,000	—	109,000
Royce Opportunity Select Fund
Common stocks	1,391,953	—	—	1,391,953

Short positions:

	Level 1	Level 2	Level 3	Total

Royce Select Fund II
Common stocks	$(225,794)	$—	$—	$(225,794)
Royce Global Select Fund
Common stocks	(656,705)	—	—	(656,705)
Royce Asia-Pacific Select Fund
Common stocks	(213,488)	—	—	(213,488)

Level 3 Reconciliation:

	Balance as of 12/31/09	Purchases	Transfers In	Sales	Realized and Unrealized Gain (Loss)	Balance as of 9/30/10

Royce Total Return Fund
Common stocks	$—	$3,100,052	$1,977,975	$—	$(1,519,685)	$3,558,342
Royce Heritage Fund
Common stocks	25,115	—	—	—	(18)	25,097
Royce Special Equity Fund
Common stocks	225,131	—	—	1,793,930	1,568,799	—
Royce Value Plus Fund
Common stocks	97,821	—	—	—	(97,821)	—
Royce Financial Services Fund
Common stocks	—	6,666	20,911	—	(12,358)	15,219
Royce Dividend Value Fund
Common stocks	—	5,082	15,943	—	(9,422)	11,603

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Short Sales:
The Funds may sell securities they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

Securities Lending:
The Funds loan securities to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending.

Transactions in Affiliated Companies:
An “Affiliated Company,” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the nine months ended September 30, 2010:

Affiliated Company	Shares 12/31/09	Market Value 12/31/09	Cost of Purchases	Cost of Sales	Realized Gain (Loss)	Dividend Income	Shares 9/30/10	Market Value 9/30/10

Royce Pennsylvania Mutual Fund
Almost Family	300,541	$11,880,386	$10,659,736	$—	$—	$—	603,943	$17,894,831
Colony Financial	286,647	5,838,999	13,230,541	—	—	563,218	953,603	17,622,583
CRA International	446,874	11,909,192	2,989,341	—	—	—	574,643	10,372,306
Ethan Allen Interiors	1,587,541	21,304,800	—	314,732	(73,287)	236,768	1,573,910	27,480,469
Harbinger Group	1,009,600	7,087,392	—	—	—	—	1,009,600	5,603,280
Home Diagnostics*	878,647	5,359,747	—	7,104,923	2,934,721	—
Nutraceutical International	737,810	9,126,710	—	—	—	—	737,810	11,576,239
Obagi Medical Products	1,143,524	13,722,288	3,341,468	1,508,362	330,334	—	1,272,315	13,359,307
Orchids Paper Products*	45,100	902,902	6,047,391	2,061,852	(648,308)	—
Pervasive Software	1,461,500	7,044,430	—	—	—	—	1,461,500	7,219,810
Preformed Line Products	241,085	10,559,523	3,341,304	—	—	180,918	334,606	11,667,712
Rimage Corporation	648,314	11,241,765	—	39,017	9,433	—	645,314	10,608,962
Stanley Furniture	689,924	7,002,729	—	—	—	—	689,924	2,373,338
Technitrol	1,584,739	6,941,157	2,114,337	—	—	144,396	2,095,739	9,242,209
U.S. Physical Therapy	905,675	15,333,078	—	82,249	33,531	—	898,675	15,025,846
Weyco Group	590,500	13,959,420	—	—	—	277,535	590,500	14,301,910
		159,214,518			2,586,424	1,402,835		174,348,802
Royce Micro-Cap Fund
Arctic Cat*	1,013,800	9,286,408	—	4,960,581	273,200	—
Cache*	708,800	3,239,216	—	1,155,344	2,934,820	—
CryptoLogic	751,575	2,750,765	—	—	—	—	751,575	1,022,142
GP Strategies	1,028,900	7,747,617	612,054	—	—	—	1,109,900	10,088,991
Graham Corporation	406,500	8,414,550	2,612,969	—	—	30,590	572,339	8,882,701
Heritage-Crystal Clean	317,133	3,317,211	4,577,900	—	—	—	847,033	8,512,682
Key Technology	405,314	4,725,961	531,959	—	—	—	444,814	5,746,997
LaCrosse Footwear	522,669	6,648,350	155,300	—	—	721,170	532,669	7,356,159
PDI	740,394	3,568,699	2,176,167	—	—	—	1,015,694	8,877,166
TGC Industries	1,405,193	5,494,305	391,102	4	(1)	—	1,575,202	6,048,776
ULURU*	4,423,519	928,939	—	6,393,409	(5,918,300)	—
Uranium Resources	—	—	2,721,851	48,837	24,422	—	4,945,950	6,182,438
World Energy Solutions	428,100	1,232,928	115,346	—	—	—	470,900	1,393,864
		57,354,949			(2,685,859)	751,760		64,111,916
Royce Premier Fund
Arkansas Best*	1,906,902	56,120,126	—	67,631,008	(23,131,942)	105,414
Cabot Microelectronics	2,086,191	68,760,855	1,799,524	—	—	—	2,136,191	68,742,626
Cal-Maine Foods	1,712,686	58,368,339	1,643,839	—	—	1,640,039	1,762,686	51,082,640
Cognex Corporation	2,957,717	52,410,745	—	—	—	502,812	2,957,717	79,325,970
Dionex Corporation	1,294,500	95,624,715	4,430,563	—	—	—	1,354,500	117,082,980
Fossil*	3,548,290	119,080,612	—	27,573,773	14,904,916	—
Knight Capital Group Cl. A*	4,667,200	71,874,880	—	—	—	—
Lincoln Electric Holdings	2,512,497	134,318,090	—	—	—	2,110,497	2,512,497	145,272,577
MKS Instruments	2,941,910	51,218,653	—	—	—	—	2,941,910	52,895,542
Nu Skin Enterprises Cl. A	3,381,500	90,860,905	—	1,055,361	568,836	1,255,562	3,331,500	95,947,200
ProAssurance Corporation	1,633,449	87,732,546	—	—	—	—	1,633,449	94,070,328
Sanderson Farms	1,957,391	82,523,605	6,143,699	—	—	910,406	2,074,791	89,817,703
Schnitzer Steel Industries Cl. A	1,635,238	78,000,853	23,212,202	—	—	99,685	2,121,038	102,403,714
Seabridge Gold	2,103,900	51,061,653	17,293,899	—	—	—	2,753,900	78,981,852
Silver Standard Resources*	4,116,399	90,025,646	—	12,234,801	(5,476,366)	—
Simpson Manufacturing	3,308,986	88,978,634	2,014,668	332,862	17,331	1,009,476	3,387,886	87,339,701
Thor Industries	3,754,300	117,885,020	14,463,834	—	—	558,068	4,239,757	141,607,884
Timberland Company (The) Cl. A	2,582,279	46,300,263	8,606,598	—	—	—	3,032,279	60,069,447
Trican Well Service*	6,069,100	81,590,616	9,667,546	—	—	280,793
Unit Corporation	2,920,474	124,120,145	—	—	—	—	2,920,474	108,904,476
Woodward Governor	3,841,024	98,983,188	—	—	—	691,384	3,841,024	124,525,998
		1,745,840,089			(13,117,225)	9,164,136		1,498,070,638
Royce Low-Priced Stock Fund
Castle (A.M.) & Co.	1,849,667	25,321,941	—	1,248,335	(498,056)	—	1,799,667	23,845,588
Ceradyne*	1,583,100	30,411,351	—	8,884,413	1,466,656	—
Corinthian Colleges	1,932,792	26,614,546	24,692,846	—	—	—	5,739,200	40,289,184
Cross Country Healthcare	2,328,100	23,071,471	—	—	—	—	2,328,100	16,739,039
Houston Wire & Cable	1,465,700	17,441,830	1,486,093	—	—	397,256	1,591,200	15,959,736
Imperial Sugar	713,740	12,447,625	706,237	580,000	193,505	40,824	713,740	9,335,719
Integral Systems	1,366,294	11,832,106	—	650,325	(120,720)	—	1,306,726	9,643,638
Kennedy-Wilson Holdings	1,994,994	17,855,196	9,325,500	—	—	—	2,894,994	30,686,937
KVH Industries	1,100,200	16,227,950	—	—	—	—	1,100,200	16,514,002
LECG Corporation*	1,722,490	5,150,245	—	—	—	—
Magma Energy*	5,132,900	8,883,252	5,081,720	—	—	—
New Frontier Media*	1,903,000	3,596,670	—	3,444,430	(430,154)	—
Novatel Wireless	2,292,176	18,268,643	—	—	—	—	2,292,176	18,062,347
PC-Tel	1,295,592	7,669,905	—	780,634	(168,396)	—	1,195,592	7,340,935
Sigma Designs	2,045,558	21,887,471	123,471	—	—	—	2,057,658	23,642,490
Tesco Corporation	3,077,305	39,728,008	1,960,231	—	—	—	3,243,005	39,013,350
Total Energy Services	1,966,700	13,069,335	—	—	—	146,284	1,966,700	16,878,182
TTM Technologies*	2,300,035	26,519,403	—	7,862,803	(1,919,886)	—
WaterFurnace Renewable Energy	700,500	17,387,752	2,439,683	—	—	424,159	799,500	20,288,604
Xyratex	—	—	22,512,608	—	—	—	1,662,537	24,672,049
		343,384,700			(1,477,051)	1,008,523		312,911,800
Royce Total Return Fund
Bancorp Rhode Island	261,300	6,710,184	—	—	—	133,263	261,300	7,298,109
Barry (R.G.)	—	—	8,709,419	—	—	56,081	793,193	8,161,956
Cato Corporation (The) Cl. A	1,323,580	26,551,015	4,172,118	632,213	31,174	731,206	1,475,215	39,476,753
Chase Corporation	773,974	9,140,633	—	—	—	—	773,974	11,261,322
Colony Financial	286,283	5,831,585	9,775,860	—	—	438,513	808,029	14,932,376
Mueller (Paul) Company	116,700	2,334,000	—	—	—	—	116,700	2,112,270
Peapack-Gladstone Financial	463,145	5,872,679	—	—	—	69,472	463,145	5,455,848
Starrett (L.S.) Company (The) Cl. A	529,400	4,664,014	—	—	—	95,292	529,400	5,532,230
		61,104,110			31,174	1,523,827		94,230,864
Royce Opportunity Fund
AXT*	1,796,352	5,838,144	123,538	3,133,852	512,718	—
BTU International	622,455	3,952,589	29,946	—	—	—	627,955	4,345,449
Cambrex Corporation	1,595,708	8,904,051	947,735	842,044	50,785	—	1,597,644	6,789,987
ClearOne Communications	699,862	2,211,564	—	45,237	(10,107)	—	688,662	2,313,904
Comstock Homebuilding Cl. A	911,315	738,165	355,829	10,644	636	—	1,234,265	1,703,286
Concurrent Computer*	459,787	1,839,148	—	1,266,741	(828,777)	—
Cost Plus	1,103,440	1,125,509	591,106	602,454	(290,041)	—	1,377,038	5,714,708
dELiA*s	2,037,584	3,810,282	—	86,113	(30,633)	—	2,002,784	3,785,262
Dixie Group	698,444	1,892,783	168,243	—	—	—	750,944	2,275,360
Evans & Sutherland Computer	766,730	76,673	—	—	—	—	766,730	391,032
Gerber Scientific	1,267,500	6,400,875	172,933	—	—	—	1,298,500	8,011,745
Interlink Electronics*	792,875	261,649	—	2,739,956	(2,521,522)	—
Interphase Corporation	404,700	1,036,032	—	8,837	(2,233)	—	401,800	711,186
LeCroy Corporation	855,536	3,122,706	144,176	695,110	(387,449)	—	842,236	6,653,664
Lydall	874,600	4,556,666	155,483	—	—	—	895,463	6,590,608
MarineMax	1,285,700	11,815,583	1,368,642	5,727,556	(3,190,404)	—	1,219,450	8,584,928
Material Sciences	970,950	1,718,581	136,271	—	—	—	1,006,950	4,490,997
Merix Corporation*	1,722,167	4,219,309	—	—	—	—
Network Equipment Technologies	1,830,887	7,415,092	121,399	—	—	—	1,861,089	6,420,757
Planar Systems	1,372,633	3,912,004	84,108	—	—	—	1,408,133	3,210,543
REX American Resources*	670,200	9,423,012	—	3,698,900	438,705	—
SigmaTron International	329,572	1,647,860	—	—	—	—	329,572	1,927,996
Tennessee Commerce Bancorp	—	—	1,308,590	—	—	—	325,606	1,318,704
Thermadyne Holdings*	713,971	5,190,569	—	918,519	(297,531)	—
Tollgrade Communications	623,388	3,808,901	183,729	—	—	—	651,988	4,779,072
TRC Companies	1,756,647	5,252,375	17,422	—	—	—	1,762,880	4,477,715
		100,170,122			(6,555,853)	—		84,496,903
Royce Special Equity Fund
Ampco-Pittsburgh	536,000	16,900,080	4,944,004	—	—	333,360	739,907	18,364,492
Atrion Corporation	132,000	20,555,040	2,200,263	35,905	3,463	953,400	147,730	23,268,952
Baker (Michael)	173,655	7,189,317	16,688,985	—	—	—	621,214	20,475,213
Bowl America Cl. A	303,587	3,961,810	368,877	—	—	146,052	331,100	4,085,774
Clearwater Paper	414,300	22,774,071	10,811,304	—	—	—	602,600	45,845,808
Computer Services	334,000	11,957,200	2,026,999	—	—	217,603	770,122	16,557,623
CSS Industries	646,000	12,558,240	2,170,775	—	—	321,249	767,000	13,261,430
Dorman Products	1,059,063	16,584,926	3,750,625	—	—	—	1,249,226	38,501,145
Foster (L.B.) Company Cl. A	752,911	22,444,277	1,828,282	—	—	—	818,011	23,673,238
Frisch’s Restaurants	506,784	12,086,798	17,300	—	—	208,075	507,500	9,962,225
Hooker Furniture	577,640	7,145,407	4,181,223	—	—	208,141	914,382	10,634,263
Hurco Companies	334,900	4,956,520	391,684	158,280	(7,363)	—	348,800	6,302,816
Insteel Industries	831,510	10,809,630	2,420,260	891,309	(123,006)	83,808	1,011,082	9,079,517
Koss Corporation*	450,262	225,131	—	4,384,872	(2,590,942)	—
Lawson Products *	582,700	10,284,655	—	14,570,546	(6,184,771)	32,804
Mesa Laboratories	231,644	6,103,820	2,061,233	—	—	97,154	310,082	7,131,886
Met-Pro Corporation	621,100	6,596,082	2,098,150	—	—	137,328	838,804	8,463,532
National Presto Industries	499,500	54,560,385	8,001,225	—	—	4,070,925	576,500	61,379,955
Park Electrochemical	1,007,000	27,833,480	9,784,004	—	—	335,164	1,384,500	36,467,730
Psychemedics Corporation	436,672	3,209,539	522,572	—	—	169,868	501,988	4,668,488
Universal Electronics	556,500	12,921,930	5,707,266	—	—	—	827,152	17,246,119
Utah Medical Products	149,216	4,375,013	2,840,703	—	—	154,633	253,925	7,440,003
Versant Corporation	310,614	4,739,970	471,144	2,070,668	(646,586)	—	218,215	2,522,566
		300,773,321			(9,549,205)	7,469,564		385,332,775
Royce Value Plus Fund
A.C. Moore Arts & Crafts*	1,883,100	5,536,314	—	31,459,210	(25,368,241)	—
Affymetrix	3,260,464	19,041,110	1,868,680	—	—	—	3,560,464	16,235,716
American Italian Pasta Cl. A*	—	—	44,350,797	44,350,797	16,288,136	—
Avid Technology	2,342,672	29,892,495	2,639,382	5,840,345	(2,349,152)	—	2,337,672	30,646,880
Bancorp (The)	1,317,170	9,035,786	—	—	—	—	1,317,170	8,811,868
Berkshire Hills Bancorp	612,500	12,666,500	8,231,693	—	—	522,384	1,088,300	20,634,168
Caliper Life Sciences	2,990,500	7,685,585	—	173,958	(70,937)	—	2,965,500	11,832,345
Casual Male Retail Group	4,088,734	9,526,750	—	—	—	—	4,088,734	16,682,034
Celadon Group	1,893,600	20,545,560	—	1,301,232	(152,857)	—	1,818,600	25,114,866
Cerus Corporation	2,884,500	5,740,155	—	—	—	—	2,884,500	11,076,480
Christopher & Banks	2,253,900	17,174,718	—	—	—	405,702	2,253,900	17,828,349
Cosi	3,997,600	2,398,560	489,106	—	—	—	4,975,812	4,319,005
Cosi (Rights)*	3,997,600	97,821	—	—	—	—
Cypress Bioscience*	2,259,200	13,012,992	—	21,492,993	(14,923,073)	—
Digi International	1,213,800	11,069,856	516,420	20,810	(1,880)	—	1,261,800	11,974,482
Energy Partners	—	—	25,286,839	—	—	—	2,389,108	28,693,187
Exar Corporation*	2,171,464	15,439,109	350,630	17,591,562	(4,569,895)	—
FARO Technologies	1,584,700	33,975,968	—	10,060,299	(578,458)	—	1,204,800	26,276,688
GSI Group*	2,538,394	2,157,635	4,471,785	—	—	—
HealthTronics*	2,518,718	6,649,416	—	13,491,530	(1,419,376)	—
Intermec	1,359,000	17,476,740	19,680,567	—	—	—	3,123,005	38,288,041
Liquidity Services	1,748,723	17,609,641	—	926,719	(310,729)	—	1,698,723	27,196,555
Littelfuse	1,549,395	49,813,049	5,586,805	11,614,435	701,393	—	1,389,695	60,729,672
Mercury Computer Systems	2,198,749	24,208,226	—	—	—	—	2,198,749	26,450,951
NutriSystem*	1,158,874	36,122,102	9,899,030	8,045,020	(3,619,896)	840,284
RADVision*	1,391,600	8,405,264	—	17,245,676	(8,454,086)	—
Shamir Optical Industry*	1,257,200	10,057,600	—	6,658,038	(662,851)	—
Supertex	782,053	23,305,179	2,579,368	—	—	—	882,053	19,511,012
Symyx Technologies*	3,132,577	17,229,174	1,407,120	7,824,426	(3,737,521)	—
Tennant Company*	861,000	22,549,590	1,878,719	1,873,502	164,249	381,536
Theratechnologies*	3,319,600	14,061,125	437,989	18,475,420	(4,169,781)	—
TradeStation Group	2,190,000	17,279,100	—	—	—	—	2,190,000	14,410,200
		479,763,120			(53,234,955)	2,149,906		416,712,499
*Not an Affiliated Company at September 30, 2010.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)                   The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)                   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund

By:

/s/ Charles M. Royce

Charles M. Royce

President, The Royce Fund

Date: November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce

Charles M. Royce

President, The Royce Fund

Date: November 19, 2010

By:

/s/ John D. Diederich

John D. Diederich

Treasurer, The Royce Fund

Date: November 19, 2010